File Nos. 333-75718 and 811-05716

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         ( )
           Pre-Effective Amendment No.                                 ( )
                                            ------------
                                            ------------
           Post-Effective Amendment No.         18                     (X)
                                            ------------
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ( )
           Amendment No.                        99                     (X)
                                            ------------

                        (CHECK APPROPRIATE BOX OR BOXES.)

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                               (NAME OF DEPOSITOR)

      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR, NEW YORK, NEW YORK 10005-1423
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 586-7733
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                VINCENT VITIELLO
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR
                          NEW YORK, NEW YORK 10005-1423
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                              MINNEAPOLIS, MN 55416
                                 (763) 765-2913

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on May 1, 2007 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
May 1, 2007

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS
                                       1

                       THE ALLIANZ OPPORTUNITY TM NEW YORK
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                  ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS. This prospectus describes a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York.


The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the value of the Contract and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.

The Contract offers two optional Guaranteed Benefit Packages (GBPs). Each GBP includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB) and both GBPs carry a higher Contract expense. We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The Contract also provides a bonus of 6% on each Purchase Payment we receive before the older Owner's 81st birthday and before you exercise the GPWB (if applicable).


Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy Notice in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.
THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


We currently offer the Investment Options listed on the following page. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. The general account Investment Choices are not available if you select a GBP. We may add, substitute or remove Investment Choices in the future.
This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contacts that we no longer offer can be found in the Statement of Additional Information.

Dated: May 1, 2007


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 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
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
                                       2


INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
--------------------------------------------------------------------------------

AIM
AZLSM AIM Basic Value Fund
AZLSM AIM International Equity Fund

CLEARBRIDGE
AZLSM LMP Large Cap Growth Fund
AZLSM LMP Small Cap Growth Fund

COLUMBIA
AZLSM Columbia Technology Fund

DAVIS
AZLSM Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio(1)

DREYFUS
AZLSM Dreyfus Founders Equity Growth Fund
AZLSM Dreyfus Premier Small Cap Value Fund
AZLSM S&P 500 Index Fund
ZLSM Small Cap Stock Index Fund
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund, Inc.

FIRST TRUST
AZLSM First Trust Target Double Play Fund

FRANKLIN TEMPLETON
AZLSM Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund(2)
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund

FUSION PORTFOLIOS
AZL FusionSM Balanced Fund
AZL FusionSM Growth Fund
AZL FusionSM Moderate Fund

JENNISON
AZLSM Jennison 20/20 Focus Fund
AZLSM Jennison Growth Fund
Jennison 20/20 Focus Portfolio

LEGG MASON
AZLSM Legg Mason Growth Fund
AZLSM Legg Mason Value Fund

NEUBERGER BERMAN
AZLSM Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE
AZLSM NACM International Fund

OPPENHEIMER CAPITAL
AZLSM OCC Opportunity Fund
AZLSM OCC Renaissance Fund
AZLSM OCC Value Fund
OpCap Mid Cap Portfolio

OPPENHEIMER FUNDS
AZLSM Oppenheimer Developing Markets Fund
AZLSM Oppenheimer Global Fund
AZLSM Oppenheimer International Growth Fund
AZLSM Oppenheimer Main Street Fund
Oppenheimer Global Securities Fund/VA(1)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA(1)

PIMCO
AZLSM PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
PIMCO VIT Total Return Portfolio

PRUDENTIAL
AZLSM Money Market Fund
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

SCHRODER
AZLSM Schroder International Small Cap Fund

SELIGMAN
Seligman Smaller-Cap Value Portfolio(1)

TARGETPLUS PORTFOLIOS
AZL TargetPLUSSM Balanced Fund
AZL TargetPLUSSM Equity Fund
AZL TargetPLUSSM Growth Fund
AZL TargetPLUSSM Moderate Fund

VAN KAMPEN
AZLSM Van Kampen Aggressive Growth Fund
AZLSM Van Kampen Comstock Fund
AZLSM Van Kampen Equity and Income Fund
AZLSM Van Kampen Global Franchise Fund
AZLSM Van Kampen Global Real Estate Fund
AZLSM Van Kampen Growth and Income Fund
AZLSM Van Kampen Mid Cap Growth Fund
AZLSM Van Kampen Strategic Growth Fund

(1) The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2) The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.

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 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
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
                                       3


TABLE OF CONTENTS

FEE TABLES............................................4
----------
    CONTRACT OWNER TRANSACTION EXPENSES...............4
    -----------------------------------
    CONTRACT OWNER PERIODIC EXPENSES..................4
    --------------------------------
    ANNUAL OPERATING EXPENSES OF THE
     INVESTMENT OPTIONS...............................5
    ---------------------------------------------------
    EXAMPLES..........................................6
    --------
1.  THE VARIABLE ANNUITY CONTRACT.....................7
--  -----------------------------
    OWNERSHIP.........................................8
    ---------
2.  THE ANNUITY PHASE.................................9
--  -----------------
    INCOME DATE.......................................9
    -----------
    PARTIAL ANNUITIZATION.............................9
    ---------------------
    ANNUITY OPTIONS..................................10
    ---------------
    TRADITIONAL ANNUITY PAYMENTS.....................11
    ----------------------------
    GUARANTEED MINIMUM INCOME BENEFITS (GMIBS).......12
    ------------------------------------------
    TAXATION OF GMIB PAYMENTS........................14
    -------------------------
    AMOUNT USED TO CALCULATE GMIB PAYMENTS...........15
    --------------------------------------
    TRADITIONAL GMIB VALUE...........................15
    ----------------------
    ENHANCED GMIB VALUE..............................15
    -------------------
3.  PURCHASE.........................................17
    PURCHASE PAYMENTS................................17
    BONUS............................................18
    AUTOMATIC INVESTMENT PLAN (AIP)..................18
    ALLOCATION OF PURCHASE PAYMENTS..................19
    TAX-FREE SECTION 1035 EXCHANGES..................19
    FAXED APPLICATIONS...............................19
    FREE LOOK/RIGHT TO EXAMINE.......................20
    ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE..20
4.  INVESTMENT OPTIONS...............................21
--  ------------------
    SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS29
    --------------------------------------------------
    TRANSFERS........................................29
    ---------
    EXCESSIVE TRADING AND MARKET TIMING..............30
    -----------------------------------
    DOLLAR COST AVERAGING (DCA) PROGRAM..............32
    -----------------------------------
    FLEXIBLE REBALANCING.............................33
    --------------------
    FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS...33
    ----------------------------------------------
    VOTING PRIVILEGES................................33
    -----------------
5.  OUR GENERAL ACCOUNT..............................34
--  -------------------
6.  EXPENSES.........................................34
--  --------
    MORTALITY AND EXPENSE RISK (M&E) CHARGES.........34
    ----------------------------------------
    CONTRACT MAINTENANCE CHARGE......................35
    ---------------------------
    WITHDRAWAL CHARGE................................35
    -----------------
    TRANSFER FEE.....................................37
    ------------
    PREMIUM TAXES....................................37
    -------------
    INCOME TAXES.....................................37
    ------------
    INVESTMENT OPTION EXPENSES.......................37
    --------------------------
7.  TAXES............................................38
    ANNUITY CONTRACTS IN GENERAL.....................38
    QUALIFIED CONTRACTS..............................38
    MULTIPLE CONTRACTS...............................39
    PARTIAL 1035 EXCHANGES...........................39
    DISTRIBUTIONS - NON-QUALIFIED CONTRACTS..........40
    DISTRIBUTIONS - QUALIFIED CONTRACTS..............40
    ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS....42
    DEATH BENEFITS...................................42
    WITHHOLDING......................................42
    FEDERAL ESTATE TAXES.............................42
    GENERATION-SKIPPING TRANSFER TAX.................43
    FOREIGN TAX CREDITS..............................43
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND
        FOREIGN CORPORATIONS.........................43
        --------------------
    POSSIBLE TAX LAW CHANGES.........................43
    ------------------------
    DIVERSIFICATION..................................43
    ---------------
    REQUIRED DISTRIBUTIONS...........................43
    ----------------------
8.  ACCESS TO YOUR MONEY.............................44
    PARTIAL WITHDRAWAL PRIVILEGE.....................45
    GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)...45
    GPWB PAYMENTS....................................47
    TAXATION OF GPWB PAYMENTS........................48
    SYSTEMATIC WITHDRAWAL PROGRAM....................49
   THE MINIMUM DISTRIBUTION PROGRAM AND
        REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS.49
        --------------------------------------------
    SUSPENSION OF PAYMENTS OR TRANSFERS..............50
    -----------------------------------
9.  ILLUSTRATIONS....................................50
--  -------------
10. DEATH BENEFIT....................................50
--- -------------
    TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT
    (TRADITIONAL GMDB)...............................51
    ---------------------------------------------------------------
    ENHANCED GUARANTEED MINIMUM DEATH BENEFIT
    ------------------------------------------
        (ENHANCED GMDB)..............................51
        ---------------
    TERMINATION OF THE DEATH BENEFIT.................52
    --------------------------------
    DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS.52
    DEATH OF THE OWNER AND/OR ANNUITANT UNDER
        ALL OTHER CONTRACTS..........................53
        -------------------
    DEATH BENEFIT PAYMENT OPTIONS....................56
    -----------------------------
11. OTHER INFORMATION................................56
--- -----------------
    ALLIANZ LIFE OF NEW YORK.........................56
    ------------------------
    THE SEPARATE ACCOUNT.............................56
    --------------------
    DISTRIBUTION.....................................57
    ------------
    ADDITIONAL CREDITS FOR CERTAIN GROUPS............58
    -------------------------------------
    ADMINISTRATION/ALLIANZ SERVICE CENTER............59
    -------------------------------------
    LEGAL PROCEEDINGS................................59
    -----------------
    FINANCIAL STATEMENTS.............................59
    --------------------
12. GLOSSARY.........................................60
--- --------
13. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION       62
--- ------------------------------------------------------------
14. PRIVACY NOTICE...................................63
--- --------------
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
-------------------------------------------
    EACH INVESTMENT OPTION...........................64
    ----------------------
APPENDIX B - CONDENSED FINANCIAL INFORMATION.........69
--------------------------------------------
APPENDIX C - GMIB AND GPWB VALUE
    CALCULATION EXAMPLES.............................74
    --------------------
APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES......76
-----------------------------------------------
APPENDIX E - WITHDRAWAL CHARGE EXAMPLES..............77
---------------------------------------
FOR SERVICE OR MORE INFORMATION......................79
-------------------------------

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 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
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
                                       4

The following is a list of common abbreviations used in this prospectus:

        AIA  =   ANNUAL INCREASE AMOUNT                          GMIB  =  GUARANTEED MINIMUM INCOME BENEFIT
        GBP  =   GUARANTEED BENEFIT PACKAGE                      GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT
       GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT                 MAV  =  MAXIMUM ANNIVERSARY VALUE

--------------------------------------------------------------------------------------------------------------------------

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. Taxes, including deductions we make from the Contract to reimburse ourselves for premium taxes, also may apply although they do not appear in these tables. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(1) (as a percentage of each Purchase Payment withdrawn)

  NUMBER OF COMPLETE YEARS
   SINCE WE RECEIVED YOUR
      PURCHASE PAYMENT                  CHARGE
              0                          8.5%
              1                          8.5%
              2                          8.5%
              3                          8.0%
              4                          7.0%
              5                          6.0%
              6                          5.0%
              7                          4.0%
              8                          3.0%
       9 years or more                   0.0%

TRANSFER FEE(2)..................First 12 transfers in a Contract Year are free.
                                 Thereafter, the fee is $25.


(1) The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.
(2) Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this charge during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.



CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE(3)........................$30 per Contract per year.

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
                                       5

SEPARATE ACCOUNT EXPENSES:
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                                         M&E CHARGES
                                         TRADITIONAL
                            NO GBP           GBP        ENHANCED GBP
Traditional GMDB             1.90%          2.10%          2.60%
Enhanced GMDB                2.10%          2.25%          2.75%

The Traditional GBP consists of:
--------------------------------------------------------------------------------
o   The Traditional GMIB, and
o   The Traditional GPWB.

The Enhanced GBP consists of:
o   The Enhanced GMIB, and
o   The Enhanced GPWB.

If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE(4)........................$30 per Contract per year.

SEPARATE ACCOUNT EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)
    M&E CHARGE    1.90%

(3) We waive the charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total Contract Value of all your Contracts. If the total Contract Value of all your Contracts is at least $100,000, we waive the charge on all your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(4) We waive this charge during the Annuity Phase if your Contract Value on the Income Date is $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.


ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2006, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. Current and future total annual operating expenses could be higher or lower than those shown in the table. These expenses are deducted from the Investment Options' assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. Please see the Investment Options' prospectuses for more information regarding the fees and expenses of the Investment Options.

                                                                                              MINIMUM         MAXIMUM
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements                             0.49%           2.53%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum fee currently paid is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A.

--------------------------------------------------------------------------------
Appendix A contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.
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 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
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
                                       6


EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown. The expenses shown in these examples do not show the effect of any expenses assessed against the bonus.

The $30 contract maintenance charge is included in the examples as a charge of 0.028% of the average daily assets invested in a subaccount for the most recent calendar year based on the total charges collected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some Owners may pay more or less than the average.

Transfer fees and deductions we make to reimburse ourselves for premium taxes may apply but are not reflected in these examples. Bonus amounts are also not reflected in these examples. If bonus amounts were included, expenses would be higher.

For additional information, see section 6, Expenses.


If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
    a) The Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest M&E charge of 2.75%).
    b) The Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.90%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
                                                              ------------- ------------- -------------- -------------
2.53% (the maximum)                                            a) $1,380     a) $2,436      a) $3,336     a) $5,235
                                                               b) $1,297     b) $2,199      b) $2,961     b) $4,586
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.49% (the minimum)                                            a) $1,180     a) $1,856      a) $2,407     a) $3,568
                                                               b) $1,095     b) $1,604      b) $1,989     b) $2,754
------------------------------------------------------------- ------------- ------------- -------------- -------------


If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
    a) The Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest M&E charge of 2.75%).
    b) The Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.90%).


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                1 YEAR       3 YEARS        5 YEARS       10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                              ------------- ------------- -------------- -------------
                                                              ------------- ------------- -------------- -------------
2.53% (the maximum)                                             a) $ 530     a) $1,586      a) $2,636     a) $5,235
                                                                b) $ 447     b) $1,349      b) $2,261     b) $4,586
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.49% (the minimum)                                             a) $ 330     a) $1,006      a) $1,707     a) $3,568
                                                                b) $ 245      b) $ 754      b) $1,289     b) $2,754
------------------------------------------------------------- ------------- ------------- -------------- -------------


* Traditional Annuity Payments are not available until 13 months after your Issue Date, and GMIB Payments are not available until the tenth Contract Anniversary.

See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.

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 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
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
                                       7

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life of New York), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.


The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.


The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.


The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o    The Business Day before the Income Date if you take a Full Annuitization.
o    The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner, it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the deceased Owner's spouse continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least 13 months after your Issue Date. For Contracts with a GBP, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning on the tenth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.


* GMIB Payments are not available under a Partial Annuitization.

Your Investment Choices include the Investment Options and, if you do not select a GBP (which includes a GMIB and a GPWB), they also include any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose Contract Value based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select.

The only general account Investment Choice available during the Accumulation Phase is the DCA Fixed Option. HOWEVER, THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GBP. If you select the DCA Fixed Option, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.


THE CONTRACT WILL TERMINATE WHEN:
o   the Accumulation Phase has terminated,
o   the Annuity Phase has terminated, and/or
o   all applicable death benefit payments have been made.


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OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.


JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. HOWEVER, WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.


ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.


NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners.There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.


PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.


NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.


ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

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2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.


* GMIB Payments are not available under a Partial Annuitization.

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the latest date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least 13 months after the Issue Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after 13 months. GMIB Payments are not available under a Partial Annuitization. Partial Annuitizations are not available after you exercise the GPWB (if applicable) or after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Traditional Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.


A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with a GBP, it will also decrease the GMIB and GPWB values. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. For more information, see section 2, Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs); section 6, Expenses - Withdrawal Charge; section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits (GPWBs); and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.

ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS FOR TAX PURPOSES. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax.


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Partial Annuitizations may also affect the tax treatment of any future Annuity
Payments. We may make deductions to reimburse ourselves for premium taxes from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.


OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. Under a Partial Annuitization, this Annuity Option is only available for variable payouts; fixed Partial Annuitizations are not allowed.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed variable Traditional Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.


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                                       11

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} where:
    (A) = Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
    (B) = The amount applied to variable Traditional Annuity Payments on the Income Date.
    (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
    (D) = The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
    (E) = Dollar value of first variable Traditional Annuity Payment.
    (F) = Number of variable Traditional Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
    51.25 (item "D").
o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33
- 3,177.50} = 15 x 5,155.83 = $77,337.50


OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS ONLY AVAILABLE IF YOU SELECT AN OPTIONAL GBP AND ELECT TO RECEIVE GMIB PAYMENTS BASED ON THE GMIB VALUE, OR IF YOU EXERCISE THE GPWB AND ELECT TO STOP GPWB PAYMENTS AND INSTEAD RECEIVE FIXED ANNUITY PAYMENTS BASED ON YOUR REMAINING GPWB VALUE. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, we will continue to make Annuity Payments to the Payee for the rest of the specified period certain. This Annuity Option is not available to you under a Partial Annuitization.


NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.


You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o   a variable payout,
o   a fixed payout, or
o   a combination of both.

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Annuity Option 6 is only available if you select an optional GBP and:
o   you request GMIB Payments based on the GMIB value; or
o if you exercise the GPWB and elect to stop GPWB Payments and instead request fixed Annuity Payments based on your remaining GPWB value.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided for under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least ten Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value (less any deduction we make to reimburse ourselves for premium tax) is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Traditional Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.


If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.

o The Contract Value (less any deduction we make to reimburse ourselves for premium tax) on the Income Date.
o    The age of the Annuitant and any joint Annuitant on the Income Date.
o    The sex of the Annuitant and any joint Annuitant, where permitted.
o    The Annuity Option you select.
o    The assumed investment return (AIR) you select.
o    The mortality table specified in the Contract.
o    The future performance of the Investment Option(s) you select.

You can choose an AIR of either 3% or 4.5%. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.

o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Under Annuity Option 6, the expiration of the specified period certain.
o    Contract termination.

* If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS)
The GMIBs are only available as part of the optional Guaranteed Benefit Packages
(GBPs).

The Traditional GBP consists of:
o   the Traditional GMIB, and
o   the Traditional GPWB.

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The Enhanced GBP consists of:
o   the Enhanced GMIB, and
o   the Enhanced GPWB.


The GPWBs are not available separately from the GMIBs.

The GBPs provide a guaranteed minimum fixed income stream and are designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.


All GBPs carry an additional M&E charge. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.


You select a GBP at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date. The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age 80. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. IF YOU SELECT A GBP, THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU.


We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. The GMIBs do not create Contract Value or guarantee the performance of any Investment Option. You will not receive the benefit of the bonus on the parts of the GMIB value that are based on Purchase Payments.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE THEY MAY NOT BE APPROPRIATE IF
YOU:
O    DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
O    DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING PERIOD,
     OR
O INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.


The Contract offers a choice of two GBPs: the Traditional GBP where the GMIB value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations, or the Enhanced GBP where the GMIB value is either the MAV, or the 7% AIA. THE GMIB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GMIB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GMIB VALUE BY EXERCISING THE GMIB. For more information, see the GMIB value discussions later in this section.


If you purchase this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. YOU SHOULD CONSIDER WHETHER THE GMIB IS APPROPRIATE FOR YOUR SITUATION IF YOU PLAN TO EXERCISE THE GMIB AFTER YOUR RMD BEGINNING DATE.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIBS.

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The annuity income protection provided by the GMIB will apply only under the following circumstances.


o Your Income Date must be within 30 days following a Contract Anniversary, beginning with the tenth Contract Anniversary.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option you select.
o If the Annuity Option you select involves a period certain, the duration of the period certain must be at least ten years.
o If you select Annuity Option 6, we will base the GMIB Payments on an interest rate of 1% per year.
o If you request GMIB Payments based on the 7% AIA, your available Annuity Options are restricted to Annuity Options 2 or 4, and the duration of the period certain must be at least ten years. Under the 7% AIA, we will base GMIB Payments on an interest rate of 1% per year and the mortality table specified in your endorsement.


Under the GMIB you can only take a Full Annuitization.

IF YOU EXERCISE THE GMIB:
o   The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the M&E charge, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.90% M&E charge.
o   The GPWB will terminate. o The GMDB endorsement will terminate.


In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.


BEFORE YOU EXERCISE THE GMIB, THE GMIB ENDORSEMENT WILL ONLY TERMINATE UPON THE EARLIEST OF THE FOLLOWING.


o    Contract termination.
o The Business Day before the Income Date that you take a Full Annuitization and request Traditional Annuity Payments.
o    The Business Day the GMIB value and Contract Value are both zero.
o    The date GPWB Payments begin.
o The death of the Owner, unless the spouse continues the Contract as the new Owner.

IF YOU EXERCISE THE GMIB, THE PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING:

o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Under Annuity Option 6, the expiration of the specified period certain.
o    Contract termination.

TAXATION OF GMIB PAYMENTS
GMIB Payments should be treated as annuity payments for tax purposes. For Non-Qualified Contracts, a portion of each GMIB Payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.


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AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV, depending on the Annuity Option you select. In these instances, we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TRADITIONAL GMIB VALUE
If the Traditional GMIB was effective on the Issue Date, the Traditional GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to:


o    total Purchase Payments received (not including any bonus), and
o reduced proportionately by the percentage of Contract Value (including any bonus) applied to a traditional Partial Annuitization or withdrawn (including any bonus and withdrawal charge) for each traditional annuitization or withdrawal taken.

If the Traditional GMIB was effective after the Issue Date, the Traditional GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to:
o    your Contract Value on the endorsement effective date,
o plus any additional Purchase Payments (not including any bonus) you made on or after the endorsement effective date,
o reduced proportionately by the percentage of Contract Value (including any bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken on or after the endorsement effective date.


ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE TRADITIONAL GMIB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the GMIB value, we will deduct more than the amount annuitized or withdrawn from the GMIB value.

Please see Appendix C for examples of the calculations of the Traditional GMIB value.

ENHANCED GMIB VALUE
The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either:
o    the 7% AIA; or
o    the MAV.

If the MAV is greater than the 7% AIA, the Enhanced GMIB value is equal to the MAV. If the 7% AIA is greater than the MAV, you may be able to decide whether to set the Enhanced GMIB value equal to the 7% AIA or the MAV.


THE 7% AIA MAY BE MORE LIMITED THAN THE MAV BECAUSE:
o the 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options.


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CALCULATING THE 7% AIA
The 7% AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date (not including any bonus).

On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:
o    its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day, and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any bonus and withdrawal charge).


On each Contract Anniversary before the older Owner's 80th birthday,* the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.


Beginning with the Contract Anniversary that occurs on or after the older Owner's 80th birthday,* we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.


WE LIMIT THE 7% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments (not including any bonus) received in the first five Contract Years, and
o reduced proportionately by the percentage of Contract Value (including any bonus) applied to each traditional Partial Annuitization or withdrawal (including any bonus and withdrawal charge) for each annuitization or withdrawal taken.


CALCULATING THE MAV
The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:


o    its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day (not including any bonus), and
o reduced proportionately by the percentage of Contract Value (including any bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).


On each Contract Anniversary before the older Owner's 81st birthday,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE 7% AIA OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

Please see Appendix C for examples of the calculations of the Enhanced GMIB value.

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IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR TRADITIONAL
GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO TOTAL PURCHASE PAYMENTS ADJUSTED FOR PARTIAL WITHDRAWALS AND PARTIAL ANNUITIZATIONS. YOUR ENHANCED GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO EITHER THE 5% AIA OR THE MAV. ONCE YOU EXERCISE THE GPWB, THE GPWB VALUE WILL STOP INCREASING, AND IT WILL DECREASE:
o   on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.


If you exercise the GPWB, the increased M&E charge associated with the GBP will continue until the GPWB endorsement terminates.

If you exercise the GPWB, you can elect to stop GPWB Payments and instead do one of the following.

o Take an Excess Withdrawal of the entire Contract Value (including any bonus), less any withdrawal charges and any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (including any bonus), less any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in this section. For example, payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the M&E charge to 1.90% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value, we will no longer assess the M&E charge on that portion of the Contract, and that portion of the Contract you applied to Annuity Payments will terminate as indicated in this section.

If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges and any deduction we make to reimburse ourselves for premium tax) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000, you can instead elect to:
o   continue the Contract, or
o annuitize the remaining Contract Value (less any deduction we make to reimburse ourselves for premium tax).

If you elect to continue or annuitize the Contract, we will no longer assess the M&E charge associated with the GBP.


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3.    PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase
Payment requirements for this Contract are as follows.
o The minimum initial payment we will accept is $35,000.
o You can make additional Purchase Payments of any amount (or as low as $100 minimum if you have selected the automatic investment plan) during the Accumulation Phase before the older Owner's 81st birthday and before you exercise the GPWB, if applicable.
o   YOU CANNOT MAKE ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE
    INCOME DATE YOU TAKE A FULL ANNUITIZATION, AFTER YOU EXERCISE THE GPWB, OR AFTER THE OLDER OWNER TURNS AGE 81.
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o   The maximum total amount we will accept without prior approval is $1 million
    (including amounts already invested in other Allianz Life of New York variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN WHAT IS ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.


We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment in order to comply with state and/or federal law.

BONUS
During the Accumulation Phase, we will credit each Purchase Payment we receive with a bonus of 6% at the time we receive your payment. We will allocate your bonus and Purchase Payment to the Investment Choices according to the selections you made at Contract issue. You cannot explicitly allocate your bonus separately from your Purchase Payments. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn.

We will credit the bonus to your Contract subject to the following terms:
1) All bonus amounts and any gains or losses attributable to the bonus are treated as earnings under the Contract for purposes of income taxation and the withdrawal charge.
2) All gains and losses attributable to bonus amounts and the bonus are part of the Contract Value.

The bonus is not included in any of the guaranteed benefits that are based on Purchase Payments but it is included in the guaranteed benefits that are based on Contract Value. We pay all bonus amounts from the general account assets of Allianz Life of New York.

Your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the free look/right to examine period, you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the Contract Value (which includes the bonus), that you will receive less money back than you would have if you had not received the bonus or not purchased a bonus annuity. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the mortality and expense risk charge) associated with the bonus.


AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Sections 401 or 403(b) of the Internal Revenue Code.

YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.


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ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract, we will allocate your Purchase Payment and bonus amounts to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. We will allocate the bonus the same way as the corresponding Purchase Payment. You may change the allocation of future Purchase Payments without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future.


We reserve the right to limit the number of Investment Options that you may invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future, however, we will always allow you to invest in at least ten Investment Options.


Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another or a life insurance policy for an annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

o    you might have to pay a withdrawal charge on your previous contract,
o    there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower), and o the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system whether it is ours, yours, your service provider's, or your registered representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center.

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We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value, less any bonus as of the day we receive your request. You will receive any gains or losses associated with the bonus. This may be more or less than your initial Purchase Payment. If you purchased the Contract as an IRA, we will refund your Purchase Payment (not including any bonus), less withdrawals, if you decide to cancel your Contract within the free look period. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (including any bonus) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices as you have selected at Contract issue. If we allocate your Purchase Payments to the AZL Money Market Fund during the free look period and you cancel your Contract or we reject your application, you will receive any interest earned on amounts allocated to the AZL Money Market Fund if we refund your Contract Value. However, if state law requires us to refund your Purchase Payments, you will not receive any such interest. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract, and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,
o   adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day and any charges for taxes.


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.*

* For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.

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EXAMPLE


o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o    The bonus rate is 6%.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of a subaccount Accumulation Unit based on the Investment Option you chose is $13.25.


We then divide $3,180 ($3,000 Purchase Payment plus $180 bonus amount) by $13.25 and credit your Contract on Wednesday night with 240 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

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4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates, for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.


We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

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 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
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
                                       22


The following advisers and subadvisers are affiliated with us: Allianz Life Advisers, LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.


                               INVESTMENT OPTIONS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
AIM
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL AIM Basic      Large Value   Long-term         At least 65% of total assets in equity
Life Advisers, LLC/     Value Fund                       growth of         securities of U.S. issuers that have market
A I M Capital                                            capital           capitalizations of greater than $500
Management, Inc.                                                           million and that the subadviser believes to
                                                                           be undervalued.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL AIM           International  Long-term         At least 80% of its assets in a diversified
                        International        Equity      growth of         portfolio of international equity
                        Equity Fund                      capital           securities whose issuers are considered by
                                                                           the fund's subadviser to have strong
                                                                           earnings momentum.
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL LMP Large     Large Growth   Long-term         At least 80% of its net assets in equity
Life Advisers,          Cap Growth Fund                  growth of         securities of U.S. companies with large
LLC/ClearBridge                                          capital           market capitalizations, similar to
Advisors, LLC                                                              companies in the Russell 1000(R) Growth
                                                                           Index. Also may invest in preferred stocks,
                                                                           warrants and convertible securities and up to
                                                                           15% of its assets in securities of foreign
                                                                           issuers.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL LMP Small       Small Cap    Long-term         At least 80% of its net assets in equity
                        Cap Growth Fund                  growth of         securities of companies with small market
                                                         capital           capitalization values, at the time of purchase
                                                                           not exceeding the greater of $3 billion or the
                                                                           highest month-end market capitalization value
                                                                           of any stock in the Russell 2000(R) Value
                                                                           Index for the previous 12 months.
------------------------------------------------------------------------------------------------------------------------
COLUMBIA
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Columbia        Specialty    Capital           At least 80% of its total net assets in
Life Advisers,          Technology Fund                  Appreciation      common stocks of U.S and foreign technology
LLC/Columbia                                                               companies that may benefit from technological
Management                                                                 improvements, advancements or developments.
Advisors, LLC
------------------------------------------------------------------------------------------------------------------------
DAVIS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Davis NY       Large Value   Long-term         Invests the majority of assets in equity
Life Advisers,          Venture Fund                     growth of         securities issued by large companies with
LLC/Davis Selected                                       capital           market capitalizations of at least $10
Advisers, L.P.                                                             billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Davis        Davis VA            Specialty    Long-term         At least 80% of net assets in securities
Advisors                Financial                        growth of         issued by companies  principally engaged in
                        Portfolio                        capital           the financial services sector.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Davis VA Value     Large Value   Long-term         Invests primarily in equity securities
                        Portfolio                        growth of         issued by large companies with market
                                                         capital           capitalizations of at least $10 billion.
------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Dreyfus       Large Growth   Long-term         Primarily invests in common stocks of
Life Advisers,          Founders Equity                  growth of         large, well-established and mature
LLC/Founders Asset      Growth Fund                      capital and       companies. Normally invests at least 80% of
Management LLC                                           income            its net assets in stocks that are included
                                                                           in a widely recognized index of stock market
                                                                           performance. May invest in non-dividend paying
                                                                           companies if they offer better prospects
                                                                           for capital appreciation. May invest up to
                                                                           30% of its  total assets in foreign securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus         Small Cap    Seeks returns     Normally invests at least 80% of its net
Life Advisers,          Premier Small                    that are          assets in stocks of small U.S. companies
LLC/The Dreyfus         Cap Value Fund                   consistently      with market capitalizations between $100
Corporation                                              superior to the   million and $3 billion at the time of
                                                         Russell 2000(R)   purchase.
                                                         Value Index
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL S&P 500        Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund                       return of the     in proportion to their weighting in the
                                                         S&P 500(R)          index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Small Cap       Small Cap    Match             Invests in a representative sample of
                        Stock Index Fund                 performance of    stocks included in the S&P SmallCap 600
                                                         the S&P           Index, and in futures whose performance is
                                                         SmallCap 600      related to the index, rather than attempt
                                                         Index             to replicate the index.

--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

                                       23

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by The          Dreyfus IP          Small Cap    Match             Invests in a representative sample of
Dreyfus Corporation     Small Cap Stock                  performance of    stocks included in the S&P SmallCap 600
                        Index Portfolio                  the S&P           Index, and in futures whose performance is
                                                         SmallCap 600      related to the index, rather than attempt
                                                         Index             to replicate the index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Dreyfus Stock      Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund, Inc.                 return of the     in proportion to their weighting in the
                                                         S&P 500(R)        index.
                                                         Composite Stock
                                                         Price Index
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL First Trust    Large Blend   Total Return      Invests primarily in common stocks of
Life Advisers,          Target Double                                      companies that are identified by a model
LLC/First Trust         Play Fund                                          based on an allocation of 50% in two
Advisors L.P.                                                              separate strategies that seek to provide
                                                                           above-average total return.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Franklin        Small Cap     Long-term        At least 80% of its net assets in
Life Advisers,          Small Cap Value                   total return     investments of small capitalization  companies
LLC/Franklin Advisory   Fund                                               with market capitalizations similar to those
Services, LLC                                                              that comprise the Russell 2500(TM) Index at the
                                                                           time of purchase.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    Capital           At least 80% of net assets in investments
Advisers, Inc.          Communications                   appreciation      of communications companies anywhere in the
                        Securities Fund                  and current       world and normally invests primarily to
                                                         income            predominantly in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    High Total        At least 80% of net assets in investments
Templeton               Real Estate                      Return            of companies located anywhere in the world
Institutional, LLC      Securities Fund                                    that operate in the real estate sector.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Growth    Large Value   Capital           Invests predominantly in a broadly
Advisers, Inc.          and Income                       appreciation,     diversified portfolio of equity securities
                        Securities                       with current      that the Fund's manager considers to be
                        Fund                             income as a       financially strong but undervalued by the
                                                         secondary goal    market.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin High      High-Yield    High current      Invests primarily to predominantly in high
                        Income Securities  Bonds         income with       yield, lower quality debt securities
                        Fund                             capital           commonly known as junk bonds.
                                                         appreciation as
                                                         a secondary goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Income     Specialty    Maximize income   Normally invests in debt and equity
                        Securities Fund                  while             securities, including corporate, foreign
                                                         maintaining       and U.S. Treasury bonds and stocks with
                                                         prospects for     dividend yields the manager believes are
                                                         capital           attractive.
                                                         appreciation
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Large     Large Blend   Capital           At least 80% of net assets in investments
                        Cap Growth                       appreciation      of large capitalization companies, predominantly
                        Securities Fund                                    in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Rising      Mid Cap     Long-term         At least 80% of net assets in investments
Advisory Services, LLC  Dividends                        capital           of companies that have paid rising
                        Securities Fund                  appreciation      dividends, and normally invests
                                                         with              predominantly in equity securities.
                                                         preservation of
                                                         capital as an
                                                         important
                                                         consideration
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin             Mid Cap     Long-term         At least 80% of net assets in investments
Advisers, Inc.          Small-Mid Cap                    capital growth    of small capitalization and mid
                        Growth                                             capitalization companies.
                        Securities Fund
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Small      Small Cap    Long term total   At least 80% of net assets in investments
Advisory Services,      Cap Value                        return            of small capitalization companies, and
LLC                     Securities Fund                                    invests predominantly in equity securities
                                                                           of companies the manager believes are
                                                                           undervalued.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin U.S.      Short-Term    Income            At least 80% of its net assets in U.S.
Advisers, Inc.          Government Fund       Bonds                        government securities, primarily fixed and
                                                                           variable rate mortgage-backed securities, a
                                                                           substantial portion of which are Ginnie
                                                                           Maes.
--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------
                                       24
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Zero     Intermediate-  As high an        At least 80% of net assets in zero coupon
                        Coupon Fund 2010  Term Bonds     investment        debt securities and normally invests
                                                         return as is      primarily to predominantly in U.S. Treasury
                                                         consistent with   issue stripped securities and stripped
                                                         capital           securities issued by the U.S. government or
                                                         preservation      its agencies and authorities. The fund will
                                                                           mature in December of 2010 and will then no
                                                                           longer be available as an Investment Option
                                                                           under the  Contract. For additional information
                                                                           regarding the maturity of the fund, please see
                                                                           the Franklin Zero Coupon Fund prospectus.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Mutual            International  Capital           Invests mainly in U.S. and foreign equity
Mutual Advisers, LLC    Discovery         Equity         appreciation      securities, and substantially in undervalued
                        Securities Fund                                    stocks  and to a lesser extent in risk arbitrage
                                                                           securities and  distressed companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Mutual Shares      Large Value   Capital           Invests mainly in equity securities, and
                        Securities Fund                  appreciation,     substantially in undervalued stocks and to a
                                                         with income as a  lesser extent in risk arbitrage securities and
                                                         secondary goal    distressed companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton           Specialty    Long-term         At least 80% of net assets in emerging
Asset Management, Ltd.  Developing                       capital           market investments, and invests primarily
                        Markets                          appreciation      to predominantly in equity securities.
                        Securities Fund
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         At least 80% of net assets in investments
Investment Counsel,     Foreign              Equity      capital growth    of issuers located outside the U.S.,
LLC                     Securities Fund                                    including those in emerging markets, and
                                                                           normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Templeton         Intermediate-  High current      Invests mainly in debt securities of
Advisers, Inc.          Global Income     Term Bonds     income,           governements and their political
                        Securities Fund                  consisent with    subdivisions and agencies, supranational
                                                         preservation of   organizations and companies located
                                                         capital, with     anywhere in the world, including emerging
                                                         capital           markets.
                                                         appreciation as
                                                         a secondary
                                                         consideration.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Invests primarily in equity securities of
Global Advisors         Growth               Equity      capital growth    companies located anywhere in the world,
Limited                 Securities Fund                                    including those in the U.S. and in emerging
                                                                           markets.
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Fusion        A "Fund of     Long-term         Allocation among the underlying
Life Advisers, LLC      Balanced Fund     Funds" Model   capital           investments, to achieve a range generally
                                          Portfolio      appreciation      from 45% to 55% of assets in equity funds
                                                         with              with the remaining balance invested in
                                                         preservation of   fixed income funds.
                                                         capital as an
                                                         important
                                                         consideration
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion        A "Fund of     Long-term         Allocation among the underlying
                        Growth Fund       Funds" Model   capital           investments, to achieve a range generally
                                          Portfolio      appreciation      from 75% to 85% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion        A "Fund of     Long-term         Allocation among the underlying
                        Moderate Fund     Funds" Model   capital           investments, to achieve a range generally
                                          Portfolio      appreciation      from 60% to 70% of assets in equity funds
                                                                           with the remaining balance invested in fixed
                                                                           income funds.
------------------------------------------------------------------------------------------------------------------------
JENNISON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Jennison       Large Blend   Long-term         At least 80% of its total assets in
Life Advisers,          20/20 Focus Fund                 growth of         approximately 40 (which may range up to 45)
LLC/Jennison                                             capital           equity and equity-related securities of
Associates LLC                                                             companies that the subadviser believes have
                                                                           strong capital appreciation potential.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Jennison      Large Growth   Long-term         At least 65% of its total assets in equity
                        Growth Fund                      growth of         and equity-related securities of companies
                                                         capital           that exceed $1 billion in market capitalization
                                                                           at the time of investment and that the subadviser
                                                                           believes have above-average growth prospects.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   Jennison 20/20     Large Blend   Long-term         Invests primarily in up to 40 equity
Investments             Focus Portfolio                  growth of         securities of U.S. companies that the
LLC/Jennison                                             capital           subadviser believes to have strong capital
Associates LLC                                                             appreciation potential.


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 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

                                       25

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
LEGG MASON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Legg Mason    Large Growth   Maximum           Invests primarily in common stocks or
Life Advisers,          Growth Fund                      long-term         securities convertible into or exchangeable
LLC/Legg Mason                                           capital           for common stock. May invest up to 25% of
Capital Management,                                      appreciation      total assets in foreign securities.
Inc.                                                     with minimum
                                                         long-term risk
                                                         to principal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Legg Mason     Large Blend   Long-term         Invests primarily in equity securities
                        Value Fund                       growth of         that, in the subadviser's opinion, offer
                                                         capital           the potential for capital growth. May invest
                                                                           up to 25% of total assets in long-term debt
                                                                           securities and up to 10% of total assets in
                                                                           debt securities rated below investment grade
                                                                           (junk bonds).
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Neuberger        Mid Cap     Long-term         Invests mainly in common stocks of mid-cap
Life Advisers,          Berman Regency                   growth of         companies, with a total market
LLC/Neuberger Berman    Fund                             capital           capitalization within the range of the
Management Inc.                                                            Russell Midcap(R) Index.
------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL NACM          International  Maximum           At least 80% of its net assets in
Life Advisers,          International        Equity      long-term         securities of companies in developed
LLC/Nicholas-Applegate  Fund                             capital           countries located outside the U.S.,
Capital Management,                                      appreciation      represented in the Morgan Stanley Capital
LLC                                                                        International Europe Australasia Far East
                                                                           ("MSCI EAFE") Index.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL OCC             Small Cap      Capital         At least 65% of its assets in common stocks
Life Advisers, LLC/     Opportunity Fund                   appreciation    of "growth" companies with market capitalizations
Oppenheimer Capital                                                        of less than $2 billion at the time of investment.
LLC
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC              Mid Cap     Long-term         At least 65% of total assets in common
                        Renaissance Fund                 growth of         stocks of companies, typically with market
                                                         capital and       capitalizations of $1 billion to $10
                                                         income            billion at the time of investment, with
                                                                           below-average valuations whose business
                                                                           fundamentals are expected to improve.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC Value      Large Value   Long-term         At least 65% of its total assets in common
                        Fund                             growth of         stocks of companies with market
                                                         capital and       capitalizations of more than $5 billion at
                                                         income            the time of investment, and below-average
                                                                           valuations whose business fundamentals are
                                                                           expected to improve.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              OpCap Mid Cap        Mid Cap     Long-term         Invests at least 80% of its net assets in
Oppenheimer Capital     Portfolio                        capital           equity securities of companies with market
LLC                                                      appreciation      capitalizations between $500 million and
                                                                           $10 billion at the time of purchase that
                                                                           the adviser believes are undervalued in the
                                                                           marketplace.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Oppenheimer     Specialty    Aggressive        Invests at least 80% of its net assets in
Life Advisers, LLC/     Developing                       capital           equity securities of issuers in emerging
OppenheimerFunds, Inc.  Markets Fund                     appreciation      and developing markets throughout the world
                                                                           whose principal activities are in at least
                                                                           three developing markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Capital           Invests mainly in common stocks of growth
                        Global Fund       Equity         appreciation      oriented companies in the U.S. and foreign
                                                                           countries, with broad portfolio diversification
                                                                           in different countries to help moderate the
                                                                           special risks of foreign investing.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Long-term         Common stocks of growth companies that are
                        International        Equity      capital           domiciled outside the U.S. or have their
                        Growth Fund                      appreciation      primary operations outside the U.S.,
                                                                           including companies in emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer    Large Blend   High total        Common stocks of U.S. companies of
                        Main Street Fund                 return            different capitalization ranges, currently
                                                                           focusing on large-capitalization issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              Oppenheimer       International  Long-term         Invests mainly in common stocks, but also
OppenheimerFunds, Inc.  Global               Equity      capital           in other equity securities including
                        Securities                       appreciation      preferred stocks and securities convertible
                        Fund/VA                                            into common stock - of U.S. and foreign
                                                                           issuers, currently with an emphasis in
                                                                           developed markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Oppenheimer        High-Yield    High level of     Invests mainly in a variety of high-yield
                        High Income           Bonds      current income    fixed-income securities of domestic and
                        Fund/VA                                            foreign issuers with at least 65% of total
                                                                           assets in high-yield, lower-grade fixed income
                                                                           securities commonly known as junk bonds.

--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

                                       26

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Oppenheimer        Large Blend   High total        Invests mainly in common stocks of U.S.
                        Main Street                      return (which     companies of different capitalization
                        Fund(R)/VA                       includes growth   ranges.
                                                         in the value of
                                                         its shares as
                                                         well as current
                                                         income)
------------------------------------------------------------------------------------------------------------------------
PIMCO
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL PIMCO          Specialty     Exceed the        Invests substantially all assets in derivative
Life Advisers,          Fundamental                      total return of   instruments Enhanced RAFI(TM)1000, backed by a
LLC/Pacific             IndexPLUS Total                  the FTSE RAFI(TM) portfolio of short and intermediate term fixed
Investment Management   Return Fund                      1000 Index        income instruments.
Company LLC
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT All       Specialty    Maximum real      Invests in institutional class shares of
Investment Management   Asset Portfolio     (Fund of     return            the PIMCO Funds and does not invest
Company LLC                                  funds)      consistent with   directly in stocks or bonds of other
                                                         preservation of   issuers.
                                                         real capital
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT            Specialty   Maximum real       Invests in commodity index-linked
                        CommodityReal                    return             derivative instruments backed by a
                        Return Strategy                  consistent with    portfolio of inflation-indexed securities
                        Portfolio                        prudent            and other fixed income instruments.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Emerging          Term Bonds     return,           instruments of issuers that economically
                        Markets Bond                     consistent with   are tied to countries with emerging
                        Portfolio                        preservation of   securities markets.
                                                         capital and
                                                         prudent investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Global Bond       Term Bonds     return,           instruments in at least three countries
                        Portfolio                        consistent with   (one of which may be the U.S.), which may
                        (Unhedged)                       preservation of   be represented by futures contracts.
                                                         capital and       Invests primarily in securities of issuers
                                                         prudent           located in economically developed
                                                         investment        countries.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT High     High-Yield    Maximum total     At least 80% of assets in a diversified
                        Yield Portfolio       Bonds      return,           portfolio of high-yield securities (junk
                                                         consistent with   bonds) rated below investment grade, but at
                                                         preservation of   least Caa by Moody's or CCC by Standard &
                                                         capital and       Poor's. May invest up to 20% of total asets
                                                         prudent           in securities denominated in foreign
                                                         investment        currencies.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Real    Intermediate-  Maximum real      At least 80% of its net assets in
                        Return Portfolio  term Bonds     return,           inflation-indexed bonds of varying
                                                         consistent with   maturities issued by the U.S. and non-U.S.
                                                         preservation of   governments, their agencies or
                                                         real capital      government-sponsored enterprises, and
                                                         and prudent       corporations.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Large Growth   Total return      Invests substantially in S&P 500(R)
                        StocksPLUS(R)                    exceeding that    derivatives, backed by a portfolio of fixed
                        Growth and                       of the S&P 500(R) income instruments.
                        Income Portfolio
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Total   Intermediate-  Maximum total     At least 65% of total assets in a
                        Return Portfolio  term Bonds     return,           diversified portfolio of fixed income
                                                         consistent with   instruments of varying maturities.
                                                         preservation of
                                                         capital and
                                                         prudent
                                                         investment
                                                         management

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----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Money             Cash       Current income    Invests substantially all of its total
Life Advisers,          Market Fund        Equivalent    consistent with   assets in a diversified and liquid
LLC/Prudential                                           stability of      portfolio of high quality, money market
Investment                                               principal         investments. During extended periods of low
Management, Inc.                                                           interest rates, and due in part to contract
                                                                           fees and expenses, the yield of the AZL Money
                                                                           Market Fund may also become extremely low and
                                                                           possibly negative.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by  Prudential   SP International  International  Long-term        Invests primarily in  equity-related securities
Investments LLC/William  Growth Portfolio  Equity         growth of        of foreign issuers with at least  65% of its
Blair & Company LLC and                                   capital          total assets in common stocks of  foreign companies
Marsico Capital                                                            operating or based in at  least five
Management LLC                                                             different countries.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   SP Strategic      Large Growth   Long-term         At least 65% of total assets in
Investments             Partners                         growth of         equity-related securities of U.S. companies
LLC/Jennison            Focused Growth                   capital           that the adviser believes to have strong
Associates LLC -        Portfolio                                          capital appreciation potential.
Alliance Capital
Management
------------------------------------------------------------------------------------------------------------------------
SCHRODER
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Schroder      International  Long-term         At least 80% of net assets in equity securities
Life Advisers,          International        Equity      capital           of small capitalization companies located
LLC/Schroder            Small Cap Fund                   appreciation      outside the U.S. (generally with market
Investment Management                                                      capitalizations of $3.5 billion or less at
North America Inc.                                                         the time of investment) that it believes
                                                                           offer the potential for capital
                                                                           appreciation.
------------------------------------------------------------------------------------------------------------------------
SELIGMAN
------------------------------------------------------------------------------------------------------------------------
Managed by J. & W.      Seligman            Small Cap    Long-term         At least 80% of net assets in common stocks
Seligman & Co.          Smaller-Cap                      capital           of "value" companies with smaller market
Incorporated            Value Portfolio                  appreciation      capitalizations (up to $3 billion) at the
                                                                           time of purchase by the portfolio.
------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term capital Invests primarily in a diversified
Life Advisers,          Balanced Fund       Portfolio    appreciation with portfolio of equity and fixed income
LLC/First Trust                                          preservation of   securities with 45% to 55% allocated to the
Advisors L.P. and                                        capital as an     equity portfolio and the balance allocated
Pacific Investment                                       important         to the fixed income portfolio. May invest a
Management Company LLC                                   consideration     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Total return      Invests at least 80% of net assets in common
Life Advisers,          Equity Fund         Portfolio                      stocks of companies that are identified by a
LLC/First Trust                                                            model based on an allocation of 20% of fund
Advisors L.P.                                                              assets in each of five separate strategies that
                                                                           seek to provide above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
Life Advisers,          Growth Fund         Portfolio    capital           portfolio of equity and fixed income
LLC/First Trust                                          appreciation      securities with 75% to 85% allocated to the
Advisors L.P. and                                                          equity portfolio and the balance allocated
Pacific Investment                                                         to the fixed income portfolio. May invest a
Management Company LLC                                                     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
                        Moderate Fund       Portfolio    capital           portfolio of equity and fixed income
                                                         appreciation      securities with 60% to 70% allocated to the
                                                                           equity portfolio and the balance allocated
                                                                           to the fixed income portfolio. May invest a
                                                                           significant portion of its total assets in
                                                                           securities of non-U.S. companies.
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Van Kampen    Mid Cap        Capital growth    At least 65% of total assets in common stocks
Life Advisers,          Aggressive                                         and other equity securities the adviser believes
LLC/Van Kampen Asset    Growth Fund                                        have an above-average potential for capital growth.
Management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Capital growth    Invests at least 80% of net assets in
                        Comstock Fund                    and income        common stocks with the potential for
                                                                           capital growth and income. May invest  up
                                                                           to 25% of total assets in foreign
                                                                           securities.

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                                       28

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
INVESTMENT MANAGEMENT
       COMPANY              NAME OF
         AND               INVESTMENT         ASSET                                    PRIMARY INVESTMENTS
  ADVISER/SUBADVISER         OPTION         CATEGORY       OBJECTIVE(S)             (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Specialty      Highest           Invests at least 65% of its total assets in
                        Equity and                        possible income   income-producing equity securities and also
                        Income Fund                       consistent with   invests in investment grade quality debt
                                                          safety of         securities. May invest  up to 25% ot total
                                                          principal with    assets in foreign securities.
                                                          long-term
                                                          growth of
                                                          capital as an
                                                          important
                                                          secondary
                                                          objective
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    International  Long term         Invests primarily in a portfolio of equity
                        Global               Equity      capital           securities of issuers located throughout
                        Franchise Fund                   appreciation      the world that it believes have, among
                                                                           other things, resilient business franchises and
                                                                           growth potential. Invests at least 65% of total
                                                                           assets in securities of issuers from at least
                                                                           three different countries, which may include the
                                                                            U.S.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Income and        Invests at least 80% of assets in equity
                        Global Real                      capital           securities of companies in the real estate
                        Estate Fund                      appreciation      industry located throughout the world,
                                                                           including real estate investment trusts and
                                                                           real estate operating companies established
                                                                           outside the U.S.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Income and        Invests at least 65% of total assets in
                        Growth and                       long-term         income-producing equity securities,
                        Income Fund                      growth of         including common stocks and convertible
                                                         capital           securities; also in non-convertible preferred
                                                                           stocks and debt securities rated "investment
                                                                           grade." May invest up to 25% of total assets
                                                                           in foreign securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen       Mid Cap     Capital growth    At least 80% of net assets in common stocks
                        Mid Cap Growth                                     and other equity securities of mid capitalization
                        Fund                                               growth companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    Large Growth   Long-term         Invests at least 65% of total assets in
                        Strategic                        capital           common stocks of strategic growth
                        Growth Fund                      appreciation      companies. May invest up to 25% of total
                                                                           assets in foreign securities including
                                                                           emerging market securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.


We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options.


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                                       29

Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.



SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.


The following applies to any transfer.


o We may choose not to allow you to make transfers during the free look/right to examine period.
o    Your request for a transfer must clearly state:
     -    which Investment Choices are involved in the transfer; and
     -    how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can transfer from a variable Annuity Payment stream to a fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the Excessive Trading and Market Timing discussion in this section.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.


The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

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                                       30


TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.


Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.


By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.


EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o    Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).

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                                       31

o Requiring a minimum time period between each transfer into or out of a particular Investment Choice (our current policy, which is subject to change without notice, prohibits "round trips"* with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days).
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o    Prohibiting transfers into specific Investment Choices.
o    Imposing other limitations or restrictions.

* Round trips are transfers into and out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.


We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the


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                                       32


Investment Choice's shares is not accepted for any reason. In addition, you should be aware that we expect the Investment Choices to require us to prohibit transfers among the Investment Choices by those persons whom the Investment Choices have identified as engaging in potentially disruptive trading. The Investment Choices may also require us to provide them with Contract transaction data related to such disruptive trading.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.


DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available only for a period of either six or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o   The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o   Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

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
                                       33
FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.


We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Options as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o   We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


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                                       34

5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.

THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU DURING THE ACCUMULATION PHASE IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

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6.    EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for M&E charges. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charges are as follows:

                                         M&E CHARGES
                                         TRADITIONAL
                            NO GBP           GBP        ENHANCED GBP
Traditional GMDB             1.90%          2.10%          2.60%
Enhanced GMDB                2.10%          2.25%          2.75%

The Traditional GBP consists of:
o   The Traditional GMIB, and
o   The Traditional GPWB.

The Enhanced GBP consists of:
o   The Enhanced GMIB, and
o   The Enhanced GPWB.

If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

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During the Annuity Phase, if you request variable Traditional Annuity Payments, the M&E charge is equal, on an annual basis, to 1.90%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o    our contractual obligation to make Annuity Payments,
o    the death, income, and withdrawal benefits under the Contract,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

We deduct a higher M&E charge to cover the cost of providing the bonus. The increase is equal, on an annual basis to 0.50% of the average daily assets invested in a subaccount. We expect to recoup the cost of the bonus through collection of these higher charges. Over time, the amount of the bonus may be offset by these higher charges.


CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during both the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment. This charge cannot be increased.


During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will look to the Annuitant to determine whether to assess the charge.

WITHDRAWAL CHARGE
You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within nine complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out: as Annuity Payments (including GMIB Payments), as GPWB Payments, as death benefits, or as part of a required minimum distribution. (For more information, see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.


The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus) that are within the withdrawal charge period, less any withdrawals from the Contract. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. We do not adjust the Withdrawal Charge Basis for any withdrawal charges or any gains or losses on your Investment Options.


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THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO
POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see the examples in Appendix E.


For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.

1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for nine or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2. Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 8, Access to Your Money - Partial Withdrawal Privilege.
3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments. However, we withdraw payments on a FIFO basis, which may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4. Finally, we withdraw any Contract earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

                                     NUMBER OF COMPLETE YEARS
                                  SINCE WE RECEIVED YOUR PURCHASE
                                 PAYMENT CHARGE
                                                0                       8.5%
                                                1                       8.5%
                                                2                       8.5%
                                                3                       8.0%
                                                4                       7.0%
                                                5                       6.0%
                                                6                       5.0%
                                                7                       4.0%
                                                8                       3.0%
                                         9 years or more                0.0%

After we have had a Purchase Payment for nine complete years, there is no charge when you withdraw that Purchase Payment.

We calculate the withdrawal charge at the time of each withdrawal. For a withdrawal that is subject to a withdrawal charge, the amount we deduct for the withdrawal charge will be a percentage of the requested withdrawal amount. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.

The withdrawal charge is higher and extends for a longer period of time due to the bonus. We expect to recoup the cost of the bonus through collection of these higher charges. If you take a withdrawal while the withdrawal charge applies, the proceeds you receive may be lower than if you had purchased an annuity without a bonus.

EXAMPLE: Assume you request a withdrawal of $1,000. There is a 6% withdrawal charge. The withdrawal charge is $60.00 for a total withdrawal amount of $1,060.00.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.


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REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

PREMIUM TAXES
Deductions to reimburse ourselves for premium taxes that we are required to pay to governmental entities, based on the amount of Purchase Payments we receive from you, are not generally applicable to your Contract since premium taxes are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value to reimburse ourselves for premium taxes if the State of New York enacts legislation requiring us to pay premium taxes or if the Owner lives in a state where premium tax is applicable. Where premium taxes apply, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes we pay until the earliest of the following: upon the Income Date* if you take a Full Annuitization, the date of full withdrawal from the Contract, or the date of any Owner's death. We may change this practice in the future and deduct this charge when the tax is due from us. Premium taxes are normally 3.5% or less depending on the state or governmental entity.

* We do not make deductions to reimburse ourselves for premium taxes for amounts applied to GMIB Payments or Annuity Payments based on the GPWB value.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options.


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7. TAXES
NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY REGARDING HOW DISTRIBUTIONS CAN BE TAKEN. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. THIS INFORMATION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 2, THE ANNUITY PHASE - PARTIAL ANNUITIZATIONS. FOR MORE INFORMATION ON THE TAXATION OF GMIB PAYMENTS, SEE SECTION 2, THE ANNUITY PHASE - GUARANTEED MINIMUM INCOME BENEFITS (GMIBS). FOR MORE INFORMATION ON THE TAXATION OF GPWB PAYMENTS, SEE
SECTION 8, ACCESS TO YOUR MONEY - GUARANTEED PARTIAL WITHDRAWAL BENEFITS
(GPWBS).

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.

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o    TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfers or rollovers from existing TSA or 403(b) contracts and rollovers from plans identified in our 403(b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future. IMPORTANT: CERTAIN CONTRIBUTIONS TO SECTION 403(B) PLANS CANNOT BE WITHDRAWN BEFORE AGE 59 1/2, DEATH, DISABILITY,
     SEVERANCE FROM EMPLOYMENT, OR FINANCIAL HARDSHIP. A GBP MAY NOT BE APPROPRIATE FOR YOU IF YOU ARE UNDER AGE 59 1/2 AND ARE AN ACTIVELY EMPLOYED PARTICIPANT IN A SECTION 403(B) PLAN, BECAUSE YOU MAY INCUR HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADDITIONAL BENEFITS UNTIL YOU ARE AGE 59 1/2. CONSULT YOUR TAX ADVISER BEFORE PURCHASING A CONTRACT WITH A GBP.
o INHERITED IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.


     We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the IRS has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.


QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.


MULTIPLE CONTRACTS
Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

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DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, GPWB Payments and Excess Withdrawals) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.


Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the GPWB value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the GPWB value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.


Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1) paid on or after you reach age 59 1/2; 2) paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code); 4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; 5) paid as annuity payments under an immediate annuity; or 6) that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.


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Section 72(t) of the Code provides that any amount received under a Qualified
Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)  distributions made on account of an IRS levy upon the Qualified Contract;
6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7) distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9) for TSA or 403(b) Contracts, or under a qualified plan, distributions made to an employee who has separated from service after age 55;
10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

11) for a reservist called to active duty during the period between September 11, 2001 and December 31, 2007 for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) or 403(b) plan made during such active period.


The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of tHe modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, or under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

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The following distributions from a TSA or 403(b) Contract are not allowed before age 59 1/2, severance from employment, death or disability:
o salary reduction contributions made in years beginning after December 31, 1988;
o    earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.


We do not track after-tax contributions made to a Contract that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.


The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions.

"Eligible rollover distributions" from TSA or 403(b) plans and qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

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GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.


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However, if the designated Beneficiary is the surviving spouse of the deceased
Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


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8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o    by taking a withdrawal (including GPWB Payments);
o    by receiving Annuity Payments; or
o    when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,
o    less any applicable withdrawal charge,
o    less any deductions we make to reimburse ourselves for premium tax, and
o    less any contract maintenance charge.


See the Fee Tables and section 6, Expenses for a discussion of the charges.

There is no minimum associated with requesting a partial withdrawal and there is no minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. In the future, if we require a minimum amount of Contract Value to remain in the Contract, we reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the Suspension of Payments or Transfers discussion later in this section).


Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Any withdrawals from the Contract will reduce the Withdrawal Charge Basis. However, we do not adjust the Withdrawal Charge Basis for any withdrawal charges or any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix E.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE SECTION 7, TAXES).


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PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE AFTER YOU EXERCISE THE GPWB (IF APPLICABLE) OR DURING THE ANNUITY PHASE. HOWEVER, IF YOU EXERCISE THE GPWB (IF APPLICABLE) YOU CAN STILL TAKE GPWB PAYMENTS WITHOUT A WITHDRAWAL CHARGE. IF YOU PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM, THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER BE AVAILABLE TO YOU.

If you take a withdrawal of more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge. If you take a full withdrawal, the partial withdrawal privilege will apply and you will receive any remaining partial withdrawal privilege for that Contract Year without charge. All withdrawals will reduce the Withdrawal Charge Basis.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments discussion later in this section.


GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS) The GPWBs are only available as part of the optional GBPs.

The Traditional GBP consists of:
o   the Traditional GMIB, and
o   the Traditional GPWB.

The Enhanced GBP consists of:
o   the Enhanced GMIB, and
o   the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.


The GBPs provide a guaranteed minimum fixed income stream and are designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.


All GBPs carry an additional M&E charge. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.


You select a GBP on your application at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date. The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age 80. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. IF YOU SELECT A GBP, THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU.


We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.


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BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE, THEY MAY NOT BE APPROPRIATE IF
YOU:
O    DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
O    DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING PERIOD,
     OR
O INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.


The Contract offers a choice of two GBPs: the Traditional GBP where the GPWB value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations, or the Enhanced GBP where the GPWB value is either the MAV, or the 5% AIA. THE GPWB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GPWB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GPWB VALUE BY EXERCISING THE GPWB.


BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GPWBS.

You can only exercise a GPWB within 30 days after a Contract Anniversary beginning with the tenth Contract Anniversary. You cannot exercise a GPWB before the tenth Contract Anniversary.


IF YOU EXERCISE THE GPWB: o The GMIB will terminate.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o   Partial Annuitizations are no longer available.
o The additional M&E charge for the GBP will continue until the GPWB terminates.
o If you have the Enhanced GMDB, the additional M&E charge for the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you. However, GPWB Payments are not subject to a withdrawal charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o Your Contract Value will fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o   The GMDB and GPWB values will no longer increase.
o Each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o Each GPWB Payment will reduce the GPWB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GPWB value proportionately by the percentage of Contract Value withdrawn.
o GPWB Payments and any Excess Withdrawals will reduce the Withdrawal Charge Basis, as set out in section 6, Expenses - Withdrawal Charge.

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at the Service Center and determined to be in good order. We will make annual GPWB Payments to you no later than 45 days after your Contract Anniversary or the next Business Day if the 45th day is not a Business Day.


ONCE YOU EXERCISE THE GPWB, YOU CANNOT CANCEL IT. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.


o Take an Excess Withdrawal of the entire Contract Value (including any bonus amounts), less any withdrawal charges and any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (including any bonus amounts), less any deduction we make to reimburse ourselves for premium tax (available at anytime).


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o   Request Annuity Payments under a Full Annuitization based on the remaining
    GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs), such as payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the M&E charge to 1.90% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value, we will no longer assess the M&E charge on that portion of the Contract and that portion of the Contract you applied to Annuity Payments will terminate as indicated in section 2, The Annuity Phase.


Although you can elect to terminate the GPWB, you cannot elect to terminate the GMIB. If you do elect to stop GPWB Payments:

o    the Accumulation Phase of the Contract will end,
o    the GMDB endorsement will terminate,
o if you take an Excess Withdrawal or request Traditional Annuity Payments, the GPWB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in Section 2, The Annuity Phase.


IF YOU DO NOT ELECT TO STOP GPWB PAYMENTS, THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.

o    The Business Day you take an Excess Withdrawal of the entire Contract
     Value.
o    The Business Day that the GPWB value and Contract Value are both zero.
o    The Business Day before the Income Date that you take a Full Annuitization.
o    Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

GPWB PAYMENTS
Before you exercise the Traditional GPWB, your Traditional GPWB value is equal to the Traditional GMIB value. Before you exercise the Enhanced GPWB, your Enhanced GPWB value is equal to either the 5% AIA or the MAV. The 5% AIA is calculated in the same manner as the 7% AIA that is available under the Enhanced GMIB, except that on each Contract Anniversary before the older Owner's 81st birthday, we apply a 5% increase instead of a 7% increase. The 5% AIA is subject to the same maximum limit as the 7% AIA. The MAV under the Enhanced GPWB is calculated in exactly the same manner as the MAV that is available under the Enhanced GMIB.

For more details on how the GMIB values are calculated, please see the discussions of the Traditional GMIB Value and the Enhanced GMIB Value in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs) and Appendix C.

If you have the Enhanced GPWB, you can choose whether your Enhanced GPWB value is equal to the 5% AIA or the MAV. Although the 5% AIA may be the greatest amount, it may also be more limited because you can only request a maximum of 5% of the GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the MAV.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. The maximum allowable GPWB Payment an Owner can elect to receive is:
o    10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the MAV applies, or
o    5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.


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ONCE YOU CHOOSE THE PERCENTAGE OF GPWB VALUE YOU WANT TO RECEIVE, YOU CANNOT
CHANGE IT. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage, you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges will apply to any Excess Withdrawals you take in the first nine years after you exercise the GPWB.* In addition, if you request an Excess Withdrawal, the amount withdrawn will reduce:
o   the Withdrawal Charge Basis,
o   the Contract Value,
o the GPWB value (which determines the amount available for future GPWB Payments and/or Annuity Payments), and
o   the GMDB value.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the GPWB value to you:
o within ten years if you are eligible for and elect to receive the 10% maximum allowable payment each year.
o within 20 years if you elect to receive the 5% maximum allowable payment each year that is available with the 5% AIA under the Enhanced GBP.

We will deduct each GPWB Payment proportionately from your Investment Options. We will continue to allocate your Contract Value among the Investment Options according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.

You can continue to receive GPWB Payments until the GPWB value is exhausted, even if you have no remaining Contract Value. If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges and any deduction we make to reimburse ourselves for premium tax) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000 you can instead elect to:
o    continue the Contract, or
o annuitize the remaining Contract Value (less any deduction we make to reimburse ourselves for premium tax).

If you elect to continue or annuitize the Contract, we will no longer assess the additional M&E charge associated with the GBP.

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB Payment, we will continue your Contract if your remaining Contract Value is at least $2,000. If the remaining Contract Value is less than $2,000, we will pay you that amount (less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax) in a lump sum and your Contract will terminate.


TAXATION OF GPWB PAYMENTS
GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax, but GPWB Payments are not subject to a withdrawal charge.



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SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. Any withdrawals in a Contract Year, including systematic withdrawals, that exceed the partial withdrawal privilege, will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses
- Withdrawal Charge and the discussion of the Partial Withdrawal Privilege that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.


THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)PAYMENTS If you own a Qualified Contract, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000, we will only make payments annually. RMD payments from this Contract will not be subject to a withdrawal charge, but they will reduce the Withdrawal Charge Basis, and they will count against your partial withdrawal privilege. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.


This Contract offers a choice of GMDBs and optional GBPs. All GBPs include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes a GBP and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. In addition, once you choose your GPWB Payment percentage, you cannot change it. Therefore, you will not be able to adjust your GPWB Payment to meet your RMD needs if you elect to receive GPWB Payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER TSA OR 403(B) CONTRACTS. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.


INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can elect to begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.


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SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.


--------------------------------------------------------------------------------
9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase.


The illustrations are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration free of charge by contacting your registered representative.


--------------------------------------------------------------------------------
10. DEATH BENEFIT
At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 76 or younger on the Issue Date. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 65 should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL. YOU WILL NOT RECEIVE THE BENEFIT OF THE BONUS ON THE PARTS OF THE GMDB VALUES THAT ARE BASED ON PURCHASE PAYMENTS.

YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFITS.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.


We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

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TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional GMDB value, which is the total of all Purchase Payments received (not including any bonus) before you exercise the GPWB (if applicable), reduced proportionately by the percentage of Contract Value (including any bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken before you exercise the GPWB (if applicable).


ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB, EXCESS WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.


ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax.
1. The Contract Value (including any bonus), determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Enhanced GMDB value, which is the MAV. We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


MAXIMUM ANNIVERSARY VALUE (MAV)


We only calculate the MAV until the date of any Owner's death.


The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.


On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:
o    its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any bonus and any withdrawal charge).

On each Contract Anniversary before the older Owner's 81st birthday* and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday* and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.


* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the age of the Annuitant.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the MAV, we will deduct more than the amount withdrawn and/or annuitized from the MAV.

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NOTE FOR CONTRACTS WITH A GUARANTEED BENEFIT PACKAGE:
If you exercise the GPWB, then on and after the exercise date:

o the Traditional GMDB value, or Enhanced GMDB value that applies to your Contract will stop increasing and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance, but it will decrease on a dollar-for-dollar basis with each GPWB Payment we make and any Excess Withdrawals you take (including any withdrawal charge); and
o the increased M&E charge associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

Please see Appendix D for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING. o The Business Day before the Income Date that you take a Full Annuitization. o The Business Day that the GMDB value and Contract Value are both zero. o Contract termination.


DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either elect to: o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse ourselves for premium taxes) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse ourselves for premium taxes) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.


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DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------

o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.
o If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of Traditional Annuity Payments and Guaranteed Minimum Income Benefits (GMIBs) in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


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                         UPON THE DEATH OF A JOINT OWNER
       (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the Death Benefit Payment Options discussion later in this section.
o If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of Traditional Annuity Payments and Guaranteed Minimum Income Benefits (GMIBs) in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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    UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.
o For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.


      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of Traditional Annuity Payments and Guaranteed Minimum Income Benefits (GMIBs) in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner can elect to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value on the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT

(NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO NOT ALLOW JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A FULL ANNUITIZATION)
--------------------------------------------------------------------------------
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o    No death benefit is payable.
o    If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

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DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefit.


OPTION A: lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.


OPTION B: payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.


OPTION C: if the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $100,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.


--------------------------------------------------------------------------------
11. OTHER INFORMATION ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is One Chase Manhattan Plaza, 37th Floor, New York, NY 10005-1423. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.


THE SEPARATE ACCOUNT
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

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We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York. The obligations under the Contracts are obligations of Allianz Life of New York.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, Questar Capital Corporation, is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected not to exceed 6% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 6% of Purchase Payments.


We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.


Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.


We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o    the cost of client meetings and presentations; and
o    other sales expenses incurred by them.

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                                       58

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:


o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o    the broker/dealer firm's registered representative and customer profiles;
     and
o the prominence and reputation of the broker/dealer firm in its marketing channel.


We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

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                                       59

ADMINISTRATION/ALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life Insurance Company of North America, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o   issuance and maintenance of the Contracts,
o   maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o   routine customer service including:
    -   responding to Owner correspondence and inquiries,
    -   processing of Contract changes,
    -   processing withdrawal requests (both partial and total) and
    -   processing annuitization requests.


Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $73,240,405.82 for performing administrative services regarding the Contracts.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.


LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies from time to time, are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.


FINANCIAL STATEMENTS
The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in the Statement of Additional Information.

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                                       60

12.   GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

        AIA  =   ANNUAL INCREASE AMOUNT                          GMIB  =  GUARANTEED MINIMUM INCOME BENEFIT
        GBP  =   GUARANTEED BENEFIT PACKAGE                      GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT
       GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT                 MAV  =  MAXIMUM ANNIVERSARY VALUE

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the Enhanced GMIB/GPWB values.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates at Contract issue to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

EXCESS WITHDRAWAL - for Contracts with a GBP that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.


FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. Once you take a Full Annuitization, you cannot take any additional Partial Annuitizations. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.


GBP (GUARANTEED BENEFIT PACKAGE) - two optional benefit packages consisting of either the Traditional GBP (which includes the Traditional GMIB and Traditional
GPWB) or the Enhanced GBP (which includes the Enhanced GMIB and Enhanced GPWB).

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                                       61


GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select the Enhanced GMDB for an additional M&E charge, subject to certain age restrictions and state availability.


GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a benefit under the GBPs that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

GPWB (GUARANTEED PARTIAL WITHDRAWAL BENEFIT) - a benefit under the GBPs that provides a guaranteed income through partial withdrawals regardless of your Contract Value.

GPWB PAYMENT - guaranteed minimum amount of level income in the form of annual partial withdrawals.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.


ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.


JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.


PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.


PURCHASE PAYMENT - the money you put in the Contract.


QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code [(for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts)]. Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) Contracts and Inherited IRAs.


SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and phone number are listed at the back of this prospectus.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.


WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.


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                                       62


13.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ LIFE OF NEW YORK..............................2
EXPERTS...............................................2
LEGAL OPINIONS........................................2
DISTRIBUTOR...........................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................6
ANNUITY PROVISIONS....................................6
    Annuity Units/Calculating Annuity Payments........7
MORTALITY AND EXPENSE RISK GUARANTEE..................7
INFORMATION ON ORIGINAL CONTRACTS.....................7
ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED
    FROM FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH THE
    ENHANCED GBP......................................8
    Calculating the AIAs..............................8
    Calculating the MAV...............................9
FINANCIAL STATEMENTS..................................9
APPENDIX - CONDENSED FINANCIAL INFORMATION...........10


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                                       63

14. PRIVACY NOTICE

A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (JANUARY 2007)

PRIVACY NOTICE REVISIONS:
Our privacy and security policies have not changed since the last time we issued our privacy notice.

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life of NY. Your privacy is important to us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to your information must follow this policy.

WE COLLECT INFORMATION ABOUT YOU. THIS INCLUDES:

o INFORMATION FROM YOU - from forms such as applications, claim forms, or other forms.
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US - such as your account balances and payment history.
o INFORMATION FROM THIRD PARTIES - including your doctor(s) and insurance agent, as well as consumer reporting agencies.

WE MAY DISCLOSE INFORMATION ABOUT YOU:
o TO OUR SERVICE PROVIDERS. Information may be shared with persons or companies who collect premiums, investigate claims, or administer benefits.
o TO AFFILIATED AND NONAFFILIATED COMPANIES. Information may be shared with such companies who service your policy(s).
o AS PERMITTED OR REQUIRED BY LAW. Information may be shared with government and law enforcement agencies.
o IN OTHER CIRCUMSTANCES. We provide information to other persons or companies in order to issue or service your policy. These include medical providers, your insurance agent, and consumer reporting agencies. Consumer reporting agencies may retain your information and disclose it to others.


WE DO NOT DISCLOSE YOUR INFORMATION FOR MARKETING PURPOSES: For this reason, no "opt-in" or "opt-out" selection is required.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:
We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your information.

INFORMATION ABOUT OUR FORMER CUSTOMERS:
We secure the information we retain about our former customers. Any disclosure of that information must be as described in this notice. We do not disclose information about our former customers except as allowed or required by law.

ACCESS AND/OR CORRECTION OF YOUR INFORMATION:
You have a right to access the information we keep about you. You may also request correction of that information. The request must be made to us in writing. We will respond to your request within 30 days. Access rights do not apply to information collected for (1) claim process; or (2) civil or criminal proceedings.

NOTIFICATION OF CHANGE:
If we revise our privacy practices in the future, we will notify you prior to the changes.

CONTACT INFORMATION:
If you have any questions or concerns about our privacy policies or procedures, please call us at 212.586.7733 or write us at the following address.

    Allianz Life Insurance Company of New York
    Home Office: New York, NY
    Administrative Office
    PO Box 1431
    Minneapolis, MN 55440-1431

                                                            M40018-NY (R-1/2007)

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                                       64

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.

                                                                                                               TOTAL ANNUAL
                                                                                                                OPERATING
                                                                                                                 EXPENSES
                                                                                                 AMOUNT OF        AFTER
                                                                                                CONTRACTUAL    CONTRACTUAL
                                                                                                FEE WAIVERS    FEE WAIVERS
                                     ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE             AND         OR EXPENSE
INVESTMENT OPTION                          FEE WAIVERS OR EXPENSE REIMBURSEMENTS              REIMBURSEMENTS  REIMBURSEMENTS
                               ---------------------------------------------------------------
                               ---------------------------------------------------------------
                                MANAGEMENT  RULE       SERVICE  OTHER      ACQUIRED    TOTAL
                                                                           FUND FEES
                                    12B-1 AND
                        FEES FEES* FEES EXPENSES EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AIM
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL AIM Basic Value Fund(1)          .75%       .25%      -%        .17%        -%    1.17%             -%          1.17%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity        .90        .25        -        .30          -     1.45              -           1.45
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth            .80        .25        -        .14          -     1.19              -           1.19
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Small Cap Growth            .85        .25        -        .14          -     1.24              -           1.24
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL ColumbiaTechnology Fund(1)      .82        .25        -        .26          -     1.33              -           1.33
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DAVIS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75          -        -        .12          -     .87               -            .87
Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75        .25        -        .12          -     1.12              -           1.12
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Financial                  .75          -        -        .09          -     .84               -            .84
Portfolio(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio(7)         .75          -        -        .06          -     .81               -            .81
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity         .79        .25        -        .15          -     1.19              -           1.19
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90          -        -        .20          -     1.10              -           1.10
Value Fund - Class
1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90        .25        -        .20          -     1.35              -           1.35
Value Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17          -        -        .07          -     .24               -            .24
Class 1(1),(6),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17        .25        -        .07          -     .49               -            .49
Class 2(1),(6),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index           .26        .25        -        .07          -     .58               -            .58
Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock          .35        .25        -        .01          -     .61               -            .61
Index Portfolio - Service
Shares(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,           .25        .25        -        .02          -     .52               -            .52
Inc. - Service Shares(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double       .60        .25        -        .12          -     .97             .18            .79
Play Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value        .75        .25        -        .09          -     1.09              -           1.09
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global                     .56        .25        -        .11          -     .92               -            .92
Communications Securities
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate         .47        .25        -        .03          -     .75               -            .75
Securities Fund - Class 2(4)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income          .49        .25        -        .05          -     .79               -            .79
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin High Income                .55        .25        -        .08          -     .88               -            .88
Securites Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
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
                                       65


Franklin Income Securities          .46        .25        -        .01          -     .72               -            .72
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth           .72        .25        -        .04          -     1.01              -           1.01
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends           .60        .25        -        .02        .01     .88             .01            .87
Securities Fund - Class
2(3),(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth       .48        .25        -        .29        .01     1.03            .01           1.02
Securities Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value            .51        .25        -        .17        .03     .96             .03            .93
Securities Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund       .49        .25        -        .05          -     .79               -            .79
- Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund           .60          -        -        .07          -     .67               -            .67
2010 - Class 1(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities         .80        .25        -        .23          -     1.28              -           1.28
Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       .60        .25        -        .21          -     1.06              -           1.06
- Class 2
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets       1.23        .25        -        .24          -     1.72              -           1.72
Securities Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities        .63        .25        -        .15        .03     1.06            .03           1.03
Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income             .56        .25        -        .16          -     .97               -            .97
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities         .74        .25        -        .04          -     1.03              -           1.03
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JENNISON
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus            .80        .25        -        .10          -     1.15              -           1.15
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)         .80        .25        -        .14          -     1.19              -           1.19
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus                .75        .25        -        .22          -     1.22              -           1.22
Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)       .85        .25        -        .22          -     1.32            .02           1.30
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)        .75        .25        -        .10          -     1.10              -           1.10
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency        .75        .25        -        .14          -     1.14              -           1.14
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL NACM International              .85        .25        -        .35          -     1.45              -           1.45
Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER  CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)         .85        .25        -        .12          -     1.22              -           1.22
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Renaissance Fund(1)         .75        .25        -        .09          -     1.09              -           1.09
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)               .75        .25        -        .15          -     1.15              -           1.15
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(10)         .80          -        -        .23          -     1.03            .02           1.01
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Developing         1.25          -        -       1.03          -     2.28            .88           1.40
Markets Fund - Class
1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Developing         1.25        .25        -       1.03          -     2.53            .88           1.65
Markets Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90          -        -        .19          -     1.09              -           1.09
Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90        .25        -        .19          -     1.34              -           1.34
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International       .77        .25        -        .38          -     1.40              -           1.40
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

                                       66

AZL Oppenheimer Main Street         .80          -        -        .17          -     .97             .02            .95
Fund - Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80        .25        -        .17          -     1.22            .02           1.20
Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities       .62          -        -        .04          -     .66               -            .66
Fund/VA(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income             .72          -        -        .02          -     .74               -            .74
Fund/VA(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street             .64          -        -        .02          -     .66               -            .66
Fund(R)/VA(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental               .75        .25        -        .19          -     1.19              -           1.19
IndexPLUS Total Return Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio       .18          -      .25        .25        .61     1.29              -           1.29
- Admin. Class(7),(11)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn       .49          -      .25        .25        .03     1.02            .03            .99
Strategy Portfolio - Admin.
Class(2),(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets          .45          -      .15        .40          -     1.00              -           1.00
Bond Portfolio - Admin.
Class(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond               .25          -      .15        .50          -     .90               -            .90
Portfolio (Unhedged) - Admin.
Class(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield                .25          -      .15        .35          -     .75               -            .75
Portfolio -
Admin. Class(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return               .25          -      .15        .25          -     .65               -            .65
Portfolio -
Admin. Class(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R) Growth        .30          -      .15        .10          -     .55               -            .55
and Income Portfolio - Admin.
Class(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return              .25          -      .15        .25          -     .65               -            .65
Portfolio - Admin. Class(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)            .35        .25        -        .09          -     .69               -            .69
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SP International Growth             .85        .25        -        .27          -     1.37              -           1.37
Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused       .90        .25        -        .40          -     1.55              -           1.55
Growth Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SCHRODER
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International         1.00        .25        -        .40          -     1.65              -           1.65
Small Cap Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SELIGMAN
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value         1.00          -        -        .12          -     1.12              -           1.12
Portfolio - Class 1(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced             .52        .25        -        .12          -     .89               -            .89
Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)       .60        .25        -        .12          -     .97             .18            .79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth               .52        .25        -        .12          -     .89               -            .89
Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate             .52        .25        -        .12          -     .89               -            .89
Fund(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Aggressive           .90        .25        -        .21          -     1.36            .06           1.30
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock             .73        .25        -        .10          -     1.08              -           1.08
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and           .75        .25        -        .11          -     1.11              -           1.11
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global               .95        .25        -        .12          -     1.32              -           1.32
Franchise Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real          .90        .25        -        .30          -     1.45            .10           1.35
Estate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and           .75        .25        -        .16          -     1.16              -           1.16
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

                                       67

AZL Van Kampen Mid Cap Growth       .82        .25        -        .14          -     1.21              -           1.21
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Strategic            .85        .25        -        .16          -     1.26            .06           1.20
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (8).

(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above net of any acquired fund fees and expenses through April 30, 2008. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3) The Fund administration fee is paid indirectly through the management fee.
(4) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.
(5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).
(6) The Investment Option commenced operations under this Contract as of May 1, 2007. Therefore, the expenses shown are estimated for the current calendar year.
(7) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(8) The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(9) Not currently available.
(10) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11) Acquired fund fees and expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

INVESTMENT OPTION              ANNUAL INVESTMENT OPTION OPERATING   ACQUIRED   TOTAL        AMOUNT OF     TOTAL ANNUAL
                                                                                                           OPERATING
                                                                                                            EXPENSES
                                                                                                             AFTER
                                                                                           CONTRACTUAL    CONTRACTUAL
                                                                    FUND FEES  ANNUAL      FEE WAIVERS    FEE WAIVERS
                                 EXPENSES BEFORE FEE WAIVERS OR     AND        OPERATING       AND         OR EXPENSE
                                     EXPENSE REIMBURSEMENTS         EXPENSES(2) EXPENSES  REIMBURSEMENTS REIMBURSEMENTS
                              --------------------------------------
                              MANAGEMENTRULE    OTHER       TOTAL
                                        12B-1
                                FEES     FEES*   EXPENSES
                              ------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund(1)      .20%      -%       .10%     .30%       .92%      1.22%         -%            1.22%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1)       .20       -        .06      .26       1.11       1.37           -            1.37
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund(1)     .20       -        .07      .27       1.00       1.27           -            1.27
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses net of underlying fund fees and expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2008. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.


--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the phone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION
Allianz Opportunity NY with theTraditional GMDB and No GBP.............   1.90%
Allianz Opportunity NY with the Enhanced GMDB and Enhanced GBP.........   2.75%

The following Investment Options commenced operations under this Contract after December 31, 2006. Therefore, no AUV information is shown for them.

   AZL S&P 500 Index Fund             AZL Schroder International Small Cap Fund
   AZL Small Cap Stock Index Fund     AZL TargetPLUS Balanced Fund
   AZL First Trust Target Double      AZL TargetPLUS Equity Fund Play Fund
   Templeton Global Income            AZL TargetPLUS Growth Fund
   Securities Fund                    AZL NACM International Fund
                                      AZL TargetPLUS Moderate Fund

 (Number of Accumulation Units in thousands)

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM Basic Value Fund
1.90%     12/31/04      9.841     10.701           96
          12/31/05     10.701     11.056           96
          12/31/06     11.056     12.236           88
2.75%     12/31/04      9.702     10.461           52
          12/31/05     10.461     10.716          110
          12/31/06     10.716     11.760          121
AZL AIM International Equity Fund
1.90%     12/31/04     10.051     12.043            8
          12/31/05     12.043     13.750           13
          12/31/06     13.750     17.141           55
2.75%     12/31/04      9.909     11.772           24
          12/31/05     11.772     13.328           44
          12/31/06     13.328     16.474          149
AZL LMP Large Cap Growth Fund
1.90%     12/31/04      9.751      9.985           50
          12/31/05      9.985     10.748           48
          12/31/06     10.748     10.992           46
2.75%     12/31/04      9.613      9.761           38
          12/31/05      9.761     10.418           99
          12/31/06     10.418     10.565          114
AZL LMP Small Cap Growth Fund
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     11.088            4
          12/31/06     11.088     12.110            3
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA     11.025           16
          12/31/06     11.025     11.939           38


                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Columbia Technology Fund
1.90%     12/31/04      8.638      8.108           32
          12/31/05      8.108      8.012           29
          12/31/06      8.012      8.063           43
2.75%     12/31/04      8.481      7.893           10
          12/31/05      7.893      7.733           28
          12/31/06      7.733      7.717           41
AZL Davis NY Venture Fund
1.90%     12/31/04      9.858     10.693           24
          12/31/05     10.693     11.508           32
          12/31/06     11.508     12.863           64
2.75%     12/31/04      9.679     10.409           59
          12/31/05     10.409     11.108          239
          12/31/06     11.108     12.311          407
Davis VA Financial Portfolio
1.90%     12/31/04      9.738     10.540           26
          12/31/05     10.540     11.209           24
          12/31/06     11.209     13.034           28
2.75%     12/31/04      9.497     10.192           14
          12/31/05     10.192     10.748           41
          12/31/06     10.748     12.392           48
Davis VA Value Portfolio
1.90%     12/31/04      9.231     10.174           38
          12/31/05     10.174     10.926           33
          12/31/06     10.926     12.329           31
2.75%     12/31/04      9.003      9.838            5
          12/31/05      9.838     10.476            6
          12/31/06     10.476     11.721            5
--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Dreyfus Founders Equity Growth Fund
1.90%     12/31/04      8.718      9.214           24
          12/31/05      9.214      9.453           23
          12/31/06      9.453     10.475           22
2.75%     12/31/04      8.559      8.969            9
          12/31/05      8.969      9.124           51
          12/31/06      9.124     10.025           66
AZL Dreyfus Premier Small Cap Value Fund
1.90%     12/31/04         NA     12.017            2
          12/31/05     12.017     12.192            1
          12/31/06     12.192     13.566            7
2.75%     12/31/04         NA     11.949           22
          12/31/05     11.949     12.020           53
          12/31/06     12.020     13.262           90
Dreyfus IP Small Cap Stock Index Portfolio
1.90%     12/31/04     10.244     12.251           54
          12/31/05     12.251     12.890           49
          12/31/06     12.890     14.471           60
2.75%     12/31/04     10.100     11.975           49
          12/31/05     11.975     12.494           92
          12/31/06     12.494     13.908          111
Dreyfus Stock Index Fund, Inc.
1.90%     12/31/04     10.217     11.062           90
          12/31/05     11.062     11.335           86
          12/31/06     11.335     12.814           71
2.75%     12/31/04     10.073     10.813           99
          12/31/05     10.813     10.987          129
          12/31/06     10.987     12.315          160
AZL Franklin Small Cap Value Fund
1.90%     12/31/04     12.675     15.308           28
          12/31/05     15.308     16.077           31
          12/31/06     16.077     18.207           47
2.75%     12/31/04     12.603     15.092           32
          12/31/05     15.092     15.716           92
          12/31/06     15.716     17.648          153
Franklin Global Communications Securities Fund
1.90%     12/31/04     15.055     16.865            4
          12/31/05     16.865     19.161            3
          12/31/06     19.161     23.419           10
2.75%     12/31/04     13.278     14.748            6
          12/31/05     14.748     16.614           11
          12/31/06     16.614     20.135           23
Franklin Global Real Estate Securities Fund
1.90%     12/31/04     36.856     47.661           20
          12/31/05     47.661     53.068           20
          12/31/06     53.068     62.790           18
2.75%     12/31/04     32.506     41.678           15
          12/31/05     41.678     46.015           45
          12/31/06     46.015     53.985           55
Franklin Growth and Income Securities Fund
1.90%     12/31/04     28.029     30.419           15
          12/31/05     30.419     30.896           16
          12/31/06     30.896     35.396           25
2.75%     12/31/04     24.633     26.506           17
          12/31/05     26.506     26.695           39
          12/31/06     26.695     30.325           49


                                               NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin High Income Fund
1.90%     12/31/04     19.556     21.082          126
          12/31/05     21.082     21.372           20
          12/31/06     21.372     22.934           79
2.75%     12/31/04     17.248     18.436           28
          12/31/05     18.436     18.531           55
          12/31/06     18.531     19.718           55
Franklin Income Securities Fund
1.90%     12/31/04     33.563     37.492           30
          12/31/05     37.492     37.378           43
          12/31/06     37.378     43.367           55
2.75%     12/31/04     29.601     32.786           48
          12/31/05     32.786     32.411          100
          12/31/06     32.411     37.285          116
Franklin Large Cap Growth Securities Fund
1.90%     12/31/04     16.701     17.686           55
          12/31/05     17.686     17.537           56
          12/31/06     17.537     19.083           32
2.75%     12/31/04     15.647     16.429           25
          12/31/05     16.429     16.153           50
          12/31/06     16.153     17.429           66
Franklin Rising Dividends Securities Fund
1.90%     12/31/04     28.255     30.771           49
          12/31/05     30.771     31.228           54
          12/31/06     31.228     35.888           52
2.75%     12/31/04     25.527     27.564           63
          12/31/05     27.564     27.737           97
          12/31/06     27.737     31.608          106
Franklin Small-Mid Cap Growth Securities Fund
1.90%     12/31/04     18.205     19.911           16
          12/31/05     19.911     20.473           12
          12/31/06     20.473     21.835           12
2.75%     12/31/04     16.984     18.417           15
          12/31/05     18.417     18.777           49
          12/31/06      18.77     19.857           51
Franklin Small Cap Value Securities Fund
1.90%     12/31/04     12.095     14.684           18
          12/31/05     14.684     15.671           15
          12/31/06     15.671     17.989           15
2.75%     12/31/04     11.525     13.874           31
          12/31/05     13.874     14.682           67
          12/31/06     14.682     16.711           63
Franklin U.S. Government Fund
1.90%     12/31/04     21.917     22.251           49
          12/31/05     22.251     22.358          110
          12/31/06     22.358     22.819           54
2.75%     12/31/04     19.273     19.401           78
          12/31/05     19.401     19.329           71
          12/31/06     19.329     19.562           78
Franklin Zero Coupon Fund 2010
1.90%     12/31/04     33.105     34.012           12
          12/31/05     34.012     33.886           11
          12/31/06     33.886     34.152           19
2.75%     12/31/04     29.197     29.743            3
          12/31/05     29.743     29.383            8
          12/31/06     29.383     29.363           13

--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Mutual Discovery Securities Fund
1.90%     12/31/04     16.151     18.729           33
          12/31/05     18.729     21.312           40
          12/31/06     21.312     25.709           51
2.75%     12/31/04     15.198     17.475           24
          12/31/05     17.475     19.717           73
          12/31/06     19.717     23.584          111
Mutual Shares Securities Fund
1.90%     12/31/04     16.170     17.869           76
          12/31/05     17.869     19.384           91
          12/31/06     19.384     22.516          108
2.75%     12/31/04     15.216     16.672           46
          12/31/05     16.672     17.933          147
          12/31/06     17.933     20.655          224
Templeton Developing Markets Securities Fund
1.90%     12/31/04     10.847     13.272           42
          12/31/05     13.272     16.594           49
          12/31/06     16.594     20.857           54
2.75%     12/31/04      9.979     12.107           61
          12/31/05     12.107     15.010          123
          12/31/06     15.010     18.706          152
Templeton Foreign Securities Fund
1.90%     12/31/04     17.525     20.379            9
          12/31/05     20.379     22.030           10
          12/31/06     22.030     26.253           14
2.75%     12/31/04     15.834     18.257           30
          12/31/05     18.257     19.569           67
          12/31/06     19.569     23.123           84
Templeton Growth Securities Fund
1.90%     12/31/04     18.907     21.523           16
          12/31/05     21.523     22.990           23
          12/31/06     22.990     27.478           34
2.75%     12/31/04     17.395     19.633           60
          12/31/05     19.633     20.795           99
          12/31/06     20.795     24.645          128
AZL Fusion Balanced Fund
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     10.594            2
          12/31/06     10.594     11.381            4
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA     10.534          116
          12/31/06     10.534     11.221          250
AZL Fusion Growth Fund
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     11.068           20
          12/31/06     11.068     12.186           37
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA     11.005          251
          12/31/06     11.005     12.014          649
AZL Fusion Moderate Fund
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     10.772           46
          12/31/06     10.772     11.702           57
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA     10.710          190
          12/31/06     10.710     11.537          470


                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Jennison 20/20 Focus Fund
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     12.205            2
          12/31/06     12.205     13.507           21
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA     12.135           38
          12/31/06     12.135     13.317           84
AZL Jennison Growth Fund
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     11.927            3
          12/31/06     11.927     11.887            9
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA     11.859            6
          12/31/06     11.859     11.720           32
Jennison 20/20 Focus Portfolio
1.90%     12/31/04     10.320     11.683           15
          12/31/05     11.683     13.900           13
          12/31/06     13.900     15.496           15
2.75%     12/31/04     10.175     11.420           21
          12/31/05     11.420     13.473           30
          12/31/06     13.473     14.893           30
AZL Legg Mason Growth Fund
1.90%     12/31/04     10.075     10.683            2
          12/31/05     10.683     11.642            4
          12/31/06     11.642     11.503            9
2.75%     12/31/04      9.933     10.443            8
          12/31/05     10.443     11.284           26
          12/31/06     11.284     11.055           62
AZL Legg Mason Value Fund
1.90%     12/31/04      9.961     11.254           31
          12/31/05     11.254     11.734           60
          12/31/06     11.734     12.286           44
2.75%     12/31/04      9.779     10.955           60
          12/31/05     10.955     11.326          168
          12/31/06     11.326     11.759          201
AZL Neuberger Berman Regency Fund
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     10.043            3
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA      9.986           25
AZL OCC Opportunity Fund
1.90%     12/31/04     12.699     13.426           17
          12/31/05     13.426     13.843           16
          12/31/06     13.843     15.170           30
2.75%     12/31/04     12.519     13.125           58
          12/31/05     13.125     13.418           75
          12/31/06     13.418     14.580          164
AZL OCC Renaissance Fund
1.90%     12/31/04     12.573     14.155           58
          12/31/05     14.155     13.405           57
          12/31/06     13.405     14.578           44
2.75%     12/31/04     12.344     13.779           85
          12/31/05     13.779     12.939          154
          12/31/06     12.939     13.952          133

--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL OCC Value Fund
1.90%     12/31/04     11.473     13.116           80
          12/31/05     13.116     13.214           76
          12/31/06     13.214     15.572           70
2.75%     12/31/04     11.264     12.768           79
          12/31/05     12.768     12.754          156
          12/31/06     12.754     14.904          144
OpCap Mid Cap Portfolio
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA      9.976            0
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA      9.919            9
AZL Oppenheimer Developing Markets Fund
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     10.436           39
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     10.377          136
AZL Oppenheimer Global Fund
1.90%     12/31/04         NA     11.433           15
          12/31/05     11.433     12.635           22
          12/31/06     12.635     14.417           33
2.75%     12/31/04         NA     11.368           74
          12/31/05     11.368     12.457          177
          12/31/06     12.457     14.094          236
AZL Oppenheimer International Growth Fund
1.90%     12/31/04     11.331     12.727            7
          12/31/05     12.727     14.259            8
          12/31/06     14.259     18.046           26
2.75%     12/31/04     11.125     12.389           13
          12/31/05     12.389     13.763           53
          12/31/06     13.763     17.272           80
AZL Oppenheimer Main Street Fund
1.90%     12/31/04         NA     10.723           23
          12/31/05     10.723     11.095           23
          12/31/06     11.095     12.475           31
2.75%     12/31/04         NA     10.662           87
          12/31/05     10.662     10.939          156
          12/31/06     10.939     12.196          171
Oppenheimer Global Securities Fund/VA
1.90%     12/31/04      9.253     10.818           78
          12/31/05     10.818     12.134           71
          12/31/06     12.134     14.013           67
2.75%     12/31/04      9.024     10.461           43
          12/31/05     10.461     11.634           51
          12/31/06     11.634     13.322           51
Oppenheimer High Income Fund/VA
1.90%     12/31/04     11.001     11.761          139
          12/31/05     11.761     11.807           98
          12/31/06     11.807     12.677           33
2.75%     12/31/04     10.728     11.372            6
          12/31/05     11.372     11.321            4
          12/31/06     11.321     12.052            4


                                               NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA
1.90%     12/31/04      8.607      9.244          116
          12/31/05      9.244      9.612          103
          12/31/06      9.612     10.849           75
2.75%     12/31/04      8.394      8.938           48
          12/31/05      8.938      9.216           56
          12/31/06      9.216     10.314           54
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     11.044           10
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     10.981            0
PIMCO VIT All Asset Portfolio
1.90%     12/31/04         NA     11.838           13
          12/31/05     11.838     12.339           26
          12/31/06     12.339     12.672           16
2.75%     12/31/04         NA     11.771           14
          12/31/05     11.771     12.166          139
          12/31/06     12.166     12.388           59
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     11.000           22
          12/31/06     11.000     10.459           20
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA     10.937           16
          12/31/06     10.937     10.311           48
PIMCO VIT Emerging Markets Bond Portfolio
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA     10.891            4
          12/31/06     10.891     11.678           25
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA     10.829            5
          12/31/06     10.829     11.513           18
PIMCO VIT Global Bond Portfolio (Unhedged)
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA      9.318            0
          12/31/06      9.318      9.568            1
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA      9.265            2
          12/31/06      9.265      9.433           11
PIMCO VIT High Yield Portfolio
1.90%     12/31/04     11.413     12.268           58
          12/31/05     12.268     12.535           37
          12/31/06     12.535     13.419           34
2.75%     12/31/04     11.131     11.863           43
          12/31/05     11.863     12.018           84
          12/31/06     12.018     12.758           82
PIMCO VIT Real Return Portfolio
1.90%     12/31/04     10.481     11.200          143
          12/31/05     11.200     11.221          132
          12/31/06     11.221     11.089          189
2.75%     12/31/04     10.421     11.042          104
          12/31/05     11.042     10.969          232
          12/31/06     10.969     10.748          224

--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
1.90%     12/31/04      8.625      9.377            2
          12/31/05      9.377      9.521            1
          12/31/06      9.521     10.735            1
2.75%     12/31/04      8.411      9.067            0
          12/31/05      9.067      9.129            0
          12/31/06      9.129     10.206            0
PIMCO VIT Total Return Portfolio
1.90%     12/31/04     11.730     12.071          131
          12/31/05     12.071     12.135          117
          12/31/06     12.135     12.366          134
2.75%     12/31/04     11.439     11.673           73
          12/31/05     11.673     11.635          119
          12/31/06     11.635     11.757          127
AZL Money Market Fund
1.90%     12/31/04      9.850      9.729          169
          12/31/05      9.729      9.792          326
          12/31/06      9.792     10.035          274
2.75%     12/31/04      9.606      9.408           49
          12/31/05      9.408      9.389          264
          12/31/06      9.389      9.540          502
SP International Growth Portfolio
1.90%     12/31/04      5.512      6.280           30
          12/31/05      6.280      7.136           31
          12/31/06      7.163      8.414           31
2.75%     12/31/04      5.371      6.068            9
          12/31/05      6.068      6.836            8
          12/31/06      6.836      7.993            8
SP Strategic Partners Focused Growth Portfolio
1.90%     12/31/04      5.911      6.373           18
          12/31/05      6.373      7.181           17
          12/31/06      7.181      6.968           15
2.75%     12/31/04      5.759      6.158           13
          12/31/05      6.158      6.879           19
          12/31/06      6.879      6.619           18
Seligman Smaller-Cap Value Portfolio
1.90%     12/31/04     14.668     17.263           53
          12/31/05     17.263     16.265           46
          12/31/06     16.265     19.351           42
2.75%     12/31/04     14.305     16.693           22
          12/31/05     16.693     15.595           22
          12/31/06     15.595     18.397           22
AZL Van Kampen Aggressive Growth Fund
1.90%     12/31/04      7.167      8.039           19
          12/31/05      8.039      8.752           21
          12/31/06      8.752      9.024           35
2.75%     12/31/04      7.006      7.792           15
          12/31/05      7.792      8.411           25
          12/31/06      8.411      8.600           31


                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Comstock Fund
1.90%     12/31/04      9.382     10.781           64
          12/31/05     10.781     10.993           50
          12/31/06     10.993     12.487           62
2.75%     12/31/04      9.171     10.449           57
          12/31/05     10.449     10.565          143
          12/31/06     10.565     11.900          190
AZL Van Kampen Equity and Income Fund
1.90%     12/31/04         NA     10.774            6
          12/31/05     10.774     11.285           29
          12/31/06     11.285     12.460           20
2.75%     12/31/04         NA     10.712            3
          12/31/05     10.712     11.126           31
          12/31/06     11.126     12.181           34
AZL Van Kampen Global Franchise Fund
1.90%     12/31/04     12.233     13.467            3
          12/31/05     13.467     14.753           11
          12/31/06     14.753     17.553           12
2.75%     12/31/04     12.163     13.277           24
          12/31/05     13.277     14.422          100
          12/31/06     14.422     17.014          156
AZL Van Kampen Global Real Estate Fund
1.90%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     12.011            7
2.75%     12/31/04         NA         NA           NA
          12/31/05         NA         NA           NA
          12/31/06         NA     11.943          107
AZL Van Kampen Growth and Income Fund
1.90%     12/31/04     10.084     11.260           53
          12/31/05     11.260     12.070           62
          12/31/06     12.070     13.726           92
2.75%     12/31/04      9.857     10.914           42
          12/31/05     10.914     11.600          117
          12/31/06     11.600     13.080          145
AZL Van Kampen Mid Cap Growth Fund
1.90%     12/31/04      8.887     10.571           24
          12/31/05     10.571     12.192           23
          12/31/06     12.192     13.065           36
2.75%     12/31/04      8.688     10.246           40
          12/31/05     10.246     11.717           73
          12/31/06     11.717     12.450          119
AZL Van Kampen Strategic Growth Fund
1.90%     12/31/04      7.509      7.871           24
          12/31/05      7.871      8.281           28
          12/31/06      8.281      8.321           23
2.75%     12/31/04      7.340      7.629           54
          12/31/05      7.629      7.959           67
          12/31/06      7.959      7.930           67

--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

APPENDIX C - GMIB AND GPWB VALUE CALCULATION EXAMPLES


o You purchase a Contract with an initial Purchase Payment of $100,000 (not including any bonus). You make no additional Purchase Payments and are the only Owner.
o   The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.
o   You take no other partial withdrawals.
o   The Contract Value on the tenth Contract Anniversary is $140,000.
o You have not yet reached your 80th birthday as of the tenth Contract Anniversary.


NOTE: The M&E charges are higher for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP.

TRADITIONAL GBP EXAMPLE:
On the tenth Contract Anniversary the Traditional GMIB value is equal to:
    Total Purchase Payments:..................................................................................$100,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
            ($20,000 / $160,000) = 0.125 x $100,000 =........................................................-  12,500
                                                                                                             ---------
        Traditional GMIB value as of the tenth Contract Anniversary:..........................................$ 87,500
                                                                                                              ========


The Traditional GMIB value is less than the Contract Value and, therefore, GMIB
Payments would not be available. However, fixed Traditional Annuity Payments based on the $140,000 Contract Value would be available. GPWB Payments would be available, but you can withdraw more money under the partial withdrawal privilege.

ENHANCED GBP EXAMPLE:
On the tenth Contract Anniversary, the Enhanced GMIB value is equal to 1 or 2:
1)  THE 7% AIA
    ----------
    Initial Purchase Payment...............................................................................$100,000.00
        Increased by 7% on the first Contract Anniversary.............................................X           1.07
                                                                                                      ----------------
                                                                                                           $107,000.00
        Increased by 7% on the second Contract Anniversary............................................X           1.07
                                                                                                      ----------------
                                                                                                           $114,490.00
        Increased by 7% on the third Contract Anniversary.............................................X           1.07
                                                                                                      ----------------
                                                                                                           $122,504.30
    On the ninth Contract Anniversary the 7% AIA is........................................................$183,845.92
    Reduced proportionately by the percentage of Contract Value withdrawn:
         ($20,000 / $160,000) = 0.125 x $183,845.92 =....................................................-   22,980.74
                                                                                                         -------------
                                                                                                           $160,865.18
    Increased by 7% on the tenth Contract Anniversary.................................................X           1.07
                                                                                                      ----------------
                                                                                                           $172,125.74
        Verifying that the 7% AIA is within the maximum limit:
           2 times Purchase Payments: 2 x $100,000 =.........................................$200,000
           Reduced proportionately by the percentage of Contract Value withdrawn:
                ($20,000 / $160,000) = 0.125 x $200,000 =..................................-   25,000
                                                                                           ----------
                                                                                             $175,000
--------------------------------------------------------------------------------
 The Allianz OpportunityTM NY Variable Annuity Contract *Prospectus* May 1, 2007
--------------------------------------------------------------------------------

                                       75


2)  THE MAV
    The MAV on the ninth Contract Anniversary.................................................................$180,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
            ($20,000 / $160,000) = 0.125 x $180,000 =.......................................................-   22,500
                                                                                                            ----------
                                                                                                              $157,500

The 7% AIA is greater than the MAV, therefore, the Enhanced GMIB value on the tenth Contract Anniversary is equal to $172,125.74. However, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value may be more than GMIB Payments based on the 7% AIA depending on the current interest rates available at the time of annuitization. GPWB Payments would also be available, but GPWB Payments would be based on the greater of the MAV ($157,500) or the 5% AIA.

THE 5% AIA
    Initial Purchase Payment...............................................................................$100,000.00
        Increased by 5% on the first Contract Anniversary.............................................X           1.05
                                                                                                      ----------------
                                                                                                           $105,000.00
        Increased by 5% on the second Contract Anniversary............................................X           1.05
                                                                                                      ----------------
                                                                                                           $110,250.00
        Increased by 5% on the third Contract Anniversary.............................................X           1.05
                                                                                                      ----------------
                                                                                                           $115,762.50
        On the ninth Contract Anniversary the 5% AIA is....................................................$155,132.82
        Reduced proportionately by the percentage of Contract Value withdrawn:
            ($20,000 / $160,000) = 0.125 x $155,132.80 =.................................................-   19,391.60
                                                                                                         -------------
                                                                                                           $135,741.22
        Increased by 5% on the tenth Contract Anniversary.............................................X           1.05
                                                                                                      ----------------
                                                                                                           $142,528.28
        Verifying that the 5% AIA is within the maximum limit:
           2 times Purchase Payments made in the first five Contract Years: 2 x
           $100,000 =...$200,000 Reduced proportionately by the percentage of
           Contract Value withdrawn:
                ($20,000 / $160,000) = 0.125 x $200,000 =..................................-   25,000
                                                                                           ----------
                                                                                             $175,000

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                                       76


APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000 (not including any bonus). You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o   The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o   The Contract Value on the tenth Contract Anniversary is $140,000.


NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU ELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value.............................................................................................$140,000
2) The Traditional GMDB value:
    Total Purchase Payments received..........................................................................$100,000
        Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...............................................- 12,500
                                                                                                              --------
                                                                                                              $ 87,500
Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the $140,000 Contract Value.


IF YOU ELECTED THE ENHANCED GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value............................................................................................$140,000
2) The Enhanced GMDB value, which is the MAV:
    The MAV on the ninth Contract Anniversary.................................................................$180,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $180,000 =.........................................................-  22,500
                                                                                                             ---------
                                                                                                              $157,500
Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the 157,500 MAV.

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                                       77

APPENDIX E - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you receive a 6% bonus, and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 10% of your total Purchase Payments (not including any bonus), less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year there would be $10,000 available under the partial withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN YOUR SELECTED INVESTMENT OPTIONS:

o You take a full withdrawal in the third Contract Year when the Contract Value is $85,000 and the withdrawal charge is 8.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the partial withdrawal privilege.

We calculate the withdrawal charge as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments (not including any bonus) less any  withdrawals
    = $100,000 - $0 = ........................................................................................$100,000
    Reduced by the amount of the partial withdrawal privilege = 10% x $100,000 =............................-   10,000
                                                                                                            ----------
                                                                                                             $  90,000
    Multiplied by the withdrawal charge......................................................................X    8.5%
                                                                                                             ---------
                                                                                                            $    7,650
Therefore, we would withdraw $85,000 from the Contract and pay you $77,350
($85,000 less the $7,650 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:
o   You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $10,000. The $9,000 withdrawn is not subject a withdrawal charge.
o   You take a full withdrawal in the third Contract Year when the Contract
    Value is $90,000 and the withdrawal charge is 8.5%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the partial withdrawal privilege.

We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments (not including any bonus) less any
    withdrawals
    = $100,000 - $9,000 = ....................................................................................$ 91,000
    Reduced by the amount of the partial withdrawal privilege = 10% x $100,000 =.............................-  10,000
                                                                                                             ---------
                                                                                                              $ 81,000
    Multiplied by the withdrawal charge......................................................................X    8.5%
                                                                                                             ---------
                                                                                                             $   6,885
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $83,115 ($90,000 less the $6,885 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $92,115.

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                                       78

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:
o   You take a partial withdrawal of $13,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the partial withdrawal privilege at this time is $10,000, so $3,000 of the withdrawal is subject to a withdrawal charge.

We calculate the withdrawal charge for the partial withdrawal as follows:
    The amount of the withdrawal that is subject to a withdrawal charge.......................................$  3,000
    Multiplied by the withdrawal charge.......................................................................X   8.5%
                                                                                                              --------
                                                                                                             $     255
Therefore, we would withdraw $13,255 from the Contract and pay you $13,000.

o   Continuing the example, assume you take a full withdrawal in the third
    Contract Year when the Contract Value is $90,000 and the withdrawal charge is 8.5%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the
    Withdrawal Charge Basis, less the partial withdrawal privilege.
We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments (not including any bonus) less any withdrawals
     = $100,000 - $13,000 = ..................................................................................$ 87,000
    Reduced by the amount of the partial withdrawal privilege = 10% x $100,000 =.............................-  10,000
                                                                                                             ---------
                                                                                                              $ 77,000
    Multiplied by the withdrawal charge......................................................................X    8.5%
                                                                                                             ---------
                                                                                                             $   6,545
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $83,455 ($90,000 less the $6,545 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $96,455.


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                                       79


FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits and (if applicable) the GMIB and/or GPWB values change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street NE
    Washington, DC 20549

You can contact us at:
    ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
    One Chase Manhattan Plaza, 37th Floor
    New York, NY 10005-1423
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
    ALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197

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

                                  PART B - SAI
                                       1

                       STATEMENT OF ADDITIONAL INFORMATION
                         ALLIANZ OPPORTUNITYTM NEW YORK
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
                    ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C
                             (THE SEPARATE ACCOUNT)
                                       AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                    (ALLIANZ LIFE OF NEW YORK, WE, US, OUR),
             FORMERLY PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                                   MAY 1, 2007


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      One Chase Manhattan Plaza, 37th Floor
                             New York, NY 10005-1423
                                 (800) 624-0197

--------------------------------------------------------------------------------
TABLE OF CONTENTS


ALLIANZ LIFE OF NEW YORK..............................2
------------------------
EXPERTS...............................................2
-------
LEGAL OPINIONS........................................2
--------------
DISTRIBUTOR...........................................2
-----------
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
-------------------------------------------------
FEDERAL TAX STATUS....................................3
------------------
    GENERAL...........................................3
    -------
    DIVERSIFICATION...................................4
    ---------------
    OWNER CONTROL.....................................4
    -------------
    CONTRACTS OWNED BY NON-INDIVIDUALS................5
    ----------------------------------
    INCOME TAX WITHHOLDING............................5
    ----------------------
    REQUIRED DISTRIBUTIONS............................5
    ----------------------
    QUALIFIED CONTRACTS...............................6
    -------------------
ANNUITY PROVISIONS....................................6
------------------
    ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS........7
    ------------------------------------------
MORTALITY AND EXPENSE RISK GUARANTEE..................7
------------------------------------
INFORMATION ON ORIGINAL CONTRACTS.....................7
---------------------------------
ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED FROM
---------------------------------------------------
    FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH
    -----------------------------------------
    THE ENHANCED GBP..................................8
    ----------------
    CALCULATING THE AIAS..............................8
    --------------------
    CALCULATING THE MAV...............................9
    -------------------
FINANCIAL STATEMENTS..................................9
--------------------
APPENDIX - CONDENSED FINANCIAL INFORMATION...........10
------------------------------------------

                                                                     OPPSAI-0507
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                                       2

ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.


Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.


EXPERTS
The financial statements of Allianz Life of NY Variable Account C as of and for the year ended December 31, 2006 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the financial statements and supplemental schedules of Allianz Life of New York as of December 31, 2006 and 2005 and for each of the years in the three-year period ended December 31, 2006, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:

                 ------------- -------------------------------- ------------------------------------
                 ------------        AGGREGATE AMOUNT OF          AGGREGATE AMOUNT OF COMMISSIONS
                   CALENDAR      COMMISSIONS PAID TO ALLIANZ    RETAINED BY ALLIANZ LIFE FINANCIAL
                     YEAR              LIFE FINANCIAL             AFTER PAYMENTS TO SELLING FIRMS
                 ------------- -------------------------------- ------------------------------------
                 ------------- -------------------------------- ------------------------------------
                     2004             $4,510,922.42                             $0
                 ------------- -------------------------------- ------------------------------------
                 ------------- -------------------------------- ------------------------------------
                     2005             $4,367,160.63                             $0
                 ------------- -------------------------------- ------------------------------------
                 ------------- -------------------------------- ------------------------------------
                     2006             $5,508,561.44                             $0
                 ------------- -------------------------------- ------------------------------------

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.


As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,113 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In 2006, the five firms receiving the largest payments, ranging from $533,770 to $1,461,862, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.


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                                       3


       FIRM NAME
---------------------------------------
---------------------------------------
  1    AIG Advisor Group Total
  2    Linsco/Private Ledger
  3    National Planning Holdings
       Total
  4    Raymond James Total
  5    H D Vest Investments


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o   the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.
None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax

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                                       4

rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if: o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.


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                                       5

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or
o   distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o   hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.


These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

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                                       6

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.


ANNUITY PROVISIONS
We base Traditional Annuity Payments upon.
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The Contract Value (less any deduction we make to reimburse us for premium tax) on the Income Date.
o   The Annuity Option you select.
o   The age of the Annuitant and any joint Annuitant.
o   The sex of the Annuitant and any joint Annuitant where allowed.


We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of Contract Value that you

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
                                       7

apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments.


ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.


We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of either 3% or 4.5% based on your selection and applicable law.


Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life of New York guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

INFORMATION ON ORIGINAL CONTRACTS
Original Contracts were offered from October 2002 to February 19, 2004 and were replaced by currently offered Contracts. Original Contracts are no longer offered for sale but Owners of these Contracts can still make additional Purchase Payments and, therefore, we are including information on these Original Contracts in this SAI.

Original Contracts offered a fixed account as an Investment Choice under our general account, but did not offer the DCA Fixed Option. In addition, both the fixed account and the Investment Options were available under the Standard DCA option on Original Contracts. Also, Annuity Option 6 was only available for fixed payouts on Original Contracts.


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                                       8

ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED FROM
FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH THE ENHANCED GBP
If your Contract was issued during the period beginning on February 19, 2004 and ending on April 28, 2006 and you elected to include the Enhanced GBP in your Contract, the Enhanced GMIB value and Enhanced GPWB value are calculated differently than is indicated in the current prospectus.

The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either: o the AIA; or o the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments (not including any bonus) adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%.

If the MAV is greater than both the 3% AIA and 5% AIA, the Enhanced GMIB value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 3% AIA or the 5% AIA. If only the 5% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 5% AIA or the MAV.

THE 5% AIA MAY BE MORE LIMITED THAN THE 3% AIA BECAUSE:
o the 5% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 5% AIA are lower and there are fewer available Annuity Options.

CALCULATING THE AIAS
If the Enhanced GMIB endorsement was effective on the Issue Date each AIA is equal to your initial Purchase Payment received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, each AIA is initially equal to the Contract Value (including any bonus) on the endorsement effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, each AIA is equal to: o its value on the immediately preceding Business Day; o plus any additional Purchase Payments (not including any bonus) received that day;
o reduced proportionately by the percentage of any Contract Value (including any bonus) applied to a traditional Partial Annuitization that day; and
o reduced proportionately by the percentage of Contract Value withdrawn that day (including any bonus and withdrawal charge).

ON EVERY CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY*, each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 5% for Contracts with the 5% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY*, we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age.

WE LIMIT THE 3% AIA TO A MAXIMUM OF:

o   1.5 times total Purchase Payments (not including any bonus) received,
o reduced proportionately by the percentage of any Contract Value (including any bonus) applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any bonus and withdrawal charge) for each withdrawal taken.

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                                       9

WE LIMIT THE 5% AIA TO A MAXIMUM OF:

o 2 times the total Purchase Payments (not including any bonus) received in the first five Contract Years,
o reduced proportionately by the percentage of any Contract Value (including any bonus) applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any bonus and withdrawal charge) for each withdrawal taken.

CALCULATING THE MAV
If the Enhanced GMIB endorsement was effective on the Issue Date, the MAV is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, the MAV is initially equal to the Contract Value (including any bonus) on the endorsement effective date. After the endorsement effective date the MAV is calculated as indicated in prospectus section 2, The Annuity Phase - Enhanced GMDB Value.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE AIAS OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value (including any bonus) at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

While the 5% AIA may be larger than the 3% AIA and/or the MAV, it may produce a lower GMIB Payment because under the 5% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 5% AIA would always be less than the GMIB Payment available under the 3% AIA or the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 5% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO THE GMIB VALUE ON THAT DATE.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. Before you exercise the GPWB, your GPWB value is equal to your GMIB value. If you have the Enhanced GPWB you can choose whether your Enhanced GPWB value is equal to the 5% AIA, the 3% AIA or the MAV. Although the 5% AIA may be the greatest amount it may also be more limited because you can only request a maximum of 5% of GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the 3% AIA or the MAV. For more details on how the GMIB values are calculated please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in prospectus section 2, The Annuity Phase.

The Owner can elect to receive GPWB Payments of up to:
o   10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the 3% AIA or MAV applies, or o 5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.


FINANCIAL STATEMENTS
The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2006, included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2006 are also included herein.


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                                       10


APPENDIX - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for all Contracts is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

                                                                                                SEPARATE ACCOUNT
KEY TO BENEFIT OPTION*                                                                           ANNUAL EXPENSE
----------------------                                                                           --------------
OPR 1...   Allianz Opportunity - Original Contracts............................................         1.90%
OPR 2..... Allianz Opportunity - Enhanced GMDB and no GBP......................................         2.10%
OPR 3..... Allianz Opportunity - Traditional GMDB and Traditional GBP..........................         2.10%
OPR 4..... Allianz Opportunity - Enhanced GMDB and Traditional GBP.............................         2.25%
OPR 5..... Allianz Opportunity - Traditional GMDB and Enhanced GBP.............................         2.60%

The following Investment Options commenced operations under this Contract after December 31, 2006. Therefore, no AUV information is shown for them.

     AZL S&P 500 Index Fund           AZL Schroder International Small  Cap Fund
     AZL Small Cap Stock Index Fund   AZL TargetPLUS Balanced Fund
     AZL First Trust Target Double    AZL TargetPLUS Equity Fund Play Fund
     Templeton Global Income          AZL TargetPLUS Growth Fund
     Securities Fund                  AZL NACM International Fund
                                      AZL TargetPLUS Moderate Fund

 (Number of Accumulation Units in thousands)
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM Basic Value Fund
OPR 1
        12/31/2002        N/A      7.539            0
        12/31/2003      7.539      9.841           47
OPR 2
        12/31/2002        N/A      7.529            0
        12/31/2003      7.529      9.808           25
        12/31/2004      9.808     10.644           45
        12/31/2005     10.644     10.975           45
        12/31/2006     10.975     12.123           47
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.808            0
        12/31/2004      9.808     10.644            1
        12/31/2005     10.644     10.975            1
        12/31/2006     10.975     12.123            2
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.783            0
        12/31/2004      9.783     10.602            0
        12/31/2005     10.602     10.915            3
        12/31/2006     10.915     12.038            3
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.726            0
        12/31/2004      9.726     10.503           15
        12/31/2005     10.503     10.775           24
        12/31/2006     10.775     11.843           24

                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM International Equity Fund
OPR 1
        12/31/2002        N/A      8.057            0
        12/31/2003      8.057     10.051            4
OPR 2
        12/31/2002        N/A      8.046            0
        12/31/2003      8.046     10.017            2
        12/31/2004     10.017     11.979            5
        12/31/2005     11.979     13.650            7
        12/31/2006     13.650     16.982           16
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.017            0
        12/31/2004     10.017     11.979            0
        12/31/2005     11.979     13.650            0
        12/31/2006     13.650     16.982            6
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.992            0
        12/31/2004      9.992     11.931            0
        12/31/2005     11.931     13.575            1
        12/31/2006     13.575     16.863            1
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.934            0
        12/31/2004      9.934     11.819            9
        12/31/2005     11.819     13.401           16
        12/31/2006     13.401     16.590           24

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                                       11

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL LMP Large Cap Growth Fund
OPR 1
        12/31/2002        N/A      7.989            0
        12/31/2003      7.989      9.751           16
OPR 2
        12/31/2002        N/A      7.979            0
        12/31/2003      7.979      9.718           16
        12/31/2004      9.718      9.932           24
        12/31/2005      9.932     10.670           23
        12/31/2006     10.670     10.890           22
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.718            0
        12/31/2004      9.718      9.932            5
        12/31/2005      9.932     10.670            6
        12/31/2006     10.670     10.890            4
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.694            0
        12/31/2004      9.694      9.892            0
        12/31/2005      9.892     10.611            2
        12/31/2006     10.611     10.814            2
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.637            0
        12/31/2004      9.637      9.800            9
        12/31/2005      9.800     10.475           26
        12/31/2006     10.475     10.639           26
AZL LMP Small Cap Growth Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.073            0
        12/31/2006     11.073     12.070            1
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.073            0
        12/31/2006     11.073     12.070            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.062            0
        12/31/2006     11.062     12.039            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.036            1
        12/31/2006     11.036     11.969            3


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Columbia Technology Fund
OPR 1
        12/31/2002        N/A      6.202            0
        12/31/2003      6.202      8.638           20
OPR 2
        12/31/2002        N/A      6.187            0
        12/31/2003      6.187      8.601            6
        12/31/2004      8.601      8.057            8
        12/31/2005      8.057      7.945            6
        12/31/2006      7.945      7.980            9
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.601            0
        12/31/2004      8.601      8.057            0
        12/31/2005      8.057      7.945            0
        12/31/2006      7.945      7.980            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.573            0
        12/31/2004      8.573      8.019            1
        12/31/2005      8.019      7.896            1
        12/31/2006      7.896      7.918            1
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.508            0
        12/31/2004      8.508      7.930            2
        12/31/2005      7.930      7.782            8
        12/31/2006      7.782      7.777           29
AZL Davis NY Venture Fund
OPR 1
        12/31/2002        N/A      7.763            1
        12/31/2003      7.763      9.858           12
OPR 2
        12/31/2002        N/A      7.745            0
        12/31/2003      7.745      9.815           12
        12/31/2004      9.815     10.626           15
        12/31/2005     10.626     11.413           19
        12/31/2006     11.413     12.731           26
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.815            0
        12/31/2004      9.815     10.626            1
        12/31/2005     10.626     11.413            6
        12/31/2006     11.413     12.731           13
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.784            0
        12/31/2004      9.784     10.575           25
        12/31/2005     10.575     11.342            5
        12/31/2006     11.342     12.633           25
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.710            0
        12/31/2004      9.710     10.459            8
        12/31/2005     10.459     11.178           26
        12/31/2006     11.178     12.407           46

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Davis VA Financial Portfolio
OPR 1
        12/31/2002        N/A      7.510            0
        12/31/2003      7.510      9.738           11
OPR 2
        12/31/2002        N/A      7.481            0
        12/31/2003      7.481      9.681            3
        12/31/2004      9.681     10.457            9
        12/31/2005     10.457     11.099            7
        12/31/2006     11.099     12.880            8
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.681            0
        12/31/2004      9.681     10.457            0
        12/31/2005     10.457     11.099            0
        12/31/2006     11.099     12.880            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.638            0
        12/31/2004      9.638     10.396            0
        12/31/2005     10.396     11.017            0
        12/31/2006     11.017     12.766            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.539            0
        12/31/2004      9.539     10.253            0
        12/31/2005     10.253     10.828            9
        12/31/2006     10.828     12.503           19
Davis VA Value Portfolio
OPR 1
        12/31/2002        N/A      7.251            0
        12/31/2003      7.251      9.231           27
OPR 2
        12/31/2002        N/A      7.223            0
        12/31/2003      7.223      9.177           48
        12/31/2004      9.177     10.094           57
        12/31/2005     10.094     10.818           51
        12/31/2006     10.818     12.183           46
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.177            0
        12/31/2004      9.177     10.094            0
        12/31/2005     10.094     10.818            0
        12/31/2006     10.818     12.183            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.137            0
        12/31/2004      9.137     10.034            0
        12/31/2005     10.034     10.738            0
        12/31/2006     10.738     12.075            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.043            0
        12/31/2004      9.043      9.896            0
        12/31/2005      9.896     10.554            2
        12/31/2006     10.554     11.826            2


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Dreyfus Founders Equity Growth Fund
OPR 1
        12/31/2002        N/A      7.151            0
        12/31/2003      7.151      8.718           16
OPR 2
        12/31/2002        N/A      7.135            0
        12/31/2003      7.135      8.680           18
        12/31/2004      8.680      9.156           21
        12/31/2005      9.156      9.375           18
        12/31/2006      9.375     10.367           19
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.680            0
        12/31/2004      8.680      9.156            0
        12/31/2005      9.156      9.375            0
        12/31/2006      9.375     10.367            2
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.652            0
        12/31/2004      8.652      9.112            0
        12/31/2005      9.112      9.316            1
        12/31/2006      9.316     10.287            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.587            0
        12/31/2004      8.587      9.012           12
        12/31/2005      9.012      9.182           17
        12/31/2006      9.182     10.103           33
AZL Dreyfus Premier Small Cap Value Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.001            1
        12/31/2005     12.001     12.151            3
        12/31/2006     12.151     13.494            4
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.001            0
        12/31/2005     12.001     12.151            0
        12/31/2006     12.151     13.494            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.989            0
        12/31/2005     11.989     12.121            1
        12/31/2006     12.121     13.440            1
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.961            0
        12/31/2005     11.961     12.050            2
        12/31/2006     12.050     13.315           15

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio
OPR 1
        12/31/2002        N/A      7.578            0
        12/31/2003      7.578     10.244           22
             OPR 2
        12/31/2002        N/A      7.568            0
        12/31/2003      7.568     10.210            2
        12/31/2004     10.210     12.185            8
        12/31/2005     12.185     12.796           11
        12/31/2006     12.796     14.336           16
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.210            0
        12/31/2004     10.210     12.185            3
        12/31/2005     12.185     12.796            3
        12/31/2006     12.796     14.336            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.185            0
        12/31/2004     10.185     12.136            5
        12/31/2005     12.136     12.725            5
        12/31/2006     12.725     14.236            5
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.125            0
        12/31/2004     10.125     12.023            6
        12/31/2005     12.023     12.563           22
        12/31/2006     12.563     14.005           28
Dreyfus Stock Index Fund, Inc.
OPR 1
        12/31/2002        N/A      8.132            2
        12/31/2003      8.132     10.217           52
OPR 2
        12/31/2002        N/A      8.121            0
        12/31/2003      8.121     10.183           43
        12/31/2004     10.183     11.003           56
        12/31/2005     11.003     11.252           42
        12/31/2006     11.252     12.694           42
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.183            0
        12/31/2004     10.183     11.003            9
        12/31/2005     11.003     11.252           10
        12/31/2006     11.252     12.694           10
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.157            0
        12/31/2004     10.157     10.958           34
        12/31/2005     10.958     11.190           16
        12/31/2006     11.190     12.606           37
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.098            0
        12/31/2004     10.098     10.856           10
        12/31/2005     10.856     11.047           15
        12/31/2006     11.047     12.402           18


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Franklin Small Cap Value Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.675           11
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.658            4
        12/31/2004     12.658     15.257            9
        12/31/2005     15.257     15.991           10
        12/31/2006     15.991     18.074           19
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.658            0
        12/31/2004     12.658     15.257            0
        12/31/2005     15.257     15.991            4
        12/31/2006     15.991     18.074            7
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.645            0
        12/31/2004     12.645     15.219            1
        12/31/2005     15.219     15.927            3
        12/31/2006     15.927     17.974            3
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.616            0
        12/31/2004     12.616     15.130            7
        12/31/2005     15.130     15.779           27
        12/31/2006     15.779     17.745           36
Franklin Global Communications Securities Fund
OPR 1
        12/31/2002        N/A     10.925            0
        12/31/2003     10.925     15.055            2
OPR 2
        12/31/2002        N/A     10.628            0
        12/31/2003     10.628     14.616            1
        12/31/2004     14.616     16.341            2
        12/31/2005     16.341     18.528            3
        12/31/2006     18.528     22.601            5
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.616            0
        12/31/2004     14.616     16.341            1
        12/31/2005     16.341     18.528            1
        12/31/2006     18.528     22.601            2
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.296            0
        12/31/2004     14.296     15.958            0
        12/31/2005     15.958     18.068            0
        12/31/2006     18.068     22.006            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     13.575            0
        12/31/2004     13.575     15.101            1
        12/31/2005     15.101     17.037            5
        12/31/2006     17.037     20.679           11
--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Global Real Estate Securities Fund
OPR 1
        12/31/2002        N/A     27.672            0
        12/31/2003     27.672     36.856            6
OPR 2
        12/31/2002        N/A     26.920            0
        12/31/2003     26.920     35.783            5
        12/31/2004     35.783     46.180           10
        12/31/2005     46.180     51.316           12
        12/31/2006     51.316     60.597            9
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     35.783            0
        12/31/2004     35.783     46.180            1
        12/31/2005     46.180     51.316            2
        12/31/2006     51.316     60.597            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.999            0
        12/31/2004     34.999     45.100            0
        12/31/2005     45.100     50.041            2
        12/31/2006     50.041     59.003            2
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.235            0
        12/31/2004     33.235     42.676            4
        12/31/2005     42.676     47.187            7
        12/31/2006     47.187     55.444            8
Franklin Growth and Income Securities Fund
OPR 1
        12/31/2002        N/A     22.727            0
        12/31/2003     22.727     28.029            6
OPR 2
        12/31/2002        N/A     22.031            0
        12/31/2003     22.031     27.116            2
        12/31/2004     27.116     29.369            9
        12/31/2005     29.369     29.771           14
        12/31/2006     29.771     34.039           17
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.116            0
        12/31/2004     27.116     29.369            0
        12/31/2005     29.369     29.771            3
        12/31/2006     29.771     34.039            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.522            0
        12/31/2004     26.522     28.682            9
        12/31/2005     28.682     29.031            0
        12/31/2006     29.031     33.143            8
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     25.185            0
        12/31/2004     25.185     27.141            4
        12/31/2005     27.141     27.376            9
        12/31/2006     27.376     31.144           11


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin High Income Securities Fund
OPR 1
        12/31/2002        N/A     15.194            0
        12/31/2003     15.194     19.556           60
OPR 2
        12/31/2002        N/A     14.781            0
        12/31/2003     14.781     18.987           11
        12/31/2004     18.987     20.427           16
        12/31/2005     20.427     20.667            7
        12/31/2006     20.667     22.133            9
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.987            0
        12/31/2004     18.987     20.427            1
        12/31/2005     20.427     20.667            1
        12/31/2006     20.667     22.133            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.571            0
        12/31/2004     18.571     19.949            1
        12/31/2005     19.949     20.153            2
        12/31/2006     20.153     21.551            2
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.635            0
        12/31/2004     17.635     18.877            3
        12/31/2005     18.877     19.004           10
        12/31/2006     19.004     20.251           10
Franklin Income Securities Fund
OPR 1
        12/31/2002        N/A     25.970            0
        12/31/2003     25.970     33.563            6
OPR 2
        12/31/2002        N/A     25.264            0
        12/31/2003     25.264     32.586            2
        12/31/2004     32.586     36.327           17
        12/31/2005     36.327     36.145           23
        12/31/2006     36.145     41.852           30
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.586            0
        12/31/2004     32.586     36.327            6
        12/31/2005     36.327     36.145            7
        12/31/2006     36.145     41.852           10
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     31.871            0
        12/31/2004     31.871     35.478            0
        12/31/2005     35.478     35.247            4
        12/31/2006     35.247     40.751            3
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     30.265            0
        12/31/2004     30.265     33.571           14
        12/31/2005     33.571     33.237           18
        12/31/2006     33.237     38.293           29

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Large Cap Growth Securities Fund
OPR 1
        12/31/2002        N/A     13.408            0
        12/31/2003     13.408     16.701            9
OPR 2
        12/31/2002        N/A     13.231            0
        12/31/2003     13.231     16.447            9
        12/31/2004     16.447     17.381           18
        12/31/2005     17.381     17.201           19
        12/31/2006     17.201     18.680           18
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.447            0
        12/31/2004     16.447     17.381            0
        12/31/2005     17.381     17.201            6
        12/31/2006     17.201     18.680            6
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.258            0
        12/31/2004     16.258     17.157            2
        12/31/2005     17.157     16.954            5
        12/31/2006     16.954     18.384            5
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.828            0
        12/31/2004     15.828     16.644            6
        12/31/2005     16.644     16.389           15
        12/31/2006     16.389     17.710           16
Franklin Rising Dividends Securities Fund
OPR 1
        12/31/2002        N/A     23.114            0
        12/31/2003     23.114     28.255           19
OPR 2
        12/31/2002        N/A     22.614            0
        12/31/2003     22.614     27.588           10
        12/31/2004     27.588     29.984           25
        12/31/2005     29.984     30.369           23
        12/31/2006     30.369     34.831           21
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.588            0
        12/31/2004     27.588     29.984            0
        12/31/2005     29.984     30.369            1
        12/31/2006     30.369     34.831            4
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.098            0
        12/31/2004     27.098     29.407            1
        12/31/2005     29.407     29.740            4
        12/31/2006     29.740     34.059            4
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     25.989            0
        12/31/2004     25.989     28.105           14
        12/31/2005     28.105     28.323           26
        12/31/2006     28.323     32.324           25


                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Small Cap Value Securities Fund
OPR 1
        12/31/2002        N/A      9.330            0
        12/31/2003      9.330     12.095            3
OPR 2
        12/31/2002        N/A      9.243            0
        12/31/2003      9.243     11.958            5
        12/31/2004     11.958     14.489           14
        12/31/2005     14.489     15.433           14
        12/31/2006     15.433     17.679           13
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.958            0
        12/31/2004     11.958     14.489            3
        12/31/2005     14.489     15.433            3
        12/31/2006     15.433     17.679            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.857            0
        12/31/2004     11.857     14.345            0
        12/31/2005     14.345     15.256            0
        12/31/2006     15.256     17.451            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.624            0
        12/31/2004     11.624     14.014            7
        12/31/2005     14.014     14.852            6
        12/31/2006     14.852     16.929            5
Franklin Small-Mid Cap Growth Securities Fund
OPR 1
        12/31/2002        N/A     13.520            0
        12/31/2003     13.520     18.205            5
OPR 2
        12/31/2002        N/A     13.327            0
        12/31/2003     13.327     17.910            4
        12/31/2004     17.910     19.549            8
        12/31/2005     19.549     20.061            9
        12/31/2006     20.061     21.353            9
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.910            0
        12/31/2004     17.910     19.549            1
        12/31/2005     19.549     20.061            2
        12/31/2006     20.061     21.353            2
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.692            0
        12/31/2004     17.692     19.282            0
        12/31/2005     19.282     19.757            0
        12/31/2006     19.757     20.998            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.193            0
        12/31/2004     17.193     18.673            4
        12/31/2005     18.673     19.066            9
        12/31/2006     19.066     20.193            9
--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin U.S. Government Fund
OPR 1
        12/31/2002        N/A     21.854            0
        12/31/2003     21.854     21.917           14
OPR 2
        12/31/2002        N/A     21.197            0
        12/31/2003     21.197     21.216           17
        12/31/2004     21.216     21.496           40
        12/31/2005     21.496     21.557           42
        12/31/2006     21.557     21.958           30
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     21.216            0
        12/31/2004     21.216     21.496            0
        12/31/2005     21.496     21.557            2
        12/31/2006     21.557     21.958            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.751            0
        12/31/2004     20.751     20.993            3
        12/31/2005     20.993     21.021            4
        12/31/2006     21.021     21.380            2
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.705            0
        12/31/2004     19.705     19.865           24
        12/31/2005     19.865     19.822           31
        12/31/2006     19.822     20.090           45
Franklin Zero Coupon Fund 2010
OPR 1
        12/31/2002        N/A     32.570            0
        12/31/2003     32.570     33.105            5
OPR 2
        12/31/2002        N/A     31.685            0
        12/31/2003     31.685     32.141            1
        12/31/2004     32.141     32.955            4
        12/31/2005     32.955     32.768            2
        12/31/2006     32.768     32.959            2
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.141            0
        12/31/2004     32.141     32.955            0
        12/31/2005     32.955     32.768            0
        12/31/2006     32.768     32.959            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     31.436            0
        12/31/2004     31.436     32.184            0
        12/31/2005     32.184     31.954            0
        12/31/2006     31.954     32.092            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     29.851            0
        12/31/2004     29.851     30.455            2
        12/31/2005     30.455     30.131           15
        12/31/2006     30.131     30.157           15


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Mutual Discovery Securities Fund
OPR 1
        12/31/2002        N/A     12.761            0
        12/31/2003     12.761     16.151           12
OPR 2
        12/31/2002        N/A     12.605            0
        12/31/2003     12.605     15.921           20
        12/31/2004     15.921     18.426           33
        12/31/2005     18.426     20.925           37
        12/31/2006     20.925     25.192           46
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.921            0
        12/31/2004     15.921     18.426            2
        12/31/2005     18.426     20.925            3
        12/31/2006     20.925     25.192            4
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.752            0
        12/31/2004     15.752     18.202            0
        12/31/2005     18.202     20.640           10
        12/31/2006     20.640     24.812            9
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.362            0
        12/31/2004     15.362     17.690            6
        12/31/2005     17.690     19.989           14
        12/31/2006     19.989     23.946           25
Mutual Shares Securities Fund
OPR 1
        12/31/2002        N/A     13.168            0
        12/31/2003     13.168     16.170           29
OPR 2
        12/31/2002        N/A     13.007            0
        12/31/2003     13.007     15.940           19
        12/31/2004     15.940     17.580           24
        12/31/2005     17.580     19.032           29
        12/31/2006     19.032     22.063           38
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.940            0
        12/31/2004     15.940     17.580            0
        12/31/2005     17.580     19.032            3
        12/31/2006     19.032     22.063            4
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.770            0
        12/31/2004     15.770     17.366            0
        12/31/2005     17.366     18.773           14
        12/31/2006     18.773     21.730           13
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.380            0
        12/31/2004     15.380     16.877            8
        12/31/2005     16.877     18.181           18
        12/31/2006     18.181     20.972           27
--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Templeton Developing Markets Securities Fund
OPR 1
        12/31/2002        N/A      7.226            0
        12/31/2003      7.226     10.847           24
OPR 2
        12/31/2002        N/A      7.100            0
        12/31/2003      7.100     10.636            1
        12/31/2004     10.636     12.988            2
        12/31/2005     12.988     16.207            3
        12/31/2006     16.207     20.329            4
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.636            0
        12/31/2004     10.636     12.988            0
        12/31/2005     12.988     16.207            0
        12/31/2006     16.207     20.329            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.481            0
        12/31/2004     10.481     12.779            0
        12/31/2005     12.779     15.923            0
        12/31/2006     15.923     19.943            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.127            0
        12/31/2004     10.127     12.305           17
        12/31/2005     12.305     15.278           33
        12/31/2006     15.278     19.069           49
Templeton Foreign Securities Fund
OPR 1
        12/31/2002        N/A     13.509            0
        12/31/2003     13.509     17.525            3
OPR 2
        12/31/2002        N/A     13.217            0
        12/31/2003     13.217     17.111            6
        12/31/2004     17.111     19.859            8
        12/31/2005     19.859     21.425            7
        12/31/2006     21.425     25.480            8
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.111            0
        12/31/2004     17.111     19.859            0
        12/31/2005     19.859     21.425            1
        12/31/2006     21.425     25.480            2
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.808            0
        12/31/2004     16.808     19.477            0
        12/31/2005     19.477     20.982            1
        12/31/2006     20.982     24.916            1
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.120            0
        12/31/2004     16.120     18.615            7
        12/31/2005     18.615     19.983           21
        12/31/2006     19.983     23.647           25


                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Templeton Global Income Securities Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
Templeton Growth Securities Fund
OPR 1
        12/31/2002        N/A     14.583            0
        12/31/2003     14.583     18.907            5
OPR 2
        12/31/2002        N/A     14.328            0
        12/31/2003     14.328     18.539            1
        12/31/2004     18.539     21.062            4
        12/31/2005     21.062     22.454            3
        12/31/2006     22.454     26.784           14
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.539            0
        12/31/2004     18.539     21.062            0
        12/31/2005     21.062     22.454            0
        12/31/2006     22.454     26.784            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.269            0
        12/31/2004     18.269     20.724           12
        12/31/2005     20.724     22.060            6
        12/31/2006     22.060     26.274           16
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.652            0
        12/31/2004     17.652     19.954            3
        12/31/2005     19.954     21.167            7
        12/31/2006     21.167     25.123           14

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Fusion Balanced Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.580            4
        12/31/2006     10.580     11.343            8
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.580            1
        12/31/2006     10.580     11.343           10
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.569            0
        12/31/2006     10.569     11.315            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.544           12
        12/31/2006     10.544     11.249           37
AZL Fusion Growth Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.053           25
        12/31/2006     11.053     12.145           27
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.053            5
        12/31/2006     11.053     12.145           12
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.042            0
        12/31/2006     11.042     12.115            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.016           34
        12/31/2006     11.016     12.044          200


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Fusion Moderate Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.757           16
        12/31/2006     10.757     11.663           23
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.757            9
        12/31/2006     10.757     11.663           33
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.746            0
        12/31/2006     10.746     11.634            4
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.721           58
        12/31/2006     10.721     11.566          128
AZL Jennison 20/20 Focus Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.188            3
        12/31/2006     12.188     13.462            5
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.188            0
        12/31/2006     12.188     13.462            5
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.176            0
        12/31/2006     12.176     13.428            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.148           17
        12/31/2006     12.148     13.350           37

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Jennison Growth Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.911            2
        12/31/2006     11.911     11.847            2
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.911            0
        12/31/2006     11.911     11.847            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.899            0
        12/31/2006     11.899     11.818            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.871            3
        12/31/2006     11.871     11.749           20
Jennison 20/20 Focus Portfolio
OPR 1
        12/31/2002        N/A      8.167            0
        12/31/2003      8.167     10.320            9
OPR 2
        12/31/2002        N/A      8.156            0
        12/31/2003      8.156     10.286            7
        12/31/2004     10.286     11.620           10
        12/31/2005     11.620     13.799            7
        12/31/2006     13.799     15.352            7
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.286            0
        12/31/2004     10.286     11.620            0
        12/31/2005     11.620     13.799            0
        12/31/2006     13.799     15.352            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.260            0
        12/31/2004     10.260     11.574            0
        12/31/2005     11.574     13.723            0
        12/31/2006     13.723     15.244            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.200            0
        12/31/2004     10.200     11.466            1
        12/31/2005     11.466     13.548            8
        12/31/2006     13.548     14.997            6


                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Legg Mason Growth Fund
OPR 1
        12/31/2002        N/A      7.523            0
        12/31/2003      7.523     10.075            1
OPR 2
        12/31/2002        N/A      7.513            0
        12/31/2003      7.513     10.041            1
        12/31/2004     10.041     10.626            1
        12/31/2005     10.626     11.556            1
        12/31/2006     11.556     11.396            5
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.041            0
        12/31/2004     10.041     10.626            0
        12/31/2005     10.626     11.556            0
        12/31/2006     11.556     11.396            2
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.016            0
        12/31/2004     10.016     10.584            1
        12/31/2005     10.584     11.493            1
        12/31/2006     11.493     11.316            1
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.958            0
        12/31/2004      9.958     10.485            9
        12/31/2005     10.485     11.346           11
        12/31/2006     11.346     11.133           26
AZL Legg Mason Value Fund
OPR 1
        12/31/2002        N/A      8.064            0
        12/31/2003      8.064      9.961           16
OPR 2
        12/31/2002        N/A      8.045            0
        12/31/2003      8.045      9.918            7
        12/31/2004      9.918     11.183           10
        12/31/2005     11.183     11.637           19
        12/31/2006     11.637     12.160           33
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.918            0
        12/31/2004      9.918     11.183            0
        12/31/2005     11.183     11.637            1
        12/31/2006     11.637     12.160           24
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.886            0
        12/31/2004      9.886     11.130            1
        12/31/2005     11.130     11.565            1
        12/31/2006     11.565     12.067            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.811            0
        12/31/2004      9.811     11.007            2
        12/31/2005     11.007     11.397           23
        12/31/2006     11.397     11.851           27

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Neuberger Berman Regency Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.030            0
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.030            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.019            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.996            2
AZL OCC Opportunity Fund
OPR 1
        12/31/2002        N/A      7.987            0
        12/31/2003      7.987     12.699            6
OPR 2
        12/31/2002        N/A      7.977            0
        12/31/2003      7.977     12.656            3
        12/31/2004     12.656     13.355           10
        12/31/2005     13.355     13.742           11
        12/31/2006     13.742     15.029           12
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.656            0
        12/31/2004     12.656     13.355            3
        12/31/2005     13.355     13.742            3
        12/31/2006     13.742     15.029            7
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.625            0
        12/31/2004     12.625     13.301            0
        12/31/2005     13.301     13.667            2
        12/31/2006     13.667     14.924            2
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.551            0
        12/31/2004     12.551     13.177            7
        12/31/2005     13.177     13.492           13
        12/31/2006     13.492     14.682           25


                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL OCC Renaissance Fund
OPR 1
        12/31/2002        N/A      8.076            0
        12/31/2003      8.076     12.573           23
OPR 2
        12/31/2002        N/A      8.057            0
        12/31/2003      8.057     12.518           16
        12/31/2004     12.518     14.066           23
        12/31/2005     14.066     13.294           16
        12/31/2006     13.294     14.428           15
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.518            0
        12/31/2004     12.518     14.066            4
        12/31/2005     14.066     13.294            4
        12/31/2006     13.294     14.428            5
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.478            0
        12/31/2004     12.478     13.999            2
        12/31/2005     13.999     13.211            3
        12/31/2006     13.211     14.317            3
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.384            0
        12/31/2004     12.384     13.845           31
        12/31/2005     13.845     13.020           35
        12/31/2006     13.020     14.060           32
AZL OCC Value Fund
OPR 1
        12/31/2002        N/A      8.053            0
        12/31/2003      8.053     11.473           33
OPR 2
        12/31/2002        N/A      8.034            0
        12/31/2003      8.034     11.424            9
        12/31/2004     11.424     13.034           16
        12/31/2005     13.034     13.104           14
        12/31/2006     13.104     15.413           19
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.424            0
        12/31/2004     11.424     13.034            1
        12/31/2005     13.034     13.104            1
        12/31/2006     13.104     15.413            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.387            0
        12/31/2004     11.387     12.972            3
        12/31/2005     12.972     13.022            4
        12/31/2006     13.022     15.294            3
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.301            0
        12/31/2004     11.301     12.829           23
        12/31/2005     12.829     12.834           34
        12/31/2006     12.834     15.020           32

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
OpCap Mid Cap Portfolio
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.962            0
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.962            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.952            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.929            0
AZL Oppenheimer Developing Markets Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.422            9
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.422            5
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.412            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.388            5


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Oppenheimer Global Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.418            2
        12/31/2005     11.418     12.592            4
        12/31/2006     12.592     14.340           11
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.418            2
        12/31/2005     11.418     12.592            6
        12/31/2006     12.592     14.340            7
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.406            3
        12/31/2005     11.406     12.561            6
        12/31/2006     12.561     14.283            6
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.380           20
        12/31/2005     11.380     12.488           48
        12/31/2006     12.488     14.150           61
AZL Oppenheimer International Growth Fund
OPR 1
        12/31/2002        N/A      8.633            0
        12/31/2003      8.633     11.331            3
OPR 2
        12/31/2002        N/A      8.613            0
        12/31/2003      8.613     11.282            0
        12/31/2004     11.282     12.647            5
        12/31/2005     12.647     14.141            4
        12/31/2006     14.141     17.861           11
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.282            0
        12/31/2004     11.282     12.647            0
        12/31/2005     12.647     14.141            1
        12/31/2006     14.141     17.861            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.246            0
        12/31/2004     11.246     12.587            0
        12/31/2005     12.587     14.053            1
        12/31/2006     14.053     17.723            1
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.161            0
        12/31/2004     11.161     12.448            0
        12/31/2005     12.448     13.849            5
        12/31/2006     13.849     17.406           19

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Oppenheimer Main Street Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.708            4
        12/31/2005     10.708     11.058            3
        12/31/2006     11.058     12.409            6
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.708            7
        12/31/2005     10.708     11.058            9
        12/31/2006     11.058     12.409           12
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.697            6
        12/31/2005     10.697     11.030            9
        12/31/2006     11.030     12.359            9
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.672           33
        12/31/2005     10.672     10.966           48
        12/31/2006     10.966     12.245           48
Oppenheimer Global Securities Fund/VA
OPR 1
        12/31/2002        N/A      6.594            1
        12/31/2003      6.594      9.253           36
OPR 2
        12/31/2002        N/A      6.568            0
        12/31/2003      6.568      9.199           20
        12/31/2004      9.199     10.733           43
        12/31/2005     10.733     12.014           40
        12/31/2006     12.014     13.847           35
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.199            0
        12/31/2004      9.199     10.733            1
        12/31/2005     10.733     12.014            2
        12/31/2006     12.014     13.847            2
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.158            0
        12/31/2004      9.158     10.670            0
        12/31/2005     10.670     11.926            0
        12/31/2006     11.926     13.724            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.064            0
        12/31/2004      9.064     10.523           22
        12/31/2005     10.523     11.721           19
        12/31/2006     11.721     13.441           19


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Oppenheimer High Income Fund/VA
OPR 1
        12/31/2002        N/A      9.045            0
        12/31/2003      9.045     11.001          128
OPR 2
        12/31/2002        N/A      9.010            0
        12/31/2003      9.010     10.936            7
        12/31/2004     10.936     11.668           62
        12/31/2005     11.668     11.691           61
        12/31/2006     11.691     12.527           35
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.936            0
        12/31/2004     10.936     11.668            0
        12/31/2005     11.668     11.691            1
        12/31/2006     11.691     12.527            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.888            0
        12/31/2004     10.888     11.599            1
        12/31/2005     11.599     11.604            1
        12/31/2006     11.604     12.416            1
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.776            0
        12/31/2004     10.776     11.440            3
        12/31/2005     11.440     11.405            3
        12/31/2006     11.405     12.160            3
Oppenheimer Main Street Fund/VA
OPR 1
        12/31/2002        N/A      6.923            2
        12/31/2003      6.923      8.607           59
OPR 2
        12/31/2002        N/A      6.896            0
        12/31/2003      6.896      8.557           27
        12/31/2004      8.557      9.171           97
        12/31/2005      9.171      9.518           85
        12/31/2006      9.518     10.721           67
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.557            0
        12/31/2004      8.557      9.171            1
        12/31/2005      9.171      9.518            1
        12/31/2006      9.518     10.721            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.519            0
        12/31/2004      8.519      9.117            1
        12/31/2005      9.117      9.447            1
        12/31/2006      9.447     10.625            1
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.432            0
        12/31/2004      8.432      8.992           11
        12/31/2005      8.992      9.285           15
        12/31/2006      9.285     10.407           14
--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.029            4
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.029            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.018            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.992            2
PIMCO VIT All Asset Portfolio
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.822            6
        12/31/2005     11.822     12.298           11
        12/31/2006     12.298     12.605           18
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.822            0
        12/31/2005     11.822     12.298            0
        12/31/2006     12.298     12.605            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.810            0
        12/31/2005     11.810     12.268            4
        12/31/2006     12.268     12.554            4
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.783            8
        12/31/2005     11.783     12.196           17
        12/31/2006     12.196     12.438           18


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.985            4
        12/31/2006     10.985     10.424            3
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.985            0
        12/31/2006     10.985     10.424            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.974            0
        12/31/2006     10.974     10.398            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.948           15
        12/31/2006     10.948     10.337           31
PIMCO VIT Emerging Markets Bond Portfolio
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.876            0
        12/31/2006     10.876     11.639            4
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.876            1
        12/31/2006     10.876     11.639            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.865            0
        12/31/2006     10.865     11.610            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.840            1
        12/31/2006     10.840     11.542            8
--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Global Bond Portfolio (Unhedged)
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.305            0
        12/31/2006      9.305      9.536            1
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.305            3
        12/31/2006      9.305      9.536            4
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.296            1
        12/31/2006      9.296      9.512            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.274            0
        12/31/2006      9.274      9.457           20
PIMCO VIT High Yield Portfolio
OPR 1
        12/31/2002        N/A      9.464            0
        12/31/2003      9.464     11.413           20
OPR 2
        12/31/2002        N/A      9.427            0
        12/31/2003      9.427     11.346            9
        12/31/2004     11.346     12.172           22
        12/31/2005     12.172     12.411           42
        12/31/2006     12.411     13.261           37
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.346            0
        12/31/2004     11.346     12.172            0
        12/31/2005     12.172     12.411            3
        12/31/2006     12.411     13.261            5
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.296            0
        12/31/2004     11.296     12.100            2
        12/31/2005     12.100     12.320            4
        12/31/2006     12.320     13.143            3
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.180            0
        12/31/2004     11.180     11.934           11
        12/31/2005     11.934     12.108           18
        12/31/2006     12.108     12.872           17


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Real Return Portfolio
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.481           32
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.467           25
        12/31/2004     10.467     11.163           40
        12/31/2005     11.163     11.161           37
        12/31/2006     11.161     11.008           32
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.467            0
        12/31/2004     10.467     11.163            0
        12/31/2005     11.163     11.161            2
        12/31/2006     11.161     11.008            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.456            0
        12/31/2004     10.456     11.135            4
        12/31/2005     11.135     11.116           11
        12/31/2006     11.116     10.947            7
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.432            0
        12/31/2004     10.432     11.070           21
        12/31/2005     11.070     11.013           39
        12/31/2006     11.013     10.808           43
PIMCO VIT StocksPLUS Growth and Income Portfolio
OPR 1
        12/31/2002        N/A      6.742            0
        12/31/2003      6.742      8.625            1
OPR 2
        12/31/2002        N/A      6.716            0
        12/31/2003      6.716      8.574            0
        12/31/2004      8.574      9.303            0
        12/31/2005      9.303      9.428            0
        12/31/2006      9.428     10.608            0
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.574            0
        12/31/2004      8.574      9.303            0
        12/31/2005      9.303      9.428            0
        12/31/2006      9.428     10.608            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.536            0
        12/31/2004      8.536      9.248            0
        12/31/2005      9.248      9.358            0
        12/31/2006      9.358     10.514            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.448            0
        12/31/2004      8.448      9.121            1
        12/31/2005      9.121      9.197            3
        12/31/2006      9.197     10.297            2

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Total Return Portfolio
OPR 1
        12/31/2002        N/A     11.380           14
        12/31/2003     11.380     11.730           71
OPR 2
        12/31/2002        N/A     11.336            1
        12/31/2003     11.336     11.661           66
        12/31/2004     11.661     11.976           86
        12/31/2005     11.976     12.016           78
        12/31/2006     12.016     12.220           68
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.661            0
        12/31/2004     11.661     11.976            0
        12/31/2005     11.976     12.016            3
        12/31/2006     12.016     12.220            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.609            0
        12/31/2004     11.609     11.905            5
        12/31/2005     11.905     11.927            6
        12/31/2006     11.927     12.111            3
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.490            0
        12/31/2004     11.490     11.742           11
        12/31/2005     11.742     11.722           42
        12/31/2006     11.722     11.862           41
AZL Money Market Fund
OPR 1
        12/31/2002        N/A     10.004            0
        12/31/2003     10.004      9.850          295
OPR 2
        12/31/2002        N/A      9.965            0
        12/31/2003      9.965      9.792           17
        12/31/2004      9.792      9.652           49
        12/31/2005      9.652      9.695           17
        12/31/2006      9.695      9.916           31
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.792            0
        12/31/2004      9.792      9.652            0
        12/31/2005      9.652      9.695           10
        12/31/2006      9.695      9.916           39
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.749            0
        12/31/2004      9.749      9.595            1
        12/31/2005      9.595      9.624          110
        12/31/2006      9.624      9.828            7
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.648            0
        12/31/2004      9.648      9.464           50
        12/31/2005      9.464      9.459           86
        12/31/2006      9.459      9.626          103


                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
SP International Growth Portfolio
OPR 1
        12/31/2002        N/A      4.038            0
        12/31/2003      4.038      5.512           11
OPR 2
        12/31/2002        N/A      4.021            0
        12/31/2003      4.021      5.479            4
        12/31/2004      5.479      6.230            8
        12/31/2005      6.230      7.064            6
        12/31/2006      7.064      8.313            6
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.479            0
        12/31/2004      5.479      6.230            0
        12/31/2005      6.230      7.064            0
        12/31/2006      7.064      8.313            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.454            0
        12/31/2004      5.454      6.192            0
        12/31/2005      6.192      7.011            0
        12/31/2006      7.011      8.238            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.396            0
        12/31/2004      5.396      6.105            0
        12/31/2005      6.105      6.888            1
        12/31/2006      6.888      8.066            1
SP Strategic Partners Focused Growth Portfolio
OPR 1
        12/31/2002        N/A      4.802            0
        12/31/2003      4.802      5.911            7
OPR 2
        12/31/2002        N/A      4.782            0
        12/31/2003      4.782      5.875            2
        12/31/2004      5.875      6.322            3
        12/31/2005      6.322      7.109            4
        12/31/2006      7.109      6.884            5
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.875            0
        12/31/2004      5.875      6.322            0
        12/31/2005      6.322      7.109            0
        12/31/2006      7.109      6.884            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.848            0
        12/31/2004      5.848      6.284            0
        12/31/2005      6.284      7.055            0
        12/31/2006      7.055      6.822            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.786            0
        12/31/2004      5.786      6.195            2
        12/31/2005      6.195      6.932            2
        12/31/2006      6.932      6.679            2

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio
OPR 1
        12/31/2002        N/A      9.970            0
        12/31/2003      9.970     14.668           28
OPR 2
        12/31/2002        N/A      9.932            0
        12/31/2003      9.932     14.582           18
        12/31/2004     14.582     17.127           24
        12/31/2005     17.127     16.105           24
        12/31/2006     16.105     19.122           23
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.582            0
        12/31/2004     14.582     17.127            0
        12/31/2005     17.127     16.105            0
        12/31/2006     16.105     19.122            0
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.518            0
        12/31/2004     14.518     17.026            0
        12/31/2005     17.026     15.986            0
        12/31/2006     15.986     18.952            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.369            0
        12/31/2004     14.369     16.792            1
        12/31/2005     16.792     15.711            3
        12/31/2006     15.711     18.562            3
AZL Van Kampen Aggressive Growth Fund
OPR 1
        12/31/2002        N/A      5.309            0
        12/31/2003      5.309      7.167           12
OPR 2
        12/31/2002        N/A      5.291            0
        12/31/2003      5.291      7.129            4
        12/31/2004      7.129      7.980            7
        12/31/2005      7.980      8.670            7
        12/31/2006      8.670      8.922           11
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      7.129            0
        12/31/2004      7.129      7.980            0
        12/31/2005      7.980      8.670            2
        12/31/2006      8.670      8.922            2
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      7.100            0
        12/31/2004      7.100      7.936            0
        12/31/2005      7.936      8.610            0
        12/31/2006      8.610      8.847            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      7.034            0
        12/31/2004      7.034      7.835            6
        12/31/2005      7.835      8.470            6
        12/31/2006      8.470      8.673           10


                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Comstock Fund
OPR 1
        12/31/2002        N/A      7.325            0
        12/31/2003      7.325      9.382            9
OPR 2
        12/31/2002        N/A      7.301            1
        12/31/2003      7.301      9.332           13
        12/31/2004      9.332     10.702           20
        12/31/2005     10.702     10.891           17
        12/31/2006     10.891     12.346           22
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.332            0
        12/31/2004      9.332     10.702            0
        12/31/2005     10.702     10.891           12
        12/31/2006     10.891     12.346           12
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.295            0
        12/31/2004      9.295     10.643            0
        12/31/2005     10.643     10.815            6
        12/31/2006     10.815     12.242            6
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.208            0
        12/31/2004      9.208     10.507           41
        12/31/2005     10.507     10.639           55
        12/31/2006     10.639     12.001           55
AZL Van Kampen Equity and Income Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.759            4
        12/31/2005     10.759     11.248            5
        12/31/2006     11.248     12.393            8
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.759            0
        12/31/2005     10.759     11.248            0
        12/31/2006     11.248     12.393            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.748            0
        12/31/2005     10.748     11.219            0
        12/31/2006     11.219     12.344            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.723            7
        12/31/2005     10.723     11.154           13
        12/31/2006     11.154     12.229           18

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Global Franchise Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.233            2
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.217            2
        12/31/2004     12.217     13.422            2
        12/31/2005     13.422     14.675            3
        12/31/2006     14.675     17.425            4
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.217            0
        12/31/2004     12.217     13.422            0
        12/31/2005     13.422     14.675            0
        12/31/2006     14.675     17.425            1
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.204            0
        12/31/2004     12.204     13.389            0
        12/31/2005     13.389     14.616            4
        12/31/2006     14.616     17.329            4
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.176            0
        12/31/2004     12.176     13.310            7
        12/31/2005     13.310     14.480           13
        12/31/2006     14.480     17.108           26
AZL Van Kampen Global Real Estate Fund
OPR 1
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
OPR 2
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.995            3
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.995            4
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.983            0
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.955           11


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Growth and Income Fund
OPR 1
        12/31/2002        N/A      8.063            0
        12/31/2003      8.063     10.084           22
OPR 2
        12/31/2002        N/A      8.036            0
        12/31/2003      8.036     10.030           37
        12/31/2004     10.030     11.178           39
        12/31/2005     11.178     11.957           34
        12/31/2006     11.957     13.571           52
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.030            0
        12/31/2004     10.030     11.178            0
        12/31/2005     11.178     11.957            2
        12/31/2006     11.957     13.571            4
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.990            0
        12/31/2004      9.990     11.117            1
        12/31/2005     11.117     11.874            2
        12/31/2006     11.874     13.456            2
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.897            0
        12/31/2004      9.897     10.975            5
        12/31/2005     10.975     11.681           17
        12/31/2006     11.681     13.192           16
AZL Van Kampen Mid Cap Growth Fund
OPR 1
        12/31/2002        N/A      7.052            1
        12/31/2003      7.052      8.887            8
OPR 2
        12/31/2002        N/A      7.029            0
        12/31/2003      7.029      8.840            3
        12/31/2004      8.840     10.494           12
        12/31/2005     10.494     12.078           20
        12/31/2006     12.078     12.917           20
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.840            0
        12/31/2004      8.840     10.494            1
        12/31/2005     10.494     12.078            1
        12/31/2006     12.078     12.917            3
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.805            0
        12/31/2004      8.805     10.436            3
        12/31/2005     10.436     11.994            3
        12/31/2006     11.994     12.808            4
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.723            0
        12/31/2004      8.723     10.303            5
        12/31/2005     10.303     11.800           19
        12/31/2006     11.800     12.556           25

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Strategic Growth Fund
OPR 1
        12/31/2002        N/A      6.045            0
        12/31/2003      6.045      7.509           14
OPR 2
        12/31/2002        N/A      6.025            0
        12/31/2003      6.025      7.469            2
        12/31/2004      7.469      7.813            5
        12/31/2005      7.813      8.204            6
        12/31/2006      8.204      8.227            6
OPR 3
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      7.469            0
        12/31/2004      7.469      7.813            0
        12/31/2005      7.813      8.204            1
        12/31/2006      8.204      8.227            2
OPR 4
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      7.439            0
        12/31/2004      7.439      7.770            0
        12/31/2005      7.770      8.147            1
        12/31/2006      8.147      8.158            1
OPR 5
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      7.370            0
        12/31/2004      7.370      7.671           11
        12/31/2005      7.671      8.015           19
        12/31/2006      8.015      7.997           22

--------------------------------------------------------------------------------
     The Allianz OpportunityTM NY Variable Annuity Contract*SAI* May 1, 2007
--------------------------------------------------------------------------------








                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

                                       OF

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2006

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm



The Board of Directors of Allianz Life Insurance Company of New York and Contract Owners of Allianz Life of NY Variable Account C:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C (the Variable Account) as of December 31, 2006, and the related statements of operations for the year or period in the period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for the periods stated above, in conformity with U.S. generally accepted accounting principles.




Minneapolis, Minnesota
March 16, 2007


                 See accompanying notes to financial statements
                                       2

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements




STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                                  ALGER       ALGER       ALGER
                                                            AIM V.I.                  ALGER     AMERICAN     AMERICAN   AMERICAN
                                                            CAPITAL     AIM V.I.     AMERICAN   LEVERAGED     MIDCAP      SMALL
                                                         APPRECIATION  CORE EQUITY   GROWTH      ALLCAP      GROWTH   CAPITALIZATION
                                                             FUND         FUND      PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                          $469          136         380         269           92           1
                                                      --------------------------------------------------------------------------
       Total Assets                                           469          136         380         269           92           1
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
     Total Liabilities                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                             $469          136         380         269           92           1
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                        469          136         380         269           92           1
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                  $469          136         380         269           92           1
                                                      --------------------------------------------------------------------------
          *Investment shares                                   18            5           9           6            4           -
           Investments at cost                               $467          126         530         352           78           1



                 See accompanying notes to financial statements
                                        3


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                                                                              AZL          AZL
                                                                                     AZL                    DREYFUS      DREYFUS
                                                       AZL AIM        AZL AIM      COLUMBIA    AZL DAVIS    FOUNDERS     PREMIER
                                                         BASIC     INTERNATIONAL  TECHNOLOGY  NY VENTURE     EQUITY     SMALL CAP
                                                      VALUE FUND    EQUITY FUND      FUND        FUND      GROWTH FUND  VALUE FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $4,778        6,720       1,314      12,450        2,326       2,739
                                                      --------------------------------------------------------------------------
       Total Assets                                         4,778        6,720       1,314      12,450        2,326       2,739
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                           $4,778        6,720       1,314      12,450        2,326       2,739
                                                      --------------------------------------------------------------------------
Contract Owners' Equity:
      Contracts in accumulation period                      4,778        6,720       1,314      12,450        2,326       2,739
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $4,778        6,720       1,314      12,450        2,326       2,739
                                                      --------------------------------------------------------------------------
          *Investment shares                                  379          368         149         914          221         207
           Investments at cost                             $4,055        5,719       1,240      10,836        2,134       2,511


                 See accompanying notes to financial statements
                                        4


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                              AZL        AZL         AZL         AZL         AZL          AZL
                                                           FRANKLIN     FUSION     FUSION      FUSION      JENNISON    JENNISON
                                                           SMALL CAP   BALANCED    GROWTH     MODERATE   20/20 FOCUS    GROWTH
                                                          VALUE FUND     FUND       FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                          $6,507      5,492      17,222      14,699        2,684       1,156
                                                      --------------------------------------------------------------------------
       Total Assets                                           6,507      5,492      17,222      14,699        2,684       1,156
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                        -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                           -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                             $6,507      5,492      17,222      14,699        2,684       1,156
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                        6,507      5,492      17,222      14,699        2,684       1,156
      Contracts in annuity payment period (note 2)                -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                  $6,507      5,492      17,222      14,699        2,684       1,156
                                                      --------------------------------------------------------------------------
          *Investment shares                                    362        471       1,378       1,227          193          94
           Investments at cost                               $5,974      5,118      15,601      13,430        2,404       1,112


                 See accompanying notes to financial statements
                                        5


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                                                                                            AZL
                                                          AZL LEGG                  AZL LMP     AZL LMP                  NEUBERGER
                                                            MASON      AZL LEGG    LARGE CAP   SMALL CAP                  BERMAN
                                                           GROWTH    MASON VALUE    GROWTH      GROWTH      AZL MONEY     REGENCY
                                                            FUND          FUND        FUND        FUND    MARKET FUND      FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $1,755        5,846       3,584         824       16,635         405
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,755        5,846       3,584         824       16,635         405
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,755        5,846       3,584         824       16,635         405
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                      1,755        5,846       3,584         824       16,635         405
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $1,755        5,846       3,584         824       16,635         405
                                                      --------------------------------------------------------------------------

          *Investment shares                                  147          447         307          66       16,635          40
           Investments at cost                             $1,693        5,145       3,195         755       16,698         368


                 See accompanying notes to financial statements
                                        6


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                                                                  AZL                      AZL
                                                                                              OPPENHEIMER              OPPENHEIMER
                                                           AZL OCC       AZL OCC              DEVELOPING      AZL     INTERNATIONAL
                                                         OPPORTUNITY  RENAISSANCE   AZL OCC     MARKETS   OPPENHEIMER    GROWTH
                                                            FUND         FUND      VALUE FUND    FUND     GLOBAL FUND     FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $5,832        4,900       5,949       3,880        6,398       3,349
                                                      --------------------------------------------------------------------------
       Total Assets                                         5,832        4,900       5,949       3,880        6,398       3,349
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                           $5,832        4,900       5,949       3,880        6,398       3,349
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                      5,832        4,900       5,942       3,880        6,398       3,349
      Contracts in annuity payment period (note 2)              -            -           7           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $5,832        4,900       5,949       3,880        6,398       3,349
                                                      --------------------------------------------------------------------------

          *Investment shares                                  368          375         407         367          433         178
           Investments at cost                             $5,303        4,816       5,165       3,458        5,197       2,652


                 See accompanying notes to financial statements
                                        7


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                          AZL        AZL PIMCO     AZL VAN                               AZL VAN
                                                      OPPENHEIMER   FUNDAMENTAL     KAMPEN     AZL VAN      AZL VAN       KAMPEN
                                                         MAIN        INDEXPLUS    AGGRESSIVE    KAMPEN       KAMPEN       GLOBAL
                                                        STREET         TOTAL       GROWTH      COMSTOCK     EQUITY AND   FRANCHISE
                                                         FUND        RETURN FUND     FUND        FUND       INCOME FUND    FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $5,154          207       1,130       5,814        1,689       5,452
                                                      --------------------------------------------------------------------------
       Total Assets                                         5,154          207       1,130       5,814        1,689       5,452
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                           $5,154          207       1,130       5,814        1,689       5,452
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                      5,154          207       1,130       5,803        1,689       5,452
      Contracts in annuity payment period (note 2)              -            -           -          11            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $5,154          207       1,130       5,814        1,689       5,452
                                                      --------------------------------------------------------------------------
          *Investment shares                                  406           20         124         484          133         301
           Investments at cost                             $4,427          213       1,067       5,225        1,533       4,665


                 See accompanying notes to financial statements
                                        8


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                          AZL VAN
                                                           KAMPEN                                AZL VAN
                                                           GLOBAL       AZL VAN      AZL VAN      KAMPEN                 DAVIS VA
                                                            REAL        KAMPEN      KAMPEN MID  STRATEGIC    DAVIS VA      REAL
                                                           ESTATE     GROWTH AND   CAP GROWTH    GROWTH     FINANCIAL     ESTATE
                                                            FUND      INCOME FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $3,388        5,701       4,145       1,527        2,030          37
                                                      --------------------------------------------------------------------------
       Total Assets                                         3,388        5,701       4,145       1,527        2,030          37
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                           $3,388        5,701       4,145       1,527        2,030          37
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                      3,388        5,701       4,145       1,527        2,030          37
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $3,388        5,701       4,145       1,527        2,030          37
                                                      --------------------------------------------------------------------------

          *Investment shares                                  280          426         307         165          125           2
           Investments at cost                             $3,212        4,986       3,674       1,376        1,657          26


                 See accompanying notes to financial statements
                                        9


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                                                                            FRANKLIN
                                                                                                FRANKLIN     GROWTH
                                                                      DREYFUS IP  DREYFUS        GLOBAL       AND        FRANKLIN
                                                          DAVIS VA    SMALL CAP    STOCK     COMMUNICATIONS  INCOME        HIGH
                                                           VALUE     STOCK INDEX   INDEX        SECURITIES   SECURITIES   INCOME
                                                         PORTFOLIO    PORTFOLIO    FUND           FUND        FUND         FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $1,348        4,279     6,692          14,260     36,601      11,308
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,348        4,279     6,692          14,260     36,601      11,308
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -         -               -          -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -         -               -          -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,348        4,279     6,692          14,260     36,601      11,308
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                      1,348        4,279     6,680          14,199     36,307      11,297
      Contracts in annuity payment period (note 2)              -            -        12              61        294          11
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $1,348        4,279     6,692          14,260     36,601      11,308
                                                      --------------------------------------------------------------------------

          *Investment shares                                   92          230       185           1,421      2,178       1,638
           Investments at cost                               $930        3,663     5,410          19,173     34,192      12,587


                 See accompanying notes to financial statements
                                       10


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                                       FRANKLIN                             FRANKLIN     FRANKLIN
                                                         FRANKLIN      LARGE CAP    FRANKLIN   FRANKLIN      RISING      SMALL CAP
                                                          INCOME        GROWTH       MONEY       REAL      DIVIDENDS      VALUE
                                                        SECURITIES    SECURITIES    MARKET      ESTATE     SECURITIES   SECURITIES
                                                            FUND         FUND        FUND        FUND         FUND          FUND
                                                      ---------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $45,754       11,306       6,374      17,030       37,380        4,125
                                                      ---------------------------------------------------------------------------
       Total Assets                                        45,754       11,306       6,374      17,030       37,380        4,125
                                                      ---------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
      Net Assets                                          $45,754       11,306       6,374      17,030       37,380        4,125
                                                      ---------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                     45,340       11,291       6,357      16,949       37,117        4,125
      Contracts in annuity payment period (note 2)            414           15          17          81          263            -
                                                      ---------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)               $45,754       11,306       6,374      17,030       37,380        4,125
                                                      ---------------------------------------------------------------------------
          *Investment shares                                2,610          680       6,374         487        1,800          218
           Investments at cost                            $38,831       10,535       6,374      12,013       26,789        2,844


                 See accompanying notes to financial statements
                                       11

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)

J.P. J.P.
                                                          FRANKLIN     FRANKLIN    FRANKLIN      MORGAN      MORGAN U.S. JENNISON
                                                          SMALL-MID      U.S.        ZERO     INTERNATIONAL  LARGE CAP     20/20
                                                         CAP GROWTH   GOVERNMENT    COUPON       EQUITY      CORE EQUITY   FOCUS
                                                            FUND         FUND      FUND 2010    PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $8,316       25,641       4,577          12           15       1,624
                                                      --------------------------------------------------------------------------
       Total Assets                                         8,316       25,641       4,577          12           15       1,624
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                           $8,316       25,641       4,577          12           15       1,624
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                      8,238       25,629       4,568          12           15       1,624
      Contracts in annuity payment period (note 2)             78           12           9           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $8,316       25,641       4,577          12           15       1,624
                                                      --------------------------------------------------------------------------
          *Investment shares                                  371        2,029         290           1            1         103
           Investments at cost                             $6,826       26,285       4,661           7           13       1,214


                 See accompanying notes to financial statements
                                       12


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)

                                                          MUTUAL        MUTUAL                OPPENHEIMER              OPPENHEIMER
                                                         DISCOVERY     SHARES     OPCAP MID     GLOBAL    OPPENHEIMER     MAIN
                                                        SECURITIES   SECURITIES      CAP      SECURITIES  HIGH INCOME    STREET
                                                           FUND         FUND      PORTFOLIO     FUND/VA     FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $17,577       26,308         130       2,918        1,141       3,095
                                                      --------------------------------------------------------------------------
       Total Assets                                        17,577       26,308         130       2,918        1,141       3,095
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                          $17,577       26,308         130       2,918        1,141       3,095
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                     17,540       26,266         130       2,918        1,141       3,095
      Contracts in annuity payment period (note 2)             37           42           -           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)               $17,577       26,308         130       2,918        1,141       3,095
                                                      --------------------------------------------------------------------------
          *Investment shares                                  803        1,279           8          79          133         125
           Investments at cost                            $12,427       19,819         121       2,032        1,109       2,367


                 See accompanying notes to financial statements
                                       13


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
  DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                   PIMCO VIT
                                                                                   EMERGING    PIMCO VIT                PIMCO VIT
                                                          PIMCO VIT    PIMCO VIT    MARKETS     GLOBAL      PIMCO VIT     REAL
                                                          ALL ASSET   COMMODITY      BOND        BOND      HIGH YIELD    RETURN
                                                          PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $2,200        1,479         816         420        3,630       6,778
                                                      --------------------------------------------------------------------------
       Total Assets                                         2,200        1,479         816         420        3,630       6,778
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
      Net Assets                                           $2,200        1,479         816         420        3,630       6,778
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                      2,200        1,479         816         420        3,630       6,778
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $2,200        1,479         816         420        3,630       6,778
                                                      --------------------------------------------------------------------------
          *Investment shares                                  189          131          58          35          435         568
           Investments at cost                             $2,213        1,579         801         419        3,550       7,261



                 See accompanying notes to financial statements
                                       14



ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                                                                      SP          SP
                                                      PIMCO VIT                                     STRATEGIC  WILLIAM
                                                     STOCKSPLUS   PIMCO      SELIGMAN    SELIGMAN   PARTNERS   BLAIR
                                                     GROWTH AND  VIT TOTAL    GLOBAL    SMALLER-CAP  FOCUSED  INTERNATIONAL
                                                       INCOME    RETURN     TECHNOLOGY    VALUE       GROWTH    GROWTH
                                                      PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                                  ---------------------------------------------------------------------
 Assets:
    Investments at net asset value*                      $323      8,883           9      1,964         448        408
                                                  ---------------------------------------------------------------------
       Total Assets                                       323      8,883           9      1,964         448        408
                                                  ---------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                  -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
      Net Assets                                         $323      8,883           9      1,964         448        408
                                                  ---------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                    323      8,883           9      1,964         448        408
      Contracts in annuity payment period (note 2)          -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)              $323      8,883           9      1,964         448        408
                                                  ---------------------------------------------------------------------
          *Investment shares                               29        878           1        106          61         50
           Investments at cost                           $250      9,066           9      1,709         404        302



                 See accompanying notes to financial statements
                                       15


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                                                                                  VAN
                                                                                                                KAMPEN
                                                      TEMPLETON  TEMPLETON               TEMPLETON                 LIT
                                                       GLOBAL    DEVELOPING  TEMPLETON    GLOBAL    TEMPLETON   GROWTH
                                                        ASSET    MARKETS      FOREIGN     INCOME     GROWTH        AND
                                                     ALLOCATION  SECURITIES SECURITIES  SECURITIES SECURITIES    INCOME
                                                        FUND       FUND        FUND        FUND       FUND     PORTFOLIO
                                                  ---------------------------------------------------------------------
 Assets:
    Investments at net asset value*                      $819      9,775      21,679      3,501      21,966         15
                                                  ---------------------------------------------------------------------
       Total Assets                                       819      9,775      21,679      3,501      21,966         15
                                                  ---------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                  -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
      Net Assets                                         $819      9,775      21,679      3,501      21,966         15
                                                  ---------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                    819      9,775      21,609      3,491      21,923         15
      Contracts in annuity payment period (note 2)          -          -          70         10          43          -
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)              $819      9,775      21,679      3,501      21,966         15
                                                  ---------------------------------------------------------------------
          *Investment shares                               37        707       1,145        223       1,368          1
           Investments at cost                           $725      6,486      15,455      2,883      17,757         11



                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
DECEMBER 31, 2006
(IN THOUSANDS)
                                                      VAN
                                                  KAMPEN LIT
                                                  STRATEGIC
                                                   GROWTH         TOTAL
                                                  PORTFOLIO      ALL FUNDS
                                                  -----------------------
 Assets:
    Investments at net asset value*                   9           547,998
                                                  -----------------------
       Total Assets
                                                      9           547,998
                                                  -----------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                            -              -
                                                  -----------------------
      Total Liabilities                               -              -
                                                  -----------------------
      Net Assets                                      9           547,998
                                                  -----------------------
                                                  -----------------------
 Contract Owners' Equity:
      Contracts in accumulation period                9           546,511
      Contracts in annuity payment period (note       -             1,487
                                                  -----------------------
     Total Contract Owners' Equity (Note 6)           9           547,998
                                                  -----------------------
                                                  -----------------------
          *Investment shares                          -            57,705
           Investments at cost                        14          479,310


                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)

                                                                                                ALGER        ALGER       ALGER
                                                       AIM V.I.                     ALGER       AMERICAN    AMERICAN    AMERICAN
                                                        CAPITAL      AIM V.I.      AMERICAN    LEVERAGED     MIDCAP       SMALL
                                                      APPRECIATION  CORE EQUITY     GROWTH      ALLCAP       GROWTH   CAPITALIZATION
                                                         FUND         FUND         PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                        $-            3           1           -            -           -
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            8            2           6           4            1           -
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (8)            1         (5)         (4)          (1)           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -            -           -           -           13           -
    Realized gains (losses) on sales of investments,
    net                                                     (514)            4        (55)        (46)            2           -
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             (514)            4        (55)        (46)           15           -
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           547           14          69          95          (6)           -
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments               33           18          14          49            9           -
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations        $25           19           9          45            8           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       18


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                                               AZL          AZL
                                                                                       AZL                   DREYFUS      DREYFUS
                                                           AZL AIM      AZL AIM      COLUMBIA   AZL DAVIS    FOUNDERS     PREMIER
                                                            BASIC    INTERNATIONAL  TECHNOLOGY  NY VENTURE    EQUITY     SMALL CAP
                                                          VALUE FUND   EQUITY FUND    FUND        FUND      GROWTH FUND  VALUE FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                        $5            8           -          26            -           2
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          100           80          24         203           40          52
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (95)         (72)        (24)       (177)         (40)        (50)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     133           45           -           -           98         125
    Realized gains (losses) on sales of investments,
    net                                                        75           92          12         150           34          17
                                                       --------------------------------------------------------------------------
    Realized gains (losses) on investments, net               208          137          12         150          132         142
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           328          744          16       1,072          101         128
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments              536          881          28       1,222          233         270
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations       $441          809           4       1,045          193         220
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       19


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                             AZL                      AZL         AZL          AZL         AZL
                                                          FRANKLIN     AZL FUSION    FUSION      FUSION      JENNISON    JENNISON
                                                         SMALL CAP      BALANCED     GROWTH     MODERATE   20/20 FOCUS    GROWTH
                                                         VALUE FUND       FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                       $17           10           8          22            -           -
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          135           81         290         241           55          20
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (118)         (71)       (282)       (219)         (55)        (20)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     336           21          72          72            2           -
    Realized gains (losses) on sales of investments,
    net                                                       114            6          43          35           35         (4)
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net               450           27         115         107           37         (4)
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           239          324       1,393       1,060          226          35
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments              689          351       1,508       1,167          263          31
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations       $571          280       1,226         948          208          11
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       20


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                                                            AZL
                                                           AZL LEGG                 AZL LMP     AZL LMP                  NEUBERGER
                                                            MASON      AZL LEGG    LARGE CAP    SMALL CAP                  BERMAN
                                                            GROWTH    MASON VALUE    GROWTH      GROWTH      AZL MONEY    REGENCY
                                                             FUND        FUND         FUND         FUND     MARKET FUND     FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                        $-            -           -           -          681           1
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          31          118          79          14          316           4
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (31)        (118)        (79)        (14)          365         (3)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                      54            1          77           -            -           -
    Realized gains (losses) on sales of investments,
    net                                                       (2)           88          36           3            -           -
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net                52           89         113           3            -           -

                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (14)          262          32          67         (63)          37
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments               38          351         145          70         (63)          37
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations         $7          233          66          56          302          34
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       21



ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                                   AZL                      AZL
                                                                                                OPPENHEIMER              OPPENHEIMER
                                                            AZL OCC       AZL OCC               DEVELOPING     AZL     INTERNATIONAL
                                                         OPPORTUNITY   RENAISSANCE    AZL OCC     MARKETS   OPPENHEIMER    GROWTH
                                                             FUND         FUND       VALUE FUND    FUND     GLOBAL FUND     FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                        $-           14          45           4            3           -
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           83          113         119          22          127          53
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (83)         (99)        (74)        (18)        (124)        (53)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     131          429         367           -          115           4
    Realized gains (losses) on sales of investments,
    net                                                        45           25         107          10           43          78
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net               176          454         474          10          158          82

                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           276           45         472         422          621         541
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments              452          499         946         432          779         623
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations       $369          400         872         414          655         570
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       22



ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                            AZL         AZL PIMCO    AZL VAN                              AZL VAN
                                                        OPPENHEIMER   FUNDAMENTAL     KAMPEN     AZL VAN     AZL VAN       KAMPEN
                                                            MAIN       INDEXPLUS    AGGRESSIVE    KAMPEN      KAMPEN       GLOBAL
                                                           STREET        TOTAL        GROWTH     COMSTOCK    EQUITY AND  FRANCHISE
                                                            FUND       RETURN FUND     FUND        FUND     INCOME FUND     FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                       $23            8           -          53           14          68
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          102            1          31         116           33         109
                                                      --------------------------------------------------------------------------
                Investment Income (loss), net                (79)            7        (31)        (63)         (19)        (41)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                      89           19         152         308           25          86
    Realized gains (losses) on sales of investments,
    net                                                        41         (13)          87          57           58         164
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net               130            6         239         365           83         250
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           436          (6)        (69)         323           76         553
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments              566            -         170         688          159         803
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations       $487            7         139         625          140         762
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       23


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                          AZL VAN
                                                           KAMPEN                               AZL VAN
                                                           GLOBAL       AZL VAN     AZL VAN      KAMPEN                  DAVIS VA
                                                            REAL        KAMPEN     KAMPEN MID   STRATEGIC    DAVIS VA      REAL
                                                           ESTATE     GROWTH AND  CAP GROWTH    GROWTH     FINANCIAL     ESTATE
                                                            FUND      INCOME FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                       $17           37           -           -           11           1
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           10          101          82          33           35           -
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    7         (64)        (82)        (33)         (24)           1
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       7          271         123           6            1           4
    Realized gains (losses) on sales of investments,
    net                                                         3           75          73          36           42           -
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net                10          346         196          42           43           4
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           176          297          91        (18)          232           4
                                                      --------------------------------------------------------------------------
       Total realized gains (losses) & unrealized
       appreciation (depreciation) on investments             186          643         287          24          275           8
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations       $193          579         205         (9)          251           9
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       24


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                                FRANKLIN     FRANKLIN
                                                                      DREYFUS IP   DREYFUS       GLOBAL     GROWTH AND   FRANKLIN
                                                          DAVIS VA    SMALL CAP     STOCK    COMMUNICATIONS   INCOME       HIGH
                                                            VALUE    STOCK INDEX    INDEX      SECURITIES    SECURITIES   INCOME
                                                          PORTFOLIO   PORTFOLIO     FUND          FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                       $10           14        88            45          904         634
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           25           93       129           197          525         178
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (15)         (79)      (41)         (152)          379         456
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       -           80         -             -        1,726           -
    Realized gains (losses) on sales of investments,
    net                                                        52          116       161       (1,283)           64        (430)
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net                52          196       161       (1,283)        1,790        (430)
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           124          285       601         4,217        2,841         693
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments              176          481       762         2,934        4,631         263
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations       $161          402       721         2,782        5,010         719
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       25


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                       FRANKLIN                             FRANKLIN    FRANKLIN
                                                          FRANKLIN     LARGE CAP    FRANKLIN    FRANKLIN     RISING     SMALL CAP
                                                           INCOME       GROWTH       MONEY        REAL      DIVIDENDS     VALUE
                                                         SECURITIES    SECURITIES    MARKET      ESTATE     SECURITIES  SECURITIES
                                                            FUND         FUND         FUND        FUND        FUND         FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                    $1,530           97         258         337          443          31
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          700          192          84         286          607          81
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  830         (95)         174          51        (164)        (50)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     199            -           -       1,235          188         150
    Realized gains (losses) on sales of investments,
    net                                                       947            3           -         914        1,951         266
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             1,146            3           -       2,149        2,139         416
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         4,466        1,075           -         582        3,361         238
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments            5,612        1,078           -       2,731        5,500         654
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations     $6,442          983         174       2,782        5,336         604
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       26


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                                                J.P.
                                                                                                   J.P.       MORGAN
                                                            FRANKLIN    FRANKLIN                  MORGAN     U.S. LARGE
                                                           SMALL-MID      U.S.       FRANKLIN  INTERNATIONAL  CAP CORE    JENNISON
                                                           CAP GROWTH  GOVERNMENT  ZERO COUPON    EQUITY      EQUITY    20/20 FOCUS
                                                              FUND        FUND      FUND 2010    PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                      ---------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                         $-       1,197          197           -           -            -
                                                      ---------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           149         425           81           -           -           35
                                                      ---------------------------------------------------------------------------
               Investment Income (loss), net                 (149)         772          116           -           -          (35)
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                        -           -            -           -           -           98
    Realized gains (losses) on sales of investments,
    net                                                        357       (204)         (34)           -           -           44
                                                      ---------------------------------------------------------------------------
    Realized gains (losses) on investments, net                357       (204)         (34)           -           -          142
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            381          54         (45)           2           2           54
                                                      ---------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments               738       (150)         (79)           2           2          196
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations        $589         622           37           2           2          161

                                                      ---------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       27


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)

                                                           MUTUAL        MUTUAL                OPPENHEIMER              OPPENHEIMER
                                                           DISCOVERY     SHARES     OPCAP MID    GLOBAL    OPPENHEIMER     MAIN
                                                          SECURITIES   SECURITIES      CAP     SECURITIES  HIGH INCOME    STREET
                                                             FUND         FUND      PORTFOLIO    FUND/VA     FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                      $166          305           -          28          160          37
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          272          410           1          58           40          67
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (106)        (105)         (1)        (30)          120        (30)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     547          720           -         146            -           -
    Realized gains (losses) on sales of investments,
    net                                                       565        1,035           2          95           15         123
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net             1,112        1,755           2         241           15         123
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         1,864        1,815           9         191            1         283
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments            2,976        3,570          11         432           16         406
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations     $2,870        3,465          10         402          136         376
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       28


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                                                    PIMCO VIT
                                                                                     EMERGING    PIMCO VIT               PIMCO VIT
                                                            PIMCO VIT   PIMCO VIT    MARKETS     GLOBAL      PIMCO VIT     REAL
                                                            ALL ASSET   COMMODITY      BOND        BOND      HIGH YIELD    RETURN
                                                            PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                      $129           63          26          10          249         295
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           61           32          12           7           78         160
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                   68           31          14           3          171         135
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                       5            6          13           -            -         179
    Realized gains (losses) on sales of investments,
    net                                                       (5)         (22)           -           -            3        (29)
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net                 -         (16)          13           -            3         150
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (35)        (118)          14           2           49       (417)
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments             (35)        (134)          27           2           52       (267)
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from operations        $33        (103)          41           5          223       (132)

                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       29



ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                       PIMCO
                                                        VIT                                            SP         SP
                                                     STOCKSPLUS                                      STRATEGIC    WILLIAM
                                                       GROWTH     PIMCO VIT  SELIGMAN    SELIGMAN    PARTNERS      BLAIR
                                                         AND        TOTAL      GLOBAL    SMALLER-CAP FOCUSED    INTERNATIONAL
                                                       INCOME      RETURN    TECHNOLOGY    VALUE     GROWTH       GROWTH
                                                      PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                   ---------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                   $16         371          -           -          -           6
                                                   ---------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        7         166          -          38         10           8
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net                9         205          -        (38)       (10)         (2)
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   2          47          -         166         36          29
    Realized gains (losses) on sales of
    investments, net                                       14        (44)          -          20         16          11
                                                   ---------------------------------------------------------------------
    Realized gains (losses) on investments, net            16           3          -         186         52          40
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        17        (72)          1         174       (62)          26
                                                   ---------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments          33        (69)           1         360       (10)        66
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from operations   $42         136           1         322       (20)          64
                                                   ---------------------------------------------------------------------




                 See accompanying notes to financial statements
                                       30


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                       TEMPLETON  TEMPLETON             TEMPLETON
                                                        GLOBAL    DEVELOPING  TEMPLETON   GLOBAL     TEMPLETON     VAN
                                                        ASSET      MARKETS     FOREIGN    INCOME      GROWTH     KAMPEN LIT
                                                     ALLOCATION  SECURITIES  SECURITIES  SECURITIES  SECURITIES  ENTERPRISE
                                                         FUND        FUND       FUND       FUND        FUND      PORTFOLIO
                                                   ---------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                   $59         108        278         112        262           -
                                                   ---------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                       11         188        317          50        328           -
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net               48        (80)       (39)          62       (66)           -
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                  51           -          -           -        673           -
    Realized gains (losses) on sales of
    investments, net                                       14         782        628          80        547           -
                                                   ---------------------------------------------------------------------
    Realized gains (losses) on investments, net            65         782        628          80      1,220           -
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        36       1,336      3,078         248      2,370        (12)
                                                   ---------------------------------------------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments          101       2,118      3,706         328      3,590        (12)
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from operations   $149       2,038      3,667         390      3,524        (12)
                                                   ---------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       31


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2006
  (IN THOUSANDS)
                                                        VAN
                                                       KAMPEN
                                                         LIT          VAN
                                                       GROWTH     KAMPEN LIT
                                                         AND       STRATEGIC
                                                        INCOME       GROWTH
                                                       PORTFOLIO    PORTFOLIO     TOTAL
                                                      ----------------------------------
 Investment Income:
    Dividends reinvested in fund shares                     -           -          9,547
                                                      ----------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        -           -          9,182
                                                      ----------------------------------
               Investment Income (loss), net                -           -            365
                                                      ----------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   1           -          9,483
    Realized gains (losses) on sales of
    investments, net                                        -           -          7,830
                                                      ----------------------------------
    Realized gains (losses) on investments, net             1           -         17,313
                                                      ----------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         1         (3)         40,905
                                                      ----------------------------------
      Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments            2          (3)        58,218
                                                      ----------------------------------
Net increase (decrease) in net assets from operations       2          (3)        58,583
                                                      ----------------------------------



                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)

                                                          AIM V.I. CAPITAL       AIM V.I. CORE EQUITY    ALGER AMERICAN GROWTH
                                                         APPRECIATION FUND              FUND                  PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(8)         (10)           1         (1)          (5)         (6)
      Realized gains (losses) on investments, net           (514)        (222)           4           -         (55)        (47)
      Net change in unrealized appreciation
        (depreciation) on investments                         547          271          14           8           69          99
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      25           39          19           7            9          46
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds  (note 2)                      (82)        (127)           -           -         (12)        (11)
      Surrenders and terminations, net                      (151)         (90)        (34)         (6)         (90)        (61)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Contract maintenance charges (note 2)                     -          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (233)        (218)        (34)         (6)        (102)        (72)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (208)        (179)        (15)           1         (93)        (26)
 Net assets at beginning of period                            677          856         151         150          473         499
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $469          677         136         151          380         473
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       33


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                            ALGER AMERICAN                               ALGER AMERICAN SMALL
                                                          LEVERAGED ALLCAP      ALGER AMERICAN MIDCAP       CAPITALIZATION
                                                              PORTFOLIO           GROWTH PORTFOLIO            PORTFOLIO
                                                       -------------------------------------------------------------------------
                                                          2006        2005        2006        2005         2006        2005
                                                       -------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(4)          (4)         (1)         (1)            -           -
      Realized gains (losses) on investments, net            (46)         (71)          15           5            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                          95          112         (6)           4            -           -
                                                       -------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      45           37           8           8            -           -
                                                       -------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds  (note 2)                      (66)          (2)           -           -            -           -
      Surrenders and terminations, net                       (23)         (90)        (10)         (6)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                       -------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                 (89)         (92)        (10)         (6)            -           -
                                                       -------------------------------------------------------------------------
 Increase (decrease) in net assets                           (44)         (55)         (2)           2            -           -
 Net assets at beginning of period                            313          368          94          92            1           1
                                                       -------------------------------------------------------------------------
 Net assets at end of period                                 $269          313          92          94            1           1
                                                       -------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       34


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         AZL AIM BASIC VALUE    AZL AIM INTERNATIONAL        AZL COLUMBIA
                                                                FUND                 EQUITY FUND           TECHNOLOGY FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(95)         (78)        (72)        (24)         (24)        (14)
      Realized gains (losses) on investments, net             208          121         137          27           12         (4)
      Net change in unrealized appreciation
        (depreciation) on investments                         328           84         744         160           16          28
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     441          127         809         163            4          10
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       544        1,110       2,451         593          394         183
      Transfers between funds  (note 2)                     (218)           87       2,019          25          155        (18)
      Surrenders and terminations, net                       (84)         (76)        (98)        (22)         (32)        (35)
      Rescissions                                            (92)          (8)        (38)         (6)            -           -
      Bonus                                                    17           45          69          24           14           8
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                  166        1,157       4,403         614          531         138
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            607        1,284       5,212         777          535         148
 Net assets at beginning of period                          4,171        2,887       1,508         731          779         631
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,778        4,171       6,720       1,508        1,314         779
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       35


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        AZL DAVIS NY VENTURE     AZL DREYFUS FOUNDERS     AZL DREYFUS PREMIER
                                                                FUND             EQUITY GROWTH FUND      SMALL CAP VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(177)         (87)        (40)        (23)         (50)        (24)
      Realized gains (losses) on investments, net             150          164         132          68          142          25
      Net change in unrealized appreciation
        (depreciation) on investments                       1,072          271         101         (2)          128          44
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,045          348         193          43          220          45
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                     4,975        2,944         651         453        1,134       1,006
      Transfers between funds  (note 2)                       601          217         155           9         (14)        (11)
      Surrenders and terminations, net                      (304)        (231)        (95)       (105)         (40)        (29)
      Rescissions                                           (140)         (32)        (32)        (10)         (46)        (61)
      Bonus                                                   141          121          11          21           41          23
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                5,272        3,018         690         368        1,075         928
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          6,317        3,366         883         411        1,295         973
 Net assets at beginning of period                          6,133        2,767       1,443       1,032        1,444         471
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $12,450        6,133       2,326       1,443        2,739       1,444
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       36



ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                       AZL FRANKLIN SMALL CAP    AZL FUSION BALANCED
                                                             VALUE FUND                 FUND            AZL FUSION GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(118)         (44)        (71)        (16)        (282)        (41)
      Realized gains (losses) on investments, net             450           75          27           1          115           5
      Net change in unrealized appreciation
        (depreciation) on investments                         239           94         324          50        1,393         228
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     571          125         280          35        1,226         192
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                     2,626        1,846       3,382       1,355       10,179       4,177
      Transfers between funds  (note 2)                     (304)          385         125         200        1,343         530
      Surrenders and terminations, net                      (294)         (62)        (61)         (1)        (244)        (14)
      Rescissions                                            (21)         (45)           -           -        (585)       (123)
      Bonus                                                    99           63         108          69          363         179
      Contract maintenance charges (note 2)                   (1)            -           -           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                2,105        2,187       3,554       1,623       11,055       4,749
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,676        2,312       3,834       1,658       12,281       4,941
 Net assets at beginning of period                          3,831        1,519       1,658           -        4,941           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,507        3,831       5,492       1,658       17,222       4,941
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       37


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         AZL FUSION MODERATE      AZL JENNISON 20/20      AZL JENNISON GROWTH
                                                                FUND                 FOCUS FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(219)         (43)        (55)         (5)         (20)         (1)
      Realized gains (losses) on investments, net             107            7          37           2          (4)           1
      Net change in unrealized appreciation
        (depreciation) on investments                       1,060          209         226          54           35           9
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     948          173         208          51           11           9
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                     6,891        5,654       1,883         491          758         262
      Transfers between funds  (note 2)                       557          708       (293)         399           41          76
      Surrenders and terminations, net                      (207)        (394)        (54)        (14)         (17)        (11)
      Rescissions                                            (56)            -        (47)        (23)            -        (12)
      Bonus                                                   233          193          61          22           32           7
      Contract maintenance charges (note 2)                   (1)            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                7,417        6,161       1,550         875          814         322
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          8,365        6,334       1,758         926          825         331
 Net assets at beginning of period                          6,334            -         926           -          331           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $14,699        6,334       2,684         926        1,156         331
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       38


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        AZL LEGG MASON GROWTH    AZL LEGG MASON VALUE      AZL LMP LARGE CAP
                                                                FUND                    FUND                 GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(31)         (10)       (118)        (66)         (79)        (54)
      Realized gains (losses) on investments, net              52           11          89          43          113          29
      Net change in unrealized appreciation
        (depreciation) on investments                        (14)           42         262         263           32         262
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       7           43         233         240           66         237
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       843          262       1,374       2,088          355       1,455
      Transfers between funds  (note 2)                       347          166          87         646           37         109
      Surrenders and terminations, net                       (44)         (25)       (171)        (99)        (144)       (128)
      Rescissions                                           (184)            -        (13)        (49)          (5)        (63)
      Bonus                                                    25            9          53          91           15          46
      Contract maintenance charges (note 2)                     -            -         (1)           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                  987          412       1,329       2,677          258       1,419
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            994          455       1,562       2,917          324       1,656
 Net assets at beginning of period                            761          306       4,284       1,367        3,260       1,604
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,755          761       5,846       4,284        3,584       3,260
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       39


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                          AZL LMP SMALL CAP                              AZL NEUBERGER BERMAN
                                                            GROWTH FUND         AZL MONEY MARKET FUND        REGENCY FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(14)          (2)         365         365          (3)           -
      Realized gains (losses) on investments, net               3            -           -       (445)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                          67            2        (63)         159           37           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      56            -         302          79           34           -
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       409          251      10,965       8,557          213           -
      Transfers between funds  (note 2)                        71           53     (4,582)     (3,051)          151           -
      Surrenders and terminations, net                       (19)         (13)     (4,113)     (1,574)            -           -
      Rescissions                                             (6)          (4)       (938)       (691)            -           -
      Bonus                                                    14           12         377         316            7           -
      Contract maintenance charges (note 2)                     -            -         (3)         (2)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                  469          299       1,706       3,555          371           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            525          299       2,008       3,634          405           -
 Net assets at beginning of period                            299            -      14,627      10,993            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $824          299      16,635      14,627          405           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       40


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         AZL OCC OPPORTUNITY     AZL OCC RENAISSANCE
                                                                FUND                    FUND              AZL OCC VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(83)         (43)        (99)       (105)         (74)        (91)
      Realized gains (losses) on investments, net             176           12         454         446          474         314
      Net change in unrealized appreciation
        (depreciation) on investments                         276          104          45       (563)          472       (144)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     369           73         400       (222)          872          79
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                     2,218          502         347       1,307          420       1,629
      Transfers between funds  (note 2)                     1,212            8       (761)       (143)        (209)        (58)
      Surrenders and terminations, net                       (84)         (30)       (225)       (175)        (399)       (214)
      Rescissions                                            (58)          (7)         (1)        (22)         (13)        (59)
      Bonus                                                    62           19          12          53           14          63
      Contract maintenance charges (note 2)                     -            -         (1)         (1)          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                3,350          492       (629)       1,019        (188)       1,360
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          3,719          565       (229)         797          684       1,439
 Net assets at beginning of period                          2,113        1,548       5,129       4,332        5,265       3,826
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,832        2,113       4,900       5,129        5,949       5,265
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       41


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                                            AZL OPPENHEIMER
                                                           AZL OPPENHEIMER         AZL OPPENHEIMER       INTERNATIONAL GROWTH
                                                      DEVELOPING MARKETS FUND        GLOBAL FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(18)            -       (124)        (70)         (53)        (20)
      Realized gains (losses) on investments, net              10            -         158          30           82          48
      Net change in unrealized appreciation
        (depreciation) on investments                         422            -         621         403          541         110
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     414            -         655         363          570         138
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                     2,110            -       1,469       1,857          838         701
      Transfers between funds  (note 2)                     1,341            -         378         252          646         225
      Surrenders and terminations, net                       (22)            -        (83)        (55)         (77)        (45)
      Rescissions                                            (15)            -        (29)        (27)         (79)         (6)
      Bonus                                                    52            -          53          84           31          29
      Contract maintenance charges (note 2)                     -            -         (1)           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                3,466            -       1,787       2,111        1,359         904
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          3,880            -       2,442       2,474        1,929       1,042
 Net assets at beginning of period                              -            -       3,956       1,482        1,420         378
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,880            -       6,398       3,956        3,349       1,420
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       42


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                AZL PIMCO FUNDAMENTAL
                                                        AZL OPPENHEIMER MAIN   INDEXPLUS TOTAL RETURN       AZL VAN KAMPEN
                                                            STREET FUND                 FUND            AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(79)         (71)           7           -         (31)        (16)
      Realized gains (losses) on investments, net             130           21           6           -          239          34
      Net change in unrealized appreciation
        (depreciation) on investments                         436          158         (6)           -         (69)          58
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     487          108           7           -          139          76
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,206        1,279          48           -        1,173         203
      Transfers between funds  (note 2)                       136          140         151           -      (1,008)          55
      Surrenders and terminations, net                      (137)         (84)           -           -         (69)        (82)
      Rescissions                                           (109)         (32)           -           -            -           -
      Bonus                                                    20           53           1           -           24           8
      Contract maintenance charges (note 2)                   (1)            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                1,115        1,356         200           -          120         184
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,602        1,464         207           -          259         260
 Net assets at beginning of period                          3,552        2,088           -           -          871         611
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,154        3,552         207           -        1,130         871
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       43


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                           AZL VAN KAMPEN       AZL VAN KAMPEN EQUITY    AZL VAN KAMPEN GLOBAL
                                                           COMSTOCK FUND           AND INCOME FUND          FRANCHISE FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(63)         (65)        (19)        (19)         (41)        (44)
      Realized gains (losses) on investments, net             365          237          83           6          250          33
      Net change in unrealized appreciation
        (depreciation) on investments                         323         (83)          76          65          553         168
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     625           89         140          52          762         157
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       885        1,647         452         850        2,517       1,717
      Transfers between funds  (note 2)                       347           17          77          44        (630)         247
      Surrenders and terminations, net                      (237)        (226)        (33)        (39)         (84)        (51)
      Rescissions                                            (19)         (55)       (122)        (46)         (30)        (62)
      Bonus                                                    29           67           5          35           73          64
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                1,004        1,449         379         844        1,846       1,915
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,629        1,538         519         896        2,608       2,072
 Net assets at beginning of period                          4,185        2,647       1,170         274        2,844         772
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,814        4,185       1,689       1,170        5,452       2,844
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       44


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        AZL VAN KAMPEN GLOBAL   AZL VAN KAMPEN GROWTH   AZL VAN KAMPEN MID CAP
                                                          REAL ESTATE FUND         AND INCOME FUND           GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $7            -        (64)        (52)         (82)        (39)
      Realized gains (losses) on investments, net              10            -         346         203          196          73
      Net change in unrealized appreciation
        (depreciation) on investments                         176            -         297          62           91         240
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     193            -         579         213          205         274
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       937            -         739       1,134        1,254         592
      Transfers between funds  (note 2)                     2,233            -         695         436          429         445
      Surrenders and terminations, net                        (6)            -       (140)        (64)        (115)        (86)
      Rescissions                                               -            -        (34)        (17)         (75)        (65)
      Bonus                                                    31            -          24          46           44          19
      Contract maintenance charges (note 2)                     -            -         (1)           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                3,195            -       1,283       1,535        1,536         905
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          3,388            -       1,862       1,748        1,741       1,179
 Net assets at beginning of period                              -            -       3,839       2,091        2,404       1,225
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,388            -       5,701       3,839        4,145       2,404
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       45


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                           AZL VAN KAMPEN         DAVIS VA FINANCIAL     DAVIS VA REAL ESTATE
                                                       STRATEGIC GROWTH FUND          PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(33)         (29)        (24)        (14)            1           1
      Realized gains (losses) on investments, net              42           24          43          12            4           2
      Net change in unrealized appreciation
        (depreciation) on investments                        (18)           78         232          76            4           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     (9)           73         251          74            9           3
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       191          311         648         437            -           -
      Transfers between funds  (note 2)                        58         (12)          50          27            -           -
      Surrenders and terminations, net                      (130)         (67)        (42)        (20)            -           -
      Rescissions                                               -            -       (128)         (3)            -           -
      Bonus                                                    10           11          14          17            -           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                  129          243         542         458            -           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            120          316         793         532            9           3
 Net assets at beginning of period                          1,407        1,091       1,237         705           28          25
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,527        1,407       2,030       1,237           37          28
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       46


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                           DAVIS VA VALUE        DREYFUS IP SMALL CAP     DREYFUS STOCK INDEX
                                                             PORTFOLIO          STOCK INDEX PORTFOLIO            FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(15)         (13)        (79)        (60)         (41)        (40)
      Realized gains (losses) on investments, net              52           54         196          79          161         201
      Net change in unrealized appreciation
        (depreciation) on investments                         124           53         285         107          601           6
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     161           94         402         126          721         167
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                        19            3       1,486         968          657         928
      Transfers between funds  (note 2)                      (62)         (82)       (497)          13           72       (578)
      Surrenders and terminations, net                       (99)        (119)       (190)        (71)        (362)       (335)
      Rescissions                                             (1)            -        (39)        (11)         (25)        (22)
      Bonus                                                     -            -          45          44           21          41
      Other transactions (note 2)                               -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
      Contract maintenance charges (note 2)
           from contract transactions                       (143)        (198)         805         943          362          33
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             18        (104)       1,207       1,069        1,083         200
 Net assets at beginning of period                          1,330        1,434       3,072       2,003        5,609       5,409
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,348        1,330       4,279       3,072        6,692       5,609
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       47


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                           FRANKLIN GLOBAL
                                                           COMMUNICATIONS        FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME
                                                          SECURITIES FUND      INCOME SECURITIES FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(152)          160         379         473          456         511
      Realized gains (losses) on investments, net         (1,283)      (2,139)       1,790         170        (430)       (532)
      Net change in unrealized appreciation
        (depreciation) on investments                       4,217        3,603       2,841         129          693         257
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,782        1,624       5,010         772          719         236
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       585          187         516       1,246          959       1,062
      Transfers between funds  (note 2)                        63        (266)         243     (1,120)        1,732     (1,979)
      Surrenders and terminations, net                    (1,834)      (1,701)     (4,911)     (4,467)      (1,883)     (2,495)
      Rescissions                                           (120)            -         (5)        (74)          (1)         (7)
      Bonus                                                    19            7          21          51           13          36
      Other transactions (note 2)                            (10)         (11)        (17)        (20)          (4)         (5)
                                                      --------------------------------------------------------------------------
      Contract maintenance charges (note 2)
           from contract transactions                     (1,297)      (1,784)     (4,153)     (4,384)          816     (3,388)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,485        (160)         857     (3,612)        1,535     (3,152)
 Net assets at beginning of period                         12,775       12,935      35,744      39,356        9,773      12,925
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $14,260       12,775      36,601      35,744       11,308       9,773
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       48


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                           FRANKLIN INCOME        FRANKLIN LARGE CAP     FRANKLIN MONEY MARKET
                                                          SECURITIES FUND      GROWTH SECURITIES FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $830          792        (95)       (107)          174          69
      Realized gains (losses) on investments, net           1,146          568           3        (64)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                       4,466      (1,287)       1,075         133            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   6,442           73         983        (38)          174          69
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                     4,862        4,669         615       1,046           17           -
      Transfers between funds  (note 2)                     1,113          745       (422)         237        1,592        (73)
      Surrenders and terminations, net                    (6,784)      (4,544)     (1,913)     (1,317)      (1,297)       (727)
      Rescissions                                           (527)        (173)           -        (12)            -           -
      Bonus                                                    81          131          11          42            -           -
      Contract maintenance charges (note 2)                  (16)         (17)         (5)         (5)          (2)         (3)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting  from contract transactions             (1,271)          811     (1,714)         (9)          310       (803)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          5,171          884       (731)        (47)          484       (734)
 Net assets at beginning of period                         40,583       39,699      12,037      12,084        5,890       6,624
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $45,754       40,583      11,306      12,037        6,374       5,890
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       49


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                   FRANKLIN RISING
                                                        FRANKLIN REAL ESTATE    DIVIDENDS SECURITIES      FRANKLIN SMALL CAP
                                                                FUND                    FUND            VALUE SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $51         (28)       (164)       (216)         (50)        (40)
      Realized gains (losses) on investments, net           2,149        2,122       2,139       1,146          416         224
      Net change in unrealized appreciation
        (depreciation) on investments                         582        (445)       3,361       (224)          238         101
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,782        1,649       5,336         706          604         285
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,000        1,973       1,575       3,427           49         703
      Transfers between funds  (note 2)                     (555)        (298)       (881)       (605)        (209)       (355)
      Surrenders and terminations, net                    (1,852)      (1,676)     (5,204)     (3,453)        (466)       (210)
      Rescissions                                            (27)        (105)        (56)       (105)            -           -
      Bonus                                                    42           85          34         111            1          30
      Contract maintenance charges (note 2)                   (5)          (5)        (15)        (16)          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting  from contract transactions             (1,397)         (26)     (4,547)       (641)        (626)         167
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,385        1,623         789          65         (22)         452
 Net assets at beginning of period                         15,645       14,022      36,591      36,526        4,147       3,695
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $17,030       15,645      37,380      36,591        4,125       4,147
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       50


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                       FRANKLIN SMALL-MID CAP       FRANKLIN U.S.        FRANKLIN ZERO COUPON
                                                            GROWTH FUND            GOVERNMENT FUND            FUND 2010
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(149)        (144)         772         828          116         104
      Realized gains (losses) on investments, net             357          155       (204)        (88)         (34)          24
      Net change in unrealized appreciation
        (depreciation) on investments                         381          282          54       (440)         (45)       (127)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     589          293         622         300           37           1
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       169          648         666       1,632          172         434
      Transfers between funds  (note 2)                     (246)        (146)     (1,516)       1,163          715         498
      Surrenders and terminations, net                    (1,704)      (1,238)     (4,612)     (3,290)        (945)       (871)
      Rescissions                                               -         (10)           -       (282)            -        (18)
      Bonus                                                     4           28          21          40            6           9
      Contract maintenance charges (note 2)                   (4)          (5)        (12)        (14)          (1)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions              (1,781)        (723)     (5,453)       (751)         (53)          50
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,192)        (430)     (4,831)       (451)         (16)          51
 Net assets at beginning of period                          9,508        9,938      30,472      30,923        4,593       4,542
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $8,316        9,508      25,641      30,472        4,577       4,593
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       51


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                        J.P.
                                                            J.P. MORGAN              MORGAN U.S.
                                                        INTERNATIONAL EQUITY    LARGE CAP CORE EQUITY    JENNISON 20/20 FOCUS
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -           -           -         (35)        (28)
      Realized gains (losses) on investments, net               -            -           -           -          142          45
      Net change in unrealized appreciation
        (depreciation) on investments                           2            1           2           -           54         219
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       2            1           2           -          161         236
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -           60         306
      Transfers between funds  (note 2)                         -            -           -           -         (26)         (6)
      Surrenders and terminations, net                          -            -           -           -         (43)        (54)
      Rescissions                                               -            -           -           -          (1)           -
      Bonus                                                     -            -           -           -            -           7
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                    -            -           -           -         (10)         253
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              2            1           2           -          151         489
 Net assets at beginning of period                             10            9          13          13        1,473         984
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $12           10          15          13        1,624       1,473
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       52


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                          MUTUAL DISCOVERY          MUTUAL SHARES            OPCAP MID CAP
                                                          SECURITIES FUND          SECURITIES FUND            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(106)         (38)       (105)       (116)          (1)           -
      Realized gains (losses) on investments, net           1,112          397       1,755         682            2           -
      Net change in unrealized appreciation
        (depreciation) on investments                       1,864        1,126       1,815         954            9           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,870        1,485       3,465       1,520           10           -
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,988        1,841       5,361       2,693           98           -
      Transfers between funds  (note 2)                     1,200          462       1,020         731           20           -
      Surrenders and terminations, net                    (1,136)      (1,090)     (2,684)     (1,906)          (2)           -
      Rescissions                                            (61)         (35)       (400)        (37)            -           -
      Bonus                                                    60           72         119         114            4           -
      Contract maintenance charges (note 2)                   (4)          (4)         (7)         (7)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                2,047        1,246       3,409       1,588          120           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          4,917        2,731       6,874       3,108          130           -
 Net assets at beginning of period                         12,660        9,929      19,434      16,326            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $17,577       12,660      26,308      19,434          130           -
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       53


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         OPPENHEIMER GLOBAL        OPPENHEIMER HIGH        OPPENHEIMER MAIN
                                                         SECURITIES FUND/VA        INCOME FUND/VA           STREET FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(30)         (26)         120         135         (30)        (23)
      Realized gains (losses) on investments, net             241           94          15        (30)          123          47
      Net change in unrealized appreciation
        (depreciation) on investments                         191          221           1        (88)          283          95
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     402          289         136          17          376         119
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                        26           75          10          13           28          25
      Transfers between funds  (note 2)                      (82)        (153)     (1,033)       (608)        (341)       (100)
      Surrenders and terminations, net                       (80)         (67)       (178)       (111)        (217)       (126)
      Rescissions                                               -            -         (5)           -            -           -
      Bonus                                                     1            3           1           1            1           1
      Contract maintenance charges (note 2)                     -            -           -           -            -         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (135)        (142)     (1,205)       (705)        (529)       (201)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            267          147     (1,069)       (688)        (153)        (82)
 Net assets at beginning of period                          2,651        2,504       2,210       2,898        3,248       3,330
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,918        2,651       1,141       2,210        3,095       3,248
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       54


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                         PIMCO VIT ALL ASSET     PIMCO VIT COMMODITY      PIMCO VIT EMERGING
                                                             PORTFOLIO                PORTFOLIO         MARKETS BOND PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $68           55          31           5           14           2
      Realized gains (losses) on investments, net               -           20        (16)           5           13           4
      Net change in unrealized appreciation
        (depreciation) on investments                        (35)            4       (118)          18           14           1
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      33           79       (103)          28           41           7
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       668        1,809         880         175          289         120
      Transfers between funds  (note 2)                   (1,477)          472        (97)         636          285          68
      Surrenders and terminations, net                       (94)         (39)        (48)        (12)          (8)           -
      Rescissions                                               -         (18)        (15)         (9)            -           -
      Bonus                                                    10           89          39           5           11           3
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (893)        2,313         759         795          577         191
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (860)        2,392         656         823          618         198
 Net assets at beginning of period                          3,060          668         823           -          198           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,200        3,060       1,479         823          816         198
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       55


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $3            -         171         140          135          31
      Realized gains (losses) on investments, net               -            1           3          31          150          80
      Net change in unrealized appreciation
        (depreciation) on investments                           2          (1)          49       (103)        (417)       (124)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       5            -         223          68        (132)        (13)
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                       173           58         354         577        1,395       2,149
      Transfers between funds  (note 2)                       172            2          16         291        (432)         114
      Surrenders and terminations, net                        (1)            -       (494)       (172)        (428)       (200)
      Rescissions                                               -            -           -        (14)         (12)        (90)
      Bonus                                                     8            3          14          18           69         102
      Contract maintenance charges (note 2)                     -            -         (1)           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                  352           63       (111)         700          591       2,075
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            357           63         112         768          459       2,062
 Net assets at beginning of period                             63            -       3,518       2,750        6,319       4,257
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $420           63       3,630       3,518        6,778       6,319
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       56


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                        PIMCO VIT STOCKSPLUS
                                                         GROWTH AND INCOME         PIMCO VIT TOTAL          SELIGMAN GLOBAL
                                                             PORTFOLIO            RETURN PORTFOLIO       TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $9            3         205         120            -           -
      Realized gains (losses) on investments, net              16           13           3         148            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                          17         (11)        (72)       (229)            1           1
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      42            5         136          39            1           1
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         1            8       1,571       1,495            -           -
      Transfers between funds  (note 2)                        17         (25)         263         124            -           -
      Surrenders and terminations, net                       (53)         (29)       (798)       (611)            -           -
      Rescissions                                               -            -       (604)        (14)            -           -
      Bonus                                                     -            -          24          58            -           -
      Contract maintenance charges (note 2)                     -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                 (35)         (46)         455       1,051            -           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              7         (41)         591       1,090            1           1
 Net assets at beginning of period                            316          357       8,292       7,202            8           7
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $323          316       8,883       8,292            9           8
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       57


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                SP STRATEGIC PARTNERS      SP WILLIAM BLAIR
                                                        SELIGMAN SMALLER-CAP       FOCUSED GROWTH        INTERNATIONAL GROWTH
                                                          VALUE PORTFOLIO             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(38)          147        (10)        (10)          (2)         (6)
      Realized gains (losses) on investments, net             186           28          52           5           40          22
      Net change in unrealized appreciation
        (depreciation) on investments                         174        (297)        (62)          76           26          30
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     322        (122)        (20)          71           64          46
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                        11           20           2         143            1           4
      Transfers between funds  (note 2)                      (54)         (94)        (84)          48            9        (18)
      Surrenders and terminations, net                       (62)         (52)        (13)        (11)         (33)         (5)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     1            1           -           1            -           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (104)        (125)        (95)         181         (23)        (19)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            218        (247)       (115)         252           41          27
 Net assets at beginning of period                          1,746        1,993         563         311          367         340
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,964        1,746         448         563          408         367
                                                      --------------------------------------------------------------------------




                 See accompanying notes to financial statements
                                       58


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                 TEMPLETON DEVELOPING
                                                       TEMPLETON GLOBAL ASSET    MARKETS SECURITIES        TEMPLETON FOREIGN
                                                          ALLOCATION FUND               FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $48           21        (80)        (35)         (39)        (42)
      Realized gains (losses) on investments, net              65            4         782         441          628         442
      Net change in unrealized appreciation
        (depreciation) on investments                          36          (7)       1,336         974        3,078       1,187
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     149           18       2,038       1,380        3,667       1,587
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -       1,175       1,090          811       1,017
      Transfers between funds  (note 2)                      (28)          (9)          53       1,144          193       (836)
      Surrenders and terminations, net                      (117)         (62)     (1,265)       (506)      (2,128)     (2,052)
      Rescissions                                               -            -       (186)         (3)         (22)        (23)
      Bonus                                                     -            -          49          41           31          44
      Contract maintenance charges (note 2)                   (1)          (1)         (3)         (2)         (10)        (11)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (146)         (72)       (177)       1,764      (1,125)     (1,861)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              3         (54)       1,861       3,144        2,542       (274)
 Net assets at beginning of period                            816          870       7,914       4,770       19,137      19,411
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $819          816       9,775       7,914       21,679      19,137
                                                      --------------------------------------------------------------------------





                 See accompanying notes to financial statements
                                       59


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                          TEMPLETON GLOBAL         TEMPLETON GROWTH         VAN KAMPEN LIT
                                                       INCOME SECURITIES FUND      SECURITIES FUND       ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $62          189        (66)        (69)            -           -
      Realized gains (losses) on investments, net              80           54       1,220         179            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         248        (415)       2,370       1,044         (12)           1
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     390        (172)       3,524       1,154         (12)           1
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -       3,910       1,482            -           -
      Transfers between funds  (note 2)                      (16)         (15)         718       (886)            -           -
      Surrenders and terminations, net                      (497)        (321)     (3,046)     (1,855)            -         (3)
      Rescissions                                               -            -       (325)         (8)            -           -
      Bonus                                                     -            -          74          51            -           -
      Contract maintenance charges (note 2)                   (2)          (2)         (8)         (9)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                (515)        (338)       1,323     (1,225)            -         (3)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (125)        (510)       4,847        (71)         (12)         (2)
 Net assets at beginning of period                          3,626        4,136      17,119      17,190           12          14
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,501        3,626      21,966      17,119            -          12
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements
                                       60


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
  (IN THOUSANDS)
                                                                                    VAN KAMPEN LIT
                                                        VAN KAMPEN LIT GROWTH     STRATEGIC GROWTH
                                                        AND INCOME PORTFOLIO          PORTFOLIO             TOTAL ALL FUNDS
                                                      --------------------------------------------------------------------------
                                                         2006         2005        2006        2005         2006        2005
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -           -       -              365       1,878
      Realized gains (losses) on investments, net               1            -           -       -           17,313       5,922
      Net change in unrealized appreciation
        (depreciation) on investments                           1            1         (3)       1           40,905       10,010
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       2            1         (3)       1           58,583       17,810
                                                      --------------------------------------------------------------------------
    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -       -           99,637       80,879
      Transfers between funds  (note 2)                         -            -           -       -            6,702          569
      Surrenders and terminations, net                          -            -           -     (3)         (55,693)     (40,125)
      Rescissions                                               -            -           -       -          (5,347)      (2,598)
      Bonus                                                     -            -           -       -            3,014        3,086
      Contract maintenance charges (note 2)                     -            -           -       -            (147)        (151)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                    -            -           -      (3)          48,166       41,660
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              2            1         (3)      (2)
                                                                                                            106,749      59,470
 Net assets at beginning of period                             13           12          12       14         441,249      381,779
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $15           13           9       12         547,998      441,249
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements

ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2006



1.   ORGANIZATION

     Allianz Life of New York Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of New York) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Allianz Life of New York on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

     The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life of New York may conduct.

     The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., Allianz Life Advisers, LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and specialist manager for each portfolio is listed in the following table.

     PORTFOLIO                                    INVESTMENT ADVISER                       SPECIALIST MANAGER \ ADVISER
     ---------                                    ------------------                       ----------------------------
     AIM V.I. Capital Appreciation Fund           AIM Advisors, Inc.                       N\A
     AIM V.I. Core Equity Fund                    AIM Advisors, Inc.                       N\A
     Alger American Growth Portfolio              Fred Alger Management, Inc.              N\A
     Alger American Leveraged AllCap Portfolio    Fred Alger Management, Inc.              N\A
     Alger American MidCap Growth Portfolio       Fred Alger Management, Inc.              N\A
     Alger American Small Capitalization
     Portfolio                                    Fred Alger Management, Inc.              N\A
     AZL AIM Basic Value Fund *+                  Allianz Life Advisers, LLC               A I M Capital Management, Inc.
     AZL AIM International Equity Fund *+         Allianz Life Advisers, LLC               A I M Capital Management, Inc.
     AZL Columbia Technology Fund *+              Allianz Life Advisers, LLC               Columbia Funds, Inc.
     AZL Davis NY Venture Fund *+                 Allianz Life Advisers, LLC               Davis Selected Advisers, L. P.
     AZL Dreyfus Founders Equity Growth Fund *+   Allianz Life Advisers, LLC               Founders Asset Management, LLC
     AZL Dreyfus Premier Small Cap Value Fund *+  Allianz Life Advisers, LLC               The Dreyfus Corporation
     AZL Franklin Small Cap Value Fund *+         Allianz Life Advisers, LLC               Franklin Advisory Services, LLC
     AZL Fusion Balanced Fund +                   Allianz Life Advisers, LLC               Allianz Life Advisers, LLC
     AZL Fusion Growth Fund +                     Allianz Life Advisers, LLC               Allianz Life Advisers, LLC
     AZL Fusion Moderate Fund +                   Allianz Life Advisers, LLC               Allianz Life Advisers, LLC
     AZL Jennison 20/20 Focus Fund *+             Allianz Life Advisers, LLC               Jennison Associates LLC
     AZL Jennison Growth Fund *+                  Allianz Life Advisers, LLC               Jennison Associates LLC
     AZL Legg Mason Growth Fund *+                Allianz Life Advisers, LLC               Legg Mason Funds Management, Inc.
     AZL Legg Mason Value Fund *+                 Allianz Life Advisers, LLC               Legg Mason Funds Management, Inc.
     AZL LMP Large Cap Growth Fund *+             Allianz Life Advisers, LLC               Legg Mason Funds Management, Inc.
     AZL LMP Small Cap Growth Fund *+             Allianz Life Advisers, LLC               Legg Mason Funds Management, Inc.
     AZL Money Market Fund *+                     Allianz Life Advisers, LLC               Prudential Investment Management, Inc.
     AZL Neuberger Berman Regency Fund *+         Allianz Life Advisers, LLC               Neuberger Berman, Inc.
     AZL OCC Opportunity Fund *+                  Allianz Life Advisers, LLC               Oppenheimer Capital, LLC
     AZL OCC Renaissance Fund *+                  Allianz Life Advisers, LLC               Oppenheimer Capital, LLC
     AZL OCC Value Fund *+                        Allianz Life Advisers, LLC               Oppenheimer Capital, LLC
     AZL Oppenheimer Developing Markets Fund *+   Allianz Life Advisers, LLC               OppenheimerFunds, Inc.
     AZL Oppenheimer Global Fund *                Allianz Life Advisers, LLC               OppenheimerFunds, Inc.
     AZL Oppenheimer International Growth Fund *+ Allianz Life Advisers, LLC               OppenheimerFunds, Inc.
     AZL Oppenheimer Main Street Fund *+          Allianz Life Advisers, LLC               OppenheimerFunds, Inc.
     AZL PIMCO Fundamental IndexPLUS Total        Allianz Life Advisers, LLC               Pacific Investment Management Company
     Return Fund *+



                                       62


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006

1.   ORGANIZATION (CONTINUED)

     AZL Van Kampen Aggressive Growth Fund *+   Allianz Life Advisers, LLC                 Van Kampen Investment Advisory Corp.
     AZL Van Kampen Comstock Fund *+            Allianz Life Advisers, LLC                 Van Kampen Asset Management, Inc.
     AZL Van Kampen Equity and Income Fund *+   Allianz Life Advisers, LLC                 Van Kampen Asset Management, Inc
     AZL Van Kampen Global Franchise Fund *+    Allianz Life Advisers, LLC                 Van Kampen Asset Management, Inc.
     AZL Van Kampen Global Real Estate Fund *+  Allianz Life Advisers, LLC                 Van Kampen Investment Advisory Corp.
     AZL Van Kampen Growth and Income Fund *+   Allianz Life Advisers, LLC                 Van Kampen Asset Management, Inc.
     AZL Van Kampen Mid Cap Growth Fund *+      Allianz Life Advisers, LLC                 Van Kampen Investment Advisory Corp.
     AZL Van Kampen Strategic Growth Fund *+    Allianz Life Advisers, LLC                 Van Kampen Asset Management, Inc
     Davis VA Financial Portfolio               Davis Selected Advisers, LP                N\A
     Davis VA Real Estate Portfolio             Davis Selected Advisers, LP                N\A
     Davis VA Value Portfolio                   Davis Selected Advisers, LP                N\A
     Dreyfus IP Small Cap Stock Index           The Dreyfus Corporation                    N\A
     Portfolio *
     Dreyfus Stock Index Fund *                 The Dreyfus Corporation                    N\A
     Franklin Global Communications Securities  Franklin Advisers, Inc.                    N\A
     Fund *
     Franklin Growth and Income Securities      Franklin Advisers, Inc.                    N\A
     Fund *
     Franklin High Income Fund *                Franklin Advisers, Inc.                    N\A
     Franklin Income Securities Fund *          Franklin Advisers, Inc.                    N\A
     Franklin Large Cap Growth Securities Fund* Franklin Advisers, Inc.                    N\A
     Franklin Money Market Fund *               Franklin Advisers, Inc.                    N\A
     Franklin Real Estate Fund *                Franklin Advisers, Inc.                    N\A
     Franklin Rising Dividends Securities Fund* Franklin Advisory Services, LLC            N\A
     Franklin Small Cap Value Securities Fund * Franklin Advisory Services, LLC            N\A
     Franklin Small Mid-Cap Growth Securities   Franklin Advisers, Inc.                    N\A
     Fund *
     Franklin U.S. Government Fund *            Franklin Advisory Services, LLC            N\A
     Franklin Zero Coupon Fund 2010             Franklin Advisers, Inc.                    N\A
     J.P. Morgan International Equity Portfolio J.P. Morgan Investment Management Inc.     N\A
     J.P. Morgan U.S. Large Cap Core Equity     J.P. Morgan Investment Management Inc.     N\A
     Portfolio
     Jennison 20/20 Focus Portfolio *           Prudential Investments Fund Management,LLC N\A
     Mutual Discovery Securities Fund *         Franklin Mutual Advisers, LLC              N\A
     Mutual Shares Securities Fund *            Franklin Mutual Advisers, LLC              N\A
     OpCap Mid Cap Portfolio                    OpCap Advisors, LLC                        N\A
     Oppenheimer Global Securities Fund/VA      OppenheimerFunds, Inc.                     N\A
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.                     N\A
     Oppenheimer Main Street Fund/VA            OppenheimerFunds, Inc                      N\A
     PIMCO VIT All Asset Portfolio+             Pacific Investment Management Company      N\A
     PIMCO VIT Commodity Portfolio+             Pacific Investment Management Company      N\A
     PIMCO VIT Emerging Markets Bond Portfolio+ Pacific Investment Management Company      N\A
     PIMCO VIT Global Bond Portfolio +          Pacific Investment Management Company      N\A
     PIMCO VIT High Yield Portfolio +           Pacific Investment Management Company      N\A
     PIMCO VIT Real Return Portfolio +          Pacific Investment Management Company      N\A
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management Company      N\A
     Portfolio +
     PIMCO VIT Total Return Portfolio +         Pacific Investment Management Company      N\A
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.                  N\A
     Seligman Smaller-Cap Value Portfolio       J & W Seligman & Co. Inc.                  N\A
     SP Strategic Partners Focused Growth       Prudential Investments Fund Management,LLC N\A
     Portfolio *


                                       63


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


1.   ORGANIZATION (CONTINUED)

     SP William Blair International Growth       William Blair & Company, LLC              N\A
     Portfolio *
     Templeton Developing Markets Securities     Templeton Asset Management Ltd.           N\A
     Fund *
     Templeton Foreign Securities Fund *         Franklin Advisers, Inc.                   N\A
     Templeton Global Asset Allocation Fund      Templeton Global Advisors Limited         N\A
     Templeton Global Income Securities Fund *   Franklin Advisers, Inc.                   N\A
     Templeton Growth Securities Fund *          Templeton Global Advisors Limited         N\A
     Van Kampen LIT Growth and Income Portfolio  Van Kampen Asset Management, Inc.         N\A
     Van Kampen LIT Strategic Growth Portfolio * Van Kampen Asset Management, Inc.         N\A

  *   Portfolio contains class 2 shares which assess 12b-1 fees.
  + The investment adviser of this fund is an affiliate of Allianz Life of New York and is paid an investment management fee by the fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS

     Investments of the Variable Account are valued daily at market value using net asset values provided by investment advisers of the portfolios.

     Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

     A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life of New York. The liabilities of the Fixed Account, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life of New York and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

     Available investment options, including the date the investment option was available for each product, as of December 31, 2006 are listed in the following table.


                                                                                              ALLIANZ
                                                   ALLIANZ        ALLIANZ        ALLIANZ     VALUEMARK     ALLIANZ
     PORTFOLIO                                    ADVANTAGE     CHARTER II NY  OPPORTUNITY       II      VALUEMARK IV
     ---------                                  -----------------------------------------------------------------------

     AZL AIM Basic Value Fund                         5/1/2002       5/3/2004      10/4/2002        N/A       5/1/2002
     AZL AIM International Equity Fund                5/1/2002       5/3/2004      10/4/2002        N/A       5/1/2002
     AZL Columbia Technology Fund                    11/5/2001       5/3/2004      10/4/2002  11/5/2001      11/5/2001
     AZL Davis NY Venture Fund                        11/15/01       5/3/2004       3/8/2004   3/8/2004       3/8/2004
     AZL Dreyfus Founders Equity Growth Fund          11/15/01       5/3/2004       3/8/2004   3/8/2004       3/8/2004
     AZL Dreyfus Premier Small Cap Value Fund         5/3/2004       5/3/2004       5/3/2004        N/A       5/3/2004
     AZL Franklin Small Cap Value Fund                5/1/2003       5/3/2004       5/1/2003        N/A       5/1/2003
     AZL Fusion Balanced Fund                         5/2/2005       5/2/2005       5/2/2005        N/A       5/2/2005
     AZL Fusion Growth Fund                           5/2/2005       5/2/2005       5/2/2005        N/A       5/2/2005
     AZL Fusion Moderate Fund                         5/2/2005       5/2/2005       5/2/2005        N/A       5/2/2005
     AZL Jennison 20/20 Focus Fund                    5/2/2005       5/2/2005       5/2/2005        N/A       5/2/2005
     AZL Jennison Growth Fund                         5/2/2005       5/2/2005       5/2/2005        N/A       5/2/2005
     AZL Legg Mason Growth Fund                       5/1/2002       5/3/2004      10/4/2002        N/A       5/1/2002
     AZL Legg Mason Value Fund                       11/5/2001       5/3/2004      10/4/2002  11/5/2001      11/5/2001



                                       64


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     AZL Money Market Fund                           1/22/2001       5/3/2004      10/4/2002  11/5/2001      11/5/2001
     AZL LMP Large Cap Growth Fund                    5/1/2002       5/3/2004      10/4/2002        N/A       5/1/2002
     AZL LMP Small Cap Growth Fund                    5/2/2005       5/2/2005       5/2/2005        N/A            N/A
     AZL Neuberger Berman Regency Fund                5/1/2006       5/1/2006       5/1/2006   5/1/2006       5/1/2006
     AZL OCC Opportunity Fund                         5/1/2002       5/3/2004      10/4/2002        N/A       5/1/2002
     AZL OCC Renaissance Fund                        11/5/2001       5/3/2004      10/4/2002  11/5/2001      11/5/2001
     AZL OCC Value Fund                              11/5/2001       5/3/2004      10/4/2002  11/5/2001      11/5/2001
     AZL Oppenheimer Developing Markets Fund          5/1/2006       5/1/2006       5/1/2006   5/1/2006       5/1/2006
     AZL Oppenheimer Global Fund                      5/3/2004       5/3/2004       5/3/2004        N/A       5/3/2004
     AZL Oppenheimer International Growth Fund        3/8/2004       5/3/2004       3/8/2004   3/8/2004       3/8/2004
     AZL Oppenheimer Main Street Fund                 5/3/2004       5/3/2004       5/3/2004        N/A       5/3/2004
     AZL PIMCO Fundamental IndexPLUS Total            5/1/2006       5/1/2006       5/1/2006   5/1/2006       5/1/2006
     Return Fund
     AZL Van Kampen Aggressive Growth Fund            5/1/2001       5/3/2004      10/4/2002   5/1/2001       5/1/2001
     AZL Van Kampen Comstock Fund                     5/1/2001       5/3/2004      10/4/2002   5/1/2001       5/1/2001
     AZL Van Kampen Equity and Income Fund            5/3/2004       5/3/2004       5/3/2004        N/A       5/3/2004
     AZL Van Kampen Global Franchise Fund             5/1/2003       5/3/2004       05/03/04        N/A       05/03/04
     AZL Van Kampen Global Real Estate Fund           5/1/2006       5/1/2006       5/1/2006   5/1/2006       5/1/2006
     AZL Van Kampen Growth and Income Fund            5/1/2001       5/3/2004      10/4/2002   5/1/2001       5/1/2001
     AZL Van Kampen Mid Cap Growth Fund               5/1/2001       5/3/2004      10/4/2002   5/1/2001       5/1/2001
     Davis VA Financial Portfolio                    11/5/2001       5/3/2004      10/4/2002        N/A       5/1/2002
     AZL Van Kampen Strategic Growth Fund             5/1/2001       5/3/2004      10/4/2002   5/1/2001       5/1/2001
     Dreyfus IP Small Cap Stock Index Portfolio      11/5/2001       5/3/2004      10/4/2002        N/A       5/1/2002
     Dreyfus Stock Index Fund                        11/5/2001       5/3/2004      10/4/2002        N/A       5/1/2002
     Franklin Global Communications Securities       1/22/2001       5/3/2004      10/4/2002   9/6/1991      8/17/1998
     Fund
     Franklin Growth and Income Securities Fund      1/22/2001       5/3/2004      10/4/2002   9/6/1991      8/17/1998
     Franklin High Income Fund                       1/22/2001       5/3/2004      10/4/2002   9/6/1991      8/17/1998
     Franklin Income Securities Fund                 1/22/2001       5/3/2004      10/4/2002   9/6/1991      8/17/1998
     Franklin Large Cap Growth Securities Fund       1/22/2001       5/3/2004      10/4/2002   5/1/1996      8/17/1998
     Franklin U.S. Government Fund                   1/22/2001       5/3/2004      10/4/2002   9/6/1991      8/17/1998
     Franklin Zero Coupon Fund 2010                  11/5/2001       5/3/2004      10/4/2002   9/6/1991      8/17/1998
     Mutual Discovery Securities Fund                1/22/2001       5/3/2004      10/4/2002  11/8/1996      8/17/1998
     Mutual Shares Securities Fund                   1/22/2001       5/3/2004      10/4/2002  11/8/1996      8/17/1998
     OpCap Mid Cap Portfolio                          5/1/2006       5/1/2006       5/1/2006   5/1/2006       5/1/2006
     PIMCO VIT All Asset Portfolio                    5/3/2004       5/3/2004       5/3/2004        N/A       5/3/2004
     PIMCO VIT Commodity Portfolio                    5/2/2005       5/2/2005       5/2/2005        N/A       5/2/2005
     PIMCO VIT Emerging Markets Bond Portfolio        5/2/2005       5/2/2005       5/2/2005        N/A       5/2/2005
     PIMCO VIT Global Bond Portfolio                  5/2/2005       5/2/2005       5/2/2005        N/A       5/2/2005
     PIMCO VIT High Yield Portfolio                  1/22/2001       5/3/2004      10/4/2002  11/5/2001      11/5/2001
     PIMCO VIT Real Return Portfolio                  5/1/2003       5/3/2004       5/1/2003        N/A       5/1/2003
     PIMCO VIT Total Return Portfolio                1/22/2001       5/3/2004      10/4/2002  11/5/2001      11/5/2001
     Templeton Foreign Securities Fund               11/5/2001       5/3/2004      10/4/2002  1/24/1992      6/30/1994
     Templeton Growth Securities Fund                11/5/2001       5/3/2004      10/4/2002  7/31/1994      7/31/1994

ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     For the years ended December 31, 2006 and 2005, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.


     PORTFOLIO                                              DATE CLOSED
     ---------                                              -----------
     Franklin Small Cap Value Securities Fund               May 2, 2005
     Franklin Real Estate Fund                              May 1, 2006
     Franklin Rising Dividends Securities Fund              May 1, 2006
     Franklin Small-Mid Cap Growth Securities Fund          May 1, 2006
     Templeton Developing Markets Securities Fund           May 1, 2006


     For the years ended December 31, 2006 and 2005, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.


     CLOSED PORTFOLIO                                 RECEIVING PORTFOLIO                              DATE MERGED
     ----------------                                 -------------------                              -----------
     Franklin Zero Coupon Fund 2005                   USAZ Money Market Fund                           December 16, 2005
     AIM V.I. Growth Fund                             AIM V.I. Capital Appreciation Fund               May 1, 2006
     AIM V.I. Premier Equity Fund                     AIM V.I. Core Equity Fund                        May 1, 2006


     For the years ended December 31, 2006 and 2005, several portfolios changed their name as summarized, with the effective date of the change, in the following table.


     CURRENT PORTFOLIO                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
     -----------------                                  --------------------                          --------------
     USAZ Franklin Small Cap Value Fund                 USAZ PIMCO NFJ Small Cap Value Fund           April 4, 2005
     USAZ Legg Mason Growth Fund                        USAZ AIM Dent Demographic Trends Fund         April 4, 2005
     USAZ Salomon Brothers Large Cap Growth Fund        USAZ AIM Blue Chip Fund                       April 4, 2005
     Franklin Small-Mid Cap Growth Securities Fund      Franklin Small Cap Fund                       April 29, 2005
     USAZ Dreyfus Founders Equity Growth Fund           USAZ Dreyfus Founders Growth and Income Fund  April 29, 2005
     USAZ PEA Renaissance Fund                          USAZ PIMCO PEA Renaissance Fund               April 29, 2005
     USAZ PEA Value Fund                                USAZ PIMCO PEA Value Fund                     April 29, 2005
     USAZ Van Kampen Mid Cap Growth Fund                USAZ Van Kampen Growth Fund                   April 29, 2005
     USAZ OCC Renaissance Fund                          USAZ PEA Renaissance Fund                     September 23, 2005
     USAZ OCC Value Fund                                USAZ PEA Value Fund                           September 23, 2005
     AZL AIM Basic Value Fund                           USAZ AIM Basic Value Fund                     May 1, 2006
     AZL AIM International Equity Fund                  USAZ AIM International Equity Fund            May 1, 2006
     AZL Davis NY Venture Fund                          USAZ Davis NY Venture Fund                    May 1, 2006
     AZL Dreyfus Founders Equity Growth Fund            USAZ Dreyfus Founders Equity Growth Fund      May 1, 2006
     AZL Dreyfus Premier Small Cap Value Fund           USAZ Dreyfus Premier Small Cap Value Fund     May 1, 2006
     AZL Franklin Small Cap Value Fund                  USAZ Franklin Small Cap Value Fund            May 1, 2006
     AZL Fusion Balance Fund                            USAZ Fusion Balance Fund                      May 1, 2006
     AZL Fusion Growth Fund                             USAZ Fusion Growth Fund                       May 1, 2006
     AZL Fusion Moderate Fund                           USAZ Fusion Moderate Fund                     May 1, 2006
     AZL Jennison 20/20 Focus Fund                      USAZ Jennison 20/20 Focus Fund                May 1, 2006
     AZL Jennison Growth Fund                           USAZ Jennison Growth Fund                     May 1, 2006
     AZL Legg Mason Growth Fund                         USAZ Legg Mason Growth Fund                   May 1, 2006



                                       66


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


2.


SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     AZL Legg Mason Value Fund                          USAZ Legg Mason Value Fund                    May 1, 2006
     AZL Money Market Fund                              USAZ Money Market Fund                        May 1, 2006
     AZL OCC Renaissance Fund                           USAZ OCC Renaissance Fund                     May 1, 2006
     AZL OCC Value Fund                                 USAZ OCC Value Fund                           May 1, 2006
     AZL Oppenheimer Emerging Growth Fund               USAZ Oppenheimer Emerging Growth Fund         May 1, 2006
     AZL Oppenheimer Emerging Technologies Fund         USAZ Oppenheimer Emerging Technologies Fund   May 1, 2006
     AZL Oppenheimer Global Fund                        USAZ Oppenheimer Global Fund                  May 1, 2006
     AZL Oppenheimer International Growth Fund          USAZ Oppenheimer International Growth Fund    May 1, 2006
     AZL Oppenheimer Main Street Fund                   USAZ Oppenheimer Main Street Fund             May 1, 2006
     AZL Salomon Brothers Large Cap Growth Fund         USAZ Salomon Brothers Large Cap Growth Fund   May 1, 2006
     AZL Salomon Brothers Small Cap Growth Fund         USAZ Salomon Brothers Small Cap Growth Fund   May 1, 2006
     AZL Van Kampen Aggressive Growth Fund              USAZ Van Kampen Aggressive Growth Fund        May 1, 2006
     AZL Van Kampen Comstock Fund                       USAZ Van Kampen Comstock Fund                 May 1, 2006
     AZL Van Kampen Emerging Growth Fund                USAZ Van Kampen Emerging Growth Fund          May 1, 2006
     AZL Van Kampen Equity and Income Fund              USAZ Van Kampen Equity and Income Fund        May 1, 2006
     AZL Van Kampen Global Franchise Fund               USAZ Van Kampen Global Franchise Fund         May 1, 2006
     AZL Van Kampen Growth and Income Fund              USAZ Van Kampen Growth and Income Fund        May 1, 2006
     AZL Van Kampen Mid Cap Growth Fund                 USAZ Van Kampen Mid Cap Growth Fund           May 1, 2006
     AZL Columbia Technology Fund                       AZL Oppenheimer Emerging Technologies Fund    July 7, 2006
     AZL OCC Opportunity Fund                           AZL Oppenheimer Emerging Growth Fund          August 28, 2006
     AZL LMP Large Cap Growth Fund                      AZL Salomon Brothers Large Cap Growth Fund    September 26, 2006
     AZL LMP Small Cap Growth Fund                      AZL Salomon Brothers Small Cap Growth Fund    September 26, 2006
     AZL Van Kampen Strategic Growth Fund               AZL Van Kampen Emerging Growth Fund           November 5, 2006


     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the account.


     PREMIUM BONUS

     A premium bonus is awarded to the contract owner of the Allianz Opportunity product at the time of deposit. The bonus credited is 6% of the purchase payment.


     EXPENSES

     ASSET BASED EXPENSES

     A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

     CONTRACT                           Mortality and Expense    Administrative
     --------
                                             RISK CHARGE             CHARGE
     Allianz Advantage - Option 1               1.34%                0.15%
     Allianz Advantage - Option 2               1.50%                0.15%
     Allianz Advantage - Option 3               1.70%                0.15%
     Allianz Advantage - Option 4               1.70%                0.15%
     Allianz Advantage - Option 5               1.85%                0.15%

ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Allianz Advantage - Option 6                2.20%               0.15%
     Allianz Advantage - Option 7                2.35%               0.15%
     Allianz Charter II - NY - Option 1          1.75%               0.00%
     Allianz Charter II - NY - Option 2          1.95%               0.00%
     Allianz Charter II - NY - Option 3          1.95%               0.00%
     Allianz Charter II - NY - Option 4          2.10%               0.00%
     Allianz Charter II - NY - Option 5          2.45%               0.00%
     Allianz Charter II - NY - Option 6          2.60%               0.00%
     Allianz Opportunity - Option 1              1.90%               0.00%
     Allianz Opportunity - Option 2              2.10%               0.00%
     Allianz Opportunity - Option 3              2.10%               0.00%
     Allianz Opportunity - Option 4              2.25%               0.00%
     Allianz Opportunity - Option 5              2.60%               0.00%
     Allianz Opportunity - Option 6              2.75%               0.00%
     Allianz Valuemark II                        1.25%               0.15%
     Allianz Valuemark IV                        1.34%               0.15%

The M&E charge and administrative charge for Allianz Advantage can be summarized as follows:

The Original Advantage contract was available from January 2001 to February 19, 2004 (Original Contract). For Original Contracts without an Enhanced Death Benefit (EDB) endorsement the death benefit is equal to the contract value. For Original Contracts with an EDB endorsement if the owner was age 80 or older at issue the death benefit is the greater of contract value, or total purchase payments less withdrawals. For Original Contracts with an EDB endorsement if the owner was age 79 or younger at issue the death benefit is the contract value or the greater of: a) total purchase payments less withdrawals, or b) the highest contract anniversary value.

The February 2004 Contract which is currently offered for sale replaced the Original Contract. The February 2004 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Currently offered contracts also offer a choice of either the Traditional Guaranteed Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit Package (Enhanced GBP) for an additional charge. The GBPs include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit
(GPWB). The GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For Advantage contracts issued from February 19, 2004 to April 28, 2006 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either 3% or 5%.

                                           Charges (INCLUDES A 0.15% ADMINISTRATIVE CHARGE)

                                                                   February 2004
                                                February 2004     Contracts with         February 2004
                                Original          Contracts       the Traditional     Contracts with the
                               Contracts        without a GBP           GBP              Enhanced GBP
                                 1.49%                -                  -                     -

Traditional GMDB                   -                1.65%               1.85%                 2.35%

 Enhanced GMDB                      -               1.85%               2.00%                 2.50%


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006




2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      EXPENSES (CONTINUED)

The M&E charge for Allianz Charter II can be summarized as follows:

The Charter II contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Charter II contracts also offer a choice of either the Traditional Guaranteed Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit Package (Enhanced GBP) for an additional charge. The GBPs include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For Charter II contracts issued from February 19, 2004 to April 28, 2006 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either 3% or 5%.

                                                 Charges
                                           Contracts with
                           Contracts       the Traditional    Contracts with the
                         without a GBP           GBP             Enhanced GBP
Traditional GMDB             1.75%               1.95%              2.45%

Enhanced GMDB                1.95%               2.10%              2.60%




The M&E charge for Allianz Opportunity can be summarized as follows:

The Opportunity contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Currently offered contracts also offer a choice of either the Traditional Guaranteed Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit Package (Enhanced GBP) for an additional charge. The GBPs include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit
(GPWB). The GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For Opportunity contracts issued from February 19, 2004 to April 28, 2006 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either 3% or 5%.

                                              Charges
                                          Contracts with
                          Contracts       the Traditional     Contracts with the
                        without a GBP           GBP              Enhanced GBP
Traditional GMDB            1.90%               2.10%                 2.60%

Enhanced GMDB               2.10%               2.25%                 2.75%

ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      EXPENSES (CONTINUED)

The M&E charge and administrative charge for Valuemark II can be summarized as follows:

The Valuemark II contract was available from September 1991 to August 1998. Valuemark II contracts provided a death benefit of the greater of: a) total purchase payments less withdrawals, or b) the highest contract value from any fifth contract anniversary.

                                Charges
                              (INCLUDES A
                                 0.15%
                              ADMINISTRATIVE
                                CHARGE)
                                 1.40%



The M&E charge and administrative charge for Valuemark IV can be summarized as follows:

The Valuemark IV contract was available from August 1998 to January 2001. For Valuemark IV contracts without an Enhanced Death Benefit (EDB) endorsement the death benefit is equal to the contract value. For Valuemark IV contracts with an EDB endorsement if the owner was age 80 or older at issue the death benefit is the greater of contract value, or total purchase payments less withdrawals. For Valuemark IV contracts with an EDB endorsement if the owner was age 79 or younger at issue the death benefit is the contract value or the greater of: a) total purchase payments less withdrawals, or b) the highest contract anniversary value.

                                Charges
                              (INCLUDES A
                                 0.15%
                              ADMINISTRATIVE
                                CHARGE)
                                 1.49%

ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     CONTRACT BASED EXPENSES

     A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2006 and 2005 were $147,000 and $151,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as Contract maintenance charges.

     A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts, within seven years of the date of surrender for Allianz Advantage, Valuemark IV contracts, within nine years of the date of surrender for Allianz Opportunity contracts and within two years of the date of surrender for Charter II - NY. The amount of the contingent deferred sales charge is shown below.

          Years Since                              Contingent Deferred Sales Charge
                            --------------------------------------------------------------------------------
            PAYMENT         CHARTER II - NY     VALUEMARK II        VALUEMARK IV        ADVANTAGE         OPPORTUNITY
            -------         ---------------     ------------        ------------        ---------         -----------
              0-1                 8%                 5%                  6%                 6%               8.5%
              1-2                 7%                 5%                  6%                 6%               8.5%
              2-3                 0%                 4%                  6%                 6%               8.5%
              3-4                 0%                 3%                  5%                 5%                8%
              4-5                 0%                1.5%                 4%                 4%                7%
              5-6                 0%                 0%                  3%                 3%                6%
              6-7                 0%                 0%                  2%                 2%                5%
              7-8                 0%                 0%                  0%                 0%                4%
              8-9                 0%                 0%                  0%                 0%                3%
        9 years or more           0%                 0%                  0%                 0%                0%



     Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2006 and 2005 were $752,896 and $462,464, respectively.

     On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Allianz Advantage and Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Allianz Opportunity deferred annuity contract owners allows up to ten percent (10%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for Valuemark II, Allianz Advantage and Valuemark IV deferred annuity contracts, and the 10% penalty free privilege for that year for Allianz Opportunity deferred annuity contracts.

     Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred for Valuermark II and Advantage, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during the years ended December 31, 2006 and 2005 were $125 and $25, respectively. Net transfers from the Fixed Accounts were $6,702,000 and $569,000, years ended December 31, 2006 and 2005, respectively.

ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life of New York may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life of New York may have to deduct such amounts at a later date.

     A rescission is defined as a contract that is returned to Allianz Life of New York and canceled within the free-look period, generally within 10 days.



3.      FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life of NewYork.

     Allianz Life of New York does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life of New York determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


 4.  PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 are as follows:

                                                          COST OF       PROCEEDS
                                                         PURCHASES    FROM SALES
                                                     ---------------------------
     AIM V.I. Capital Appreciation Fund                       649            890
     AIM V.I. Core Equity Fund                                160            192
     Alger American Growth Portfolio                            1            108
     Alger American Leveraged AllCap Portfolio                  -             93
     Alger American MidCap Growth Portfolio                    13             11
     Alger American Small Capitalization Portfolio              -              -
     AZL AIM Basic Value Fund                                 880            671
     AZL AIM International Equity Fund                      5,188            807
     AZL Columbia Technology Fund                             674            166
     AZL Davis NY Venture Fund                              6,523          1,448
     AZL Dreyfus Founders Equity Growth Fund                1,124            373
     AZL Dreyfus Premier Small Cap Value Fund               1,441            287
     AZL Franklin Small Cap Value Fund                      4,110          1,785
     AZL Fusion Balanced Fund                               3,669            166
     AZL Fusion Growth Fund                                11,612            768
     AZL Fusion Moderate Fund                               7,933            668
     AZL Jennison 20/20 Focus Fund                          2,623          1,130
     AZL Jennison Growth Fund                                 983            191
     AZL Legg Mason Growth Fund                             1,418            428
     AZL Legg Mason Value Fund                              2,225          1,044
     AZL LMP Large Cap Growth Fund                            626            382
     AZL LMP Small Cap Growth Fund                            548             90
     AZL Money Market Fund                                 19,817         17,809
     AZL Neuberger Berman Regency Fund                        406             38
     AZL OCC Opportunity Fund                               3,938            532
     AZL OCC Renaissance Fund                                 888          1,183
     AZL OCC Value Fund                                     1,277          1,156
     AZL Oppenheimer Developing Markets Fund                3,711            264
     AZL Oppenheimer Global Fund                            2,065            285
     AZL Oppenheimer International Growth Fund              1,858            536
     AZL Oppenheimer Main Street Fund                       1,468            348
     AZL PIMCO Fundamental IndexPLUS Total Return Fund        395            160
     AZL Van Kampen Aggressive Growth Fund                  2,533          2,286
     AZL Van Kampen Comstock Fund                           1,998            755
     AZL Van Kampen Equity and Income Fund                  1,084            700
     AZL Van Kampen Global Franchise Fund                   3,413          1,495
     AZL Van Kampen Global Real Estate Fund                 3,262             56
     AZL Van Kampen Growth and Income Fund                  2,124            637
     AZL Van Kampen Mid Cap Growth Fund                     2,476            897

ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


4.   PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTNIUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 are as follows:

                                                          COST OF       PROCEEDS
                                                         PURCHASES    FROM SALES
                                                     ---------------------------
     AZL Van Kampen Strategic Growth Fund                     481            384
     Davis VA Financial Portfolio                             855            330
     Davis VA Real Estate Portfolio                             5              1
     Davis VA Value Portfolio                                  57            200
     Dreyfus IP Small Cap Stock Index Portfolio             2,125          1,314
     Dreyfus Stock Index Fund                               1,253            935
     Franklin Global Communications Securities Fund         1,139          2,567
     Franklin Growth and Income Securities Fund             4,437          6,512
     Franklin High Income Fund                              5,081          3,823
     Franklin Income Securities Fund                        8,523          8,815
     Franklin Large Cap Growth Securities Fund              1,340          3,162
     Franklin Money Market Fund                             1,903          1,420
     Franklin Real Estate Fund                              3,025          3,141
     Franklin Rising Dividends Securities Fund              2,876          7,397
     Franklin Small Cap Value Securities Fund                 343            856
     Franklin Small-Mid Cap Growth Fund                       402          2,347
     Franklin U.S. Government Fund                          2,562          7,285
     Franklin Zero Coupon Fund 2010                         1,361          1,308
     J.P. Morgan International Equity Portfolio                 -              -
     J.P. Morgan U.S. Large Cap Core Equity Portfolio           -              -
     Jennison 20/20 Focus Portfolio                           248            195
     Mutual Discovery Securities Fund                       4,683          2,172
     Mutual Shares Securities Fund                          7,984          3,954
     OpCap Mid Cap Portfolio                                  154             34
     Oppenheimer Global Securities Fund/VA                    351            359
     Oppenheimer High Income Fund/VA                          254          1,342
     Oppenheimer Main Street Fund/VA                          104            663
     PIMCO VIT All Asset Portfolio                            935          1,759
     PIMCO VIT Commodity Portfolio                          1,296            508
     PIMCO VIT Emerging Markets Bond Portfolio                881            274
     PIMCO VIT Global Bond Portfolio                          363             10
     PIMCO VIT High Yield Portfolio                         1,448          1,398
     PIMCO VIT Real Return Portfolio                        2,014          1,138
     PIMCO VIT StocksPLUS Growth and Income Portfolio          41             65
     PIMCO VIT Total Return Portfolio                       2,910          2,222
     Seligman Global Technology Portfolio                       -              -
     Seligman Smaller-Cap Value Portfolio                     192            162
     SP Strategic Partners Focused Growth Portfolio            73            146
     SP William Blair International Growth Portfolio           52             47
     Templeton Developing Markets Securities Fund           2,849          3,082
     Templeton Foreign Securities Fund                      1,718          2,881
     Templeton Global Asset Allocation Fund                   111            157
     Templeton Global Income Securities Fund                  112            566
     Templeton Growth Securities Fund                       5,843          3,912
     Van Kampen LIT Growth and Income Portfolio                 1              -
     Van Kampen LIT Strategic Growth Portfolio                  -              4

ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



5.   CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY
    (IN THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                          AIM V.I. CAPITAL      AIM V.I. CORE EQUITY    ALGER AMERICAN GROWTH
                                                         APPRECIATION FUND             FUND                   PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                           (42)        (24)          (6)           -         (1)          (1)
           Surrenders and terminations                       (21)        (17)          (3)         (1)        (12)          (8)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (63)        (41)          (9)         (1)        (13)          (9)
                                                      --------------------------------------------------------------------------


                                                           ALGER AMERICAN
                                                          LEVERAGED ALLCAP      ALGER AMERICAN MIDCAP    ALGER AMERICAN SMALL
                                                             PORTFOLIO           GROWTH PORTFOLIO       CAPITALIZATION PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                            (8)           -            -           -           -            -
           Surrenders and terminations                        (3)        (13)          (1)           -           -            -
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (11)        (13)          (1)           -           -            -
                                                      --------------------------------------------------------------------------


                                                        AZL AIM BASIC VALUE    AZL AIM INTERNATIONAL   AZL COLUMBIA TECHNOLOGY
                                                               FUND                 EQUITY FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   49         106          162          49          51           26
           Transfers between funds                           (19)           8          133           1          19          (2)
           Surrenders and terminations                        (8)         (7)          (7)         (2)         (4)          (5)
           Rescissions                                        (8)         (1)          (3)         (1)           -            -
           Bonus                                                1           4            5           2           2            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          15         110          290          49          68           20
                                                      --------------------------------------------------------------------------




                                       75



ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



5.   CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                        AZL DAVIS NY VENTURE    AZL DREYFUS FOUNDERS     AZL DREYFUS PREMIER
                                                               FUND             EQUITY GROWTH FUND      SMALL CAP VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  426         277           66          52          90           88
           Transfers between funds                             49          19           17           -         (1)          (2)
           Surrenders and terminations                       (25)        (21)          (9)        (12)         (3)          (3)
           Rescissions                                       (12)         (3)          (3)         (1)         (4)          (6)
           Bonus                                               13          11            1           3           3            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         452         283           73          42          85           79
                                                      --------------------------------------------------------------------------


                                                         AZL FRANKLIN SMALL     AZL FUSION BALANCED     AZL FUSION GROWTH FUND
                                                          CAP VALUE FUND               FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  155         120          315         131         904          395
           Transfers between funds                           (20)          24           12          19         119           50
           Surrenders and terminations                       (17)         (4)          (6)           -        (21)          (1)
           Rescissions                                        (1)         (3)            -           -        (53)         (12)
           Bonus                                                6           4           10           7          33           17
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         123                      330         157         981          449
                                                                          141
                                                      --------------------------------------------------------------------------


                                                        AZL FUSION MODERATE      AZL JENNISON 20/20      AZL JENNISON GROWTH
                                                               FUND                 FOCUS FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  631         541          152          42          66           23
           Transfers between funds                             49          68         (24)          35           3            6
           Surrenders and terminations                       (19)        (37)          (5)         (1)         (1)          (1)
           Rescissions                                        (5)           -          (4)         (2)           -          (1)
           Bonus                                               21          18            5           2           3            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         678         590          125          76          71           28
                                                      --------------------------------------------------------------------------




                                       76



ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



5.   CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                       AZL LEGG MASON GROWTH    AZL LEGG MASON VALUE      AZL LMP LARGE CAP
                                                               FUND                    FUND                  GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   80          24          122         195          35          151
           Transfers between funds                             30          15            4          59           2           10
           Surrenders and terminations                        (4)         (2)         (15)         (9)        (14)         (13)
           Rescissions                                       (18)           -          (1)         (4)         (1)          (6)
           Bonus                                                3           1            5           9           1            5
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          90          38          115         250          24          147
                                                      --------------------------------------------------------------------------


                                                         AZL LMP SMALL CAP                                AZL NEUBERGER BERMAN
                                                            GROWTH FUND         AZL MONEY MARKET FUND        REGENCY FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   36          23        1,141         847          23            -
           Transfers between funds                              6           5        (481)          91          17            -
           Surrenders and terminations                        (2)         (1)        (405)        (94)           -            -
           Rescissions                                        (1)           -         (97)        (70)           -            -
           Bonus                                                1           1           39          32           1            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          40          28          198         806          40            -
                                                      --------------------------------------------------------------------------


                                                        AZL OCC OPPORTUNITY     AZL OCC RENAISSANCE
                                                               FUND                    FUND               AZL OCC VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  158          40           26         103          31          132
           Transfers between funds                             88           1         (56)        (12)        (18)          (4)
           Surrenders and terminations                        (6)         (2)         (16)        (13)        (28)         (17)
           Rescissions                                        (4)         (1)            -         (2)         (1)          (5)
           Bonus                                                5           2            1           4           1            5
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         240          40         (45)          80        (15)          111
                                                      --------------------------------------------------------------------------



                                       77



ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


5.   CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                          AZL OPPENHEIMER                                 AZL OPPENHEIMER
                                                        DEVELOPING MARKETS        AZL OPPENHEIMER      INTERNATIONAL GROWTH
                                                               FUND                 GLOBAL FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  226           -          111         164          55           56
           Transfers between funds                            145           -           29          23          42           18
           Surrenders and terminations                        (2)           -          (6)         (5)         (5)          (3)
           Rescissions                                        (2)           -          (2)         (2)         (5)            -
           Bonus                                                6           -            4           8           2            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         373           -          136         188          89           73
                                                      --------------------------------------------------------------------------

                                                                                 AZL PIMCO FUNDAMENTAL
                                                        AZL OPPENHEIMER MAIN    INDEXPLUS TOTAL RETURN      AZL VAN KAMPEN
                                                            STREET FUND                  FUND            AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  105         121            5           -         139           26
           Transfers between funds                             12          13           14           -       (108)            7
           Surrenders and terminations                       (12)         (8)            -           -         (8)         (10)
           Rescissions                                       (10)         (3)            -           -         (0)            -
           Bonus                                                2           5            -           -           3            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          97         128           19           -          26           24
                                                      --------------------------------------------------------------------------


                                                           AZL VAN KAMPEN      AZL VAN KAMPEN EQUITY    AZL VAN KAMPEN GLOBAL
                                                           COMSTOCK FUND          AND INCOME FUND          FRANCHISE FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   80         158           39          79         161          124
           Transfers between funds                             29           2            6           4        (36)           18
           Surrenders and terminations                       (21)        (21)          (3)         (3)         (5)          (4)
           Rescissions                                        (2)         (5)         (10)         (4)         (2)          (5)
           Bonus                                                3           7            -           4           5            5
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          89         141           32          80         123          138
                                                      --------------------------------------------------------------------------




                                       78


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



5.   CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                       AZL VAN KAMPEN GLOBAL   AZL VAN KAMPEN GROWTH    AZL VAN KAMPEN MID CAP
                                                         REAL ESTATE FUND         AND INCOME FUND            GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   85           -           59         101         103           56
           Transfers between funds                            196           -           53          38          32           40
           Surrenders and terminations                        (1)           -         (11)         (6)         (9)          (7)
           Rescissions                                          -           -          (3)         (2)         (6)          (6)
           Bonus                                                3           -            2           4           4            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         283           -          101         135         124           85
                                                      --------------------------------------------------------------------------


                                                           AZL VAN KAMPEN        DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE
                                                       STRATEGIC GROWTH FUND         PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   24          41           57          44           -            -
           Transfers between funds                              6         (1)            5           2           -            -
           Surrenders and terminations                       (17)         (8)          (4)         (2)           -            -
           Rescissions                                          -           -         (11)           -           -            -
           Bonus                                                1           1            1           2           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          14          33           49          46           -            -
                                                      --------------------------------------------------------------------------


                                                           DAVIS VA VALUE       DREYFUS IP SMALL CAP     DREYFUS STOCK INDEX
                                                             PORTFOLIO         STOCK INDEX PORTFOLIO            FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    2           -          112          80          55           86
           Transfers between funds                            (5)         (7)         (38)           1           7         (49)
           Surrenders and terminations                        (8)        (11)         (14)         (6)        (30)         (30)
           Rescissions                                          -           -          (3)         (1)         (2)          (2)
           Bonus                                                -           -            4           4           2            4
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (11)        (18)           60          78          32            9
                                                      --------------------------------------------------------------------------




                                       79


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



5.   CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                         FRANKLIN GLOBAL
                                                          COMMUNICATIONS       FRANKLIN GROWTH AND      FRANKLIN HIGH INCOME
                                                          SECURITIES FUND     INCOME SECURITIES FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   32          12           17          45          45           55
           Transfers between funds                              4        (14)            9        (34)          77         (89)
           Surrenders and terminations                       (80)        (91)        (138)       (134)        (82)        (112)
           Rescissions                                        (7)           -            -         (3)           -            -
           Bonus                                                1           -            1           2           1            2
           Other transactions                                   -         (1)            -         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (49)        (94)        (111)       (125)          41        (144)
                                                      --------------------------------------------------------------------------


                                                          FRANKLIN INCOME        FRANKLIN LARGE CAP     FRANKLIN MONEY MARKET
                                                          SECURITIES FUND     GROWTH SECURITIES FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  130         132           36          64           -            -
           Transfers between funds                             30          21         (24)          13         100          (5)
           Surrenders and terminations                      (157)       (111)        (100)        (71)        (81)         (46)
           Rescissions                                       (15)         (5)            -         (1)           -            -
           Bonus                                                2           4            1           3           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (10)          41         (87)           8          19         (51)
                                                      --------------------------------------------------------------------------


                                                                                   FRANKLIN RISING
                                                        FRANKLIN REAL ESTATE    DIVIDENDS SECURITIES     FRANKLIN SMALL CAP
                                                               FUND                    FUND             VALUE SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   20          45           47         121           3           51
           Transfers between funds                            (9)         (4)         (24)        (21)        (11)         (23)
           Surrenders and terminations                       (31)        (31)        (144)       (105)        (26)         (14)
           Rescissions                                        (1)         (3)          (2)         (4)           -            -
           Bonus                                                1           2            1           4           -            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (20)           9        (121)         (5)        (34)           16
                                                      --------------------------------------------------------------------------




                                       80


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                         FRANKLIN SMALL-MID        FRANKLIN U.S.         FRANKLIN ZERO COUPON
                                                          CAP GROWTH FUND         GOVERNMENT FUND             FUND 2010
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    8          36           32          78           5           13
           Transfers between funds                           (11)         (5)         (68)          49          21           16
           Surrenders and terminations                       (76)        (60)        (189)       (136)        (26)         (24)
           Rescissions                                          -         (1)            -        (14)           -          (1)
           Bonus                                                -           2            1           2           -            -
           Other transactions                                   -           -            -         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (79)        (28)        (224)        (22)           1            4
                                                      --------------------------------------------------------------------------



                                                                                        J.P.
                                                           J.P. MORGAN               MORGAN U.S.               JENNISON
                                                       INTERNATIONAL EQUITY       LARGE CAP CORE              20/20 FOCUS
                                                            PORTFOLIO              EQUITY PORTFOLIO            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           4           26
           Transfers between funds                              -           -            -           -         (2)            -
           Surrenders and terminations                          -           -            -           -         (3)          (4)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -            -           -         (1)           23
                                                      --------------------------------------------------------------------------


                                                          MUTUAL DISCOVERY         MUTUAL SHARES
                                                          SECURITIES FUND         SECURITIES FUND       OPCAP MID CAP PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   89          98          271         154          11            -
           Transfers between funds                             51          23           52          42           2            -
           Surrenders and terminations                       (47)        (52)        (124)        (99)           -            -
           Rescissions                                        (3)         (2)         (21)         (2)           -            -
           Bonus                                                3           4            6           7           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          94          71          185         102          13            -
                                                      --------------------------------------------------------------------------




                                       81


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH     OPPENHEIMER MAIN STREET
                                                        SECURITIES FUND/VA        INCOME FUND/VA               FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    2           7            1           1           3            3
           Transfers between funds                            (6)        (13)         (83)        (51)        (33)         (10)
           Surrenders and terminations                        (6)         (6)         (14)         (9)        (22)         (14)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (9)        (12)         (96)        (59)        (52)         (21)
                                                      --------------------------------------------------------------------------


                                                        PIMCO VIT ALL ASSET     PIMCO VIT COMMODITY       PIMCO VIT EMERGING
                                                             PORTFOLIO               PORTFOLIO         MARKETS BOND PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   55         151           82          17          26           12
           Transfers between funds                          (123)          40         (12)          60          26            6
           Surrenders and terminations                        (8)         (3)          (4)         (1)         (1)            -
           Rescissions                                          -         (2)          (1)         (1)           -            -
           Bonus                                                1           8            4           -           1            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (75)         194           68          75          52           18
                                                      --------------------------------------------------------------------------


                                                       PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   18           6           28          48         126          194
           Transfers between funds                             19           -            -          25        (42)           10
           Surrenders and terminations                          -           -         (39)        (14)        (39)         (18)
           Rescissions                                          -           -            -         (1)         (1)          (8)
           Bonus                                                1           -            1           2           6           10
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          38           6         (10)          60          50          188
                                                      --------------------------------------------------------------------------




                                       82


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                        PIMCO VIT STOCKSPLUS
                                                         GROWTH AND INCOME        PIMCO VIT TOTAL          SELIGMAN GLOBAL
                                                             PORTFOLIO           RETURN PORTFOLIO       TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           1          133         126           -            -
           Transfers between funds                              2         (3)           19          10           -            -
           Surrenders and terminations                        (5)         (3)         (64)        (49)           -            -
           Rescissions                                          -           -         (52)         (1)           -            -
           Bonus                                                -           -            2           5           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (3)         (5)           38          91           -            -
                                                      --------------------------------------------------------------------------
                                                                                SP STRATEGIC PARTNERS       SP WILLIAM BLAIR
                                                         SELIGMAN SMALL-CAP        FOCUSED GROWTH        INTERNATIONAL GROWTH
                                                          VALUE PORTFOLIO             PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    1           1            -          24           -            1
           Transfers between funds                            (3)         (5)         (13)           8           1          (3)
           Surrenders and terminations                        (4)         (3)          (2)         (2)         (4)          (1)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (6)         (7)         (15)          30         (2)          (3)
                                                      --------------------------------------------------------------------------

                                                                                TEMPLETON DEVELOPING
                                                          TEMPLETON GLOBAL      MARKETS SECURITIES        TEMPLETON FOREIGN
                                                       ASSET ALLOCATION FUND           FUND                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -           69          82          37           54
           Transfers between funds                            (1)         (1)            4          75           8         (34)
           Surrenders and terminations                        (6)         (4)         (65)        (34)        (82)         (91)
           Rescissions                                          -           -         (11)           -         (1)          (1)
           Bonus                                                -           -            3           3           1            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (7)         (5)          (1)         126        (37)         (70)
                                                      --------------------------------------------------------------------------





                                       83


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2006 and 2005 were as follows:


                                                          TEMPLETON GLOBAL        TEMPLETON GROWTH      VAN KAMPEN LIT GROWTH
                                                      INCOME SECURITIES FUND      SECURITIES FUND       AND INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2006        2005         2006        2005        2006         2005
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          168          72           -            -
           Transfers between funds                            (1)         (1)           31        (38)           -            -
           Surrenders and terminations                       (18)        (11)        (117)        (79)           -            -
           Rescissions                                          -           -         (14)           -           -            -
           Bonus                                                -           -            3           2           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (19)        (12)           70        (43)           -            -
                                                      --------------------------------------------------------------------------



                                                           VAN KAMPEN LIT
                                                         STRATEGIC GROWTH
                                                            PORTFOLIO                  TOTAL
                                                      -------------------------------------------------
                                                         2006        2005         2006        2005
                                                      -------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -        7,641       6,231
           Transfers between funds                              -           -          253         519
           Surrenders and terminations                          -           -      (2,614)     (1,840)
           Rescissions                                          -           -        (403)       (198)
           Bonus                                                -           -          241         247
           Other transactions                                   -           -            -         (3)
                                                      -------------------------------------------------
      Total Net Contract Transactions                           -           -        5,118       4,956
                                                      -------------------------------------------------


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



6.  FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AIM V.I. Capital Appreciation Fund
        2006                                   57       $7.58 to  $8.30    469       0.00%     1.40% to 1.49%      -1.09% to   4.73%
        2005                                  119       $7.24 to  $7.24    265       0.00%     1.49% to 1.49%       7.23% to   7.23%
        2004                                  159       $6.75 to  $6.75    343       0.00%     1.49% to 1.49%       5.04% to   5.04%
        2003                                  189       $6.43 to  $6.43    402       0.00%     1.49% to 1.49%      27.60% to  27.60%
        2002                                  225       $5.04 to  $5.04    472       0.00%     1.49% to 1.49%     -25.47% to -25.47%
     AIM V.I. Core Equity Fund
        2006                                   12      $10.87 to $10.87    136       2.00%     1.49% to 1.49%       8.22% to   8.22%
     Alger American Growth Portfolio
        2006                                   45       $8.32 to  $8.38    380       0.24%     1.40% to 1.49%       3.60% to   3.69%
        2005                                   59       $8.03 to  $8.08    473       0.21%     1.40% to 1.49%      10.38% to  10.48%
        2004                                   68       $7.28 to  $7.31    499       0.00%     1.40% to 1.49%       3.93% to   4.03%
        2003                                   80       $7.00 to  $7.03    563       0.00%     1.40% to 1.49%      33.16% to  33.28%
        2002                                   92       $5.26 to  $5.27    488       0.00%     1.40% to 1.49%     -33.98% to -33.92%
     Alger American Leveraged AllCap
     Portfolio
        2006                                   29       $9.10 to  $9.16    269       0.00%     1.40% to 1.49%      17.50% to  17.61%
        2005                                   40       $7.75 to  $7.79    313       0.00%     1.40% to 1.49%      12.76% to  12.86%
        2004                                   53       $6.87 to  $6.90    368       0.00%     1.40% to 1.49%       6.58% to   6.68%
        2003                                   62       $6.45 to  $6.47    399       0.00%     1.40% to 1.49%      32.73% to  32.85%
        2002                                   77       $4.86 to  $4.87    370       0.00%     1.40% to 1.49%     -34.89% to -34.83%
     Alger American MidCap Growth Portfolio
        2006                                    7      $13.11 to $13.11     92       0.00%     1.49% to 1.49%       8.52% to   8.52%
        2005                                    8      $12.08 to $12.08     94       0.00%     1.49% to 1.49%       8.20% to   8.20%
        2004                                    8      $11.16 to $11.16     92       0.00%     1.49% to 1.49%      11.37% to  11.37%
        2003                                    9      $10.02 to $10.02     87       0.00%     1.49% to 1.49%      45.61% to  45.61%
        2002                                    9       $6.88 to  $6.88     60       0.00%     1.49% to 1.49%     -30.58% to -30.58%




                                       85


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:


                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Alger American Small Capitalization
     Portfolio
        2006                                    -     $8.09 to  $8.09         1      0.00%     1.49% to 1.49%      18.25% to  18.25%
        2005                                    -     $6.84 to  $6.84         1      0.00%     1.49% to 1.49%      15.16% to  15.16%
        2004                                    -     $5.94 to  $5.94         1      0.00%     1.49% to 1.49%      14.84% to  14.84%
        2003                                    -     $5.17 to  $5.17         1      0.00%     1.49% to 1.49%      40.24% to  40.24%
        2002                                    -     $3.69 to  $3.69         1      0.00%     1.49% to 1.49%     -27.31% to -27.31%
     AZL AIM Basic Value Fund
        2006                                  398    $11.76 to $12.47     4,778      0.12%     1.49% to 2.75%       9.75% to  11.13%
        2005                                  383    $10.72 to $11.22     4,171      0.00%     1.49% to 2.75%       2.44% to   3.73%
        2004                                  272    $10.46 to $10.82     2,887      0.00%     1.49% to 2.75%       7.82% to   9.19%
        2003                                   79     $9.81 to  $9.91       780      0.00%     1.49% to 2.10%      30.26% to  31.06%
        2002(1)                                 5     $7.53 to  $7.56        43      0.00%     1.49% to 2.10%     -24.70% to -24.39%
     AZL AIM International Equity Fund
        2006                                  402    $16.47 to $17.47     6,720      0.24%     1.49% to 2.75%      23.61% to  25.17%
        2005                                  112    $13.33 to $13.96     1,508      0.27%     1.49% to 2.75%      13.22% to  14.65%
        2004                                   62    $11.77 to $12.18       731      0.00%     1.49% to 2.75%      18.80% to  20.31%
        2003                                    8    $10.02 to $10.12        82      0.00%     1.49% to 2.10%      24.50% to  25.26%
        2002(1)                                 1     $8.05 to  $8.08         7      0.00%     1.49% to 2.10%     -19.54% to -19.21%
     AZL Columbia Technology Fund
        2006                                  166     $7.72 to  $8.27     1,314      0.00%     1.40% to 2.75%      -0.22% to   1.14%
        2005                                   98     $7.73 to  $8.18       779      0.00%     1.40% to 2.75%      -2.02% to  -0.69%
        2004                                   78     $7.89 to  $8.24       631      0.00%     1.40% to 2.75%      -6.93% to  -5.66%
        2003                                   53     $8.60 to  $8.73       456      0.00%     1.40% to 2.10%      39.01% to  39.98%
        2002                                   16     $6.19 to  $6.24        94      0.00%     1.40% to 2.10%     -42.36% to -41.95%
     AZL Davis NY Venture Fund
        2006                                  994    $12.31 to $13.20    12,450      0.30%     1.40% to 2.75%      10.83% to  12.33%
        2005                                  543    $11.11 to $11.75     6,133      0.14%     1.40% to 2.75%       6.72% to   8.16%
        2004                                  260    $10.41 to $10.86     2,767      0.27%     1.40% to 2.75%       7.55% to   9.02%
        2003                                   99     $9.82 to  $9.97       980      0.84%     1.40% to 2.10%      26.74% to  27.63%
        2002                                   49     $7.74 to  $7.81       385      0.87%     1.40% to 2.10%     -25.75% to -25.23%




                                       86


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL Dreyfus Founders Equity Growth
     Fund
        2006                                  227    $10.03 to $10.75     2,326      0.00%     1.40% to  2.75%      9.87% to  11.36%
        2005                                  155     $9.12 to  $9.65     1,443      0.31%     1.40% to  2.75%      1.73% to   3.11%
        2004                                  112     $8.97 to  $9.36     1,032      0.00%     1.40% to  2.75%      4.79% to   6.22%
        2003                                   75     $8.68 to  $8.81       657      0.00%     1.40% to  2.10%     21.66% to  22.52%
        2002                                   27     $7.13 to  $7.19       190      0.00%     1.40% to  2.10%    -32.14% to -31.67%
     AZL Dreyfus Premier Small Cap Value
     Fund
        2006                                  205    $13.26 to $13.72     2,739      0.10%     1.49% to  2.75%     10.33% to  11.73%
        2005                                  120    $12.02 to $12.28     1,444      0.00%     1.65% to  2.75%      0.59% to   1.70%
        2004(3)                                39    $11.95 to $12.04       471      0.00%     1.65% to  2.75%     18.80% to  19.67%
     AZL Franklin Small Cap Value Fund
        2006                                  365    $17.65 to $18.48     6,507      0.30%     1.49% to  2.75%     12.29% to  13.71%
        2005                                  242    $15.72 to $16.25     3,831      0.59%     1.49% to  2.75%      4.14% to   5.45%
        2004                                  100    $15.09 to $15.41     1,519      0.00%     1.49% to  2.75%     19.75% to  21.27%
        2003(2)                                21    $12.66 to $12.71       262      0.88%     1.49% to  2.10%     26.59% to  27.10%
     AZL Fusion Balanced Fund
        2006                                  488    $11.22 to $11.46     5,492      0.31%     1.49% to  2.75%      6.53% to   7.87%
        2005(4)                               157    $10.53 to $10.61     1,658      0.00%     1.49% to  2.75%      5.36% to   6.25%
     AZL Fusion Growth Fund
        2006                                1,430    $12.01 to $12.27    17,222      0.07%     1.49% to  2.75%      9.17% to  10.55%
        2005(4)                               448    $11.00 to $11.10     4,941      0.00%     1.49% to  2.75%     10.07% to  11.00%
     AZL Fusion Moderate Fund
        2006                                1,268    $11.54 to $11.75    14,699      0.23%     1.49% to  2.75%      7.72% to   9.08%
        2005(4)                               590    $10.71 to $10.79     6,334      0.00%     1.49% to  2.75%      7.13% to   8.03%
     AZL Jennison 20/20 Focus Fund
        2006                                  201    $13.32 to $13.60     2,684      0.00%     1.49% to  2.75%      9.73% to  11.12%
        2005(4)                                76    $12.14 to $12.24       926      0.25%     1.49% to  2.75%     21.38% to  22.40%
     AZL Jennison Growth Fund
        2006                                   98    $11.72 to $11.97     1,156      0.00%     1.49% to  2.75%     -1.18% to   0.07%
        2005(4)                                28    $11.86 to $11.96       331      0.00%     1.49% to  2.75%     18.62% to  19.61%




                                       87



ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL Legg Mason Growth Fund
        2006                                  157    $11.06 to $11.73      1,755      0.00%    1.49% to 2.75%      -2.03% to  -0.79%
        2005                                   67    $11.28 to $11.82        761      0.00%    1.49% to 2.75%       8.05% to   9.42%
        2004                                   29    $10.44 to $10.80        306      0.00%    1.49% to 2.75%       5.14% to   6.47%
        2003                                    7    $10.04 to $10.14         66      0.00%    1.49% to 2.10%      33.65% to  34.46%
        2002(1)                                 5    $7.51t o  $7.54          41      0.00%    1.49% to 2.10%     -24.86% to -24.56%
     AZL Legg Mason Value Fund
        2006                                  487    $11.76 to $12.61      5,846      0.00%    1.40% to 2.75%       3.82% to   5.23%
        2005                                  372    $11.33 to $11.98      4,284      0.00%    1.40% to 2.75%       3.39% to   4.79%
        2004                                  123    $10.95 to $11.43      1,367      0.42%    1.40% to 2.75%      12.02% to  13.55%
        2003                                   42     $9.92 to $10.07        418      1.56%    1.40% to 2.10%      23.27% to  24.14%
        2002                                   13     $8.05 to  $8.11        108      1.45%    1.40% to 2.10%     -20.57% to -20.01%
     AZL LMP Large Cap Growth Fund
        2006                                  334    $10.56 to $11.20      3,584      0.00%    1.49% to 2.75%       1.41% to   2.69%
        2005                                  309    $10.42 to $10.91      3,260      0.34%    1.49% to 2.75%       6.73% to   8.08%
        2004                                  162     $9.76 to $10.10      1,604      0.00%    1.49% to 2.75%       1.53% to   2.83%
        2003                                   32     $9.72 to  $9.82        313      0.00%    1.49% to 2.10%      21.80% to  22.55%
        2002(1)                                 -     $7.98 to  $8.01          1      0.00%    1.49% to 2.10%     -20.21% to -19.88%
     AZL LMP Small Cap Growth Fund
        2006                                   69    $11.94 to $12.19        824      0.00%    1.49% to 2.75%       8.30% to   9.67%
        2005(4)                                27    $11.02 to $11.10        299      0.00%    1.49% to 2.75%      10.27% to  11.20%
     AZL Money Market Fund
        2006                                1,683     $9.54 to $10.70     16,635      4.41%    1.40% to 2.75%       1.62% to   2.99%
        2005                                1,485     $9.39 to $10.40     14,627      2.61%    1.40% to 2.75%      -0.20% to   1.15%
        2004                                  679     $9.41 to $10.29      6,670      0.74%    1.40% to 2.75%      -2.06% to  -0.73%
        2003                                  491     $9.79 to $10.37      4,897      0.32%    1.40% to 2.10%      -1.74% to  -1.05%
        2002                                  189     $9.97 to $10.49      1,938      0.84%    1.40% to 2.10%      -1.25% to  -0.56%
     AZL Neuberger Berman Regency Fund
        2006(5)                                40     $9.99 to $10.06        405      0.42%    1.49% to 2.75%      -0.12% to   0.72%
     AZL OCC Opportunity Fund
        2006                                  396    $14.58 to $15.46      5,832      0.00%    1.49% to 2.75%       8.66% to  10.03%
        2005                                  156    $13.42 to $14.05      2,113      0.00%    1.49% to 2.75%       2.24% to   3.53%
        2004                                  117    $13.12 to $13.57      1,548      0.00%    1.49% to 2.75%       4.83% to   6.17%
        2003(2)                                14    $12.66 to $12.79        184      0.00%    1.49% to 2.10%      58.66% to  59.64%



                                       88



ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL OCC Renaissance Fund
        2006                                  344    $13.95 to $14.96     4,900      0.29%     1.40% to 2.75%       7.83% to   9.29%
        2005                                  390    $12.94 to $13.69     5,129      0.00%     1.40% to 2.75%      -6.10% to  -4.82%
        2004                                  309    $13.78 to $14.38     4,332      0.00%     1.40% to 2.75%      11.63% to  13.15%
        2003                                  118    $12.52 to $12.71     1,497      0.00%     1.40% to 2.10%      55.36% to  56.46%
        2002                                   65     $8.06 to  $8.12       534      0.00%     1.40% to 2.10%     -26.64% to -26.12%
     AZL OCC Value Fund
        2006                                  390    $14.90 to $15.98     5,949      0.87%     1.40% to 2.75%      16.86% to  18.44%
        2005                                  405    $12.75 to $13.49     5,265      0.26%     1.40% to 2.75%      -0.11% to   1.24%
        2004                                  294    $12.77 to $13.33     3,826      0.17%     1.40% to 2.75%      13.35% to  14.90%
        2003                                   88    $11.42 to $11.60     1,010      0.89%     1.40% to 2.10%      42.19% to  43.19%
        2002                                   21     $8.03 to  $8.10       166      0.85%     1.40% to 2.10%     -26.46% to -25.95%
     AZL Oppenheimer Developing Markets
     Fund
        2006(5)                               373    $10.38 to $10.47     3,880      0.30%     1.49% to 2.75%       3.79% to   4.67%
     AZL Oppenheimer Global Fund
        2006                                  452    $14.09 to $14.58     6,398      0.06%     1.49% to 2.75%      13.15% to  14.58%
        2005                                  317    $12.46 to $12.72     3,956      0.00%     1.65% to 2.75%       9.57% to  10.78%
        2004(3)                               130    $11.37 to $11.45     1,482      0.00%     1.65% to 2.75%      13.71% to  14.54%
     AZL Oppenheimer International Growth
     Fund
        2006                                  190    $17.27 to $18.52     3,349      0.00%     1.40% to 2.75%      25.49% to  27.20%
        2005                                  102    $13.76 to $14.56     1,420      0.00%     1.49% to 2.75%      11.09% to  12.49%
        2004                                   30    $12.39 to $12.89       378      0.65%     1.49% to 2.75%      11.37% to  12.79%
        2003                                    4    $11.33 to $11.43        50      0.00%     1.49% to 1.90%      31.26% to  31.80%
        2002(1)                                 -     $8.61 to  $8.68         2      0.00%     1.40% to 2.10%     -15.69% to -15.10%
     AZL Oppenheimer Main Street Fund
        2006                                  420    $12.20 to $12.61     5,154      0.56%     1.49% to 2.75%      11.49% to  12.90%
        2005                                  323    $10.94 to $11.17     3,552      0.00%     1.49% to 2.75%       2.60% to   3.90%
        2004(3)                               195    $10.66 to $10.75     2,088      0.98%     1.49% to 2.75%       6.64% to   7.54%
     AZL PIMCO Fundamental IndexPLUS Total
     Return Fund
        2006(5)                                19    $10.98 to $11.04       207     12.24%     1.49% to 2.75%       9.84% to  10.76%





                                       89



ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
AZL Van Kampen Aggressive Growth Fund
   2006                                       127     $8.60 to  $9.28     1,130      0.00%    1.40% to  2.75%      2.24% to   3.63%
   2005                                       101     $8.41 to  $8.96       871      0.00%    1.40% to  2.75%      7.95% to   9.41%
   2004                                        77     $7.79 to  $8.19       611      0.00%    1.40% to  2.75%     11.21% to  12.73%
   2003                                        32     $7.13 to  $7.26       233      0.00%    1.40% to  2.10%     34.73% to  35.68%
   2002                                        14     $5.29 to  $5.35        76      0.00%    1.40% to  2.10%    -33.75% to -33.29%
AZL Van Kampen Comstock Fund
   2006                                       478    $11.90 to $12.85     5,814      1.09%    1.40% to  2.75%     12.63% to  14.16%
   2005                                       388    $10.57 to $11.25     4,185      0.43%    1.40% to  2.75%      1.11% to   2.48%
   2004                                       248    $10.45 to $10.98     2,647      0.44%    1.40% to  2.75%     13.93% to  15.48%
   2003                                        66     $9.33 to  $9.51       620      1.10%    1.40% to  2.10%     27.82% to  28.72%
   2002                                        31     $7.30 to  $7.39       229      1.09%    1.40% to  2.10%    -21.54% to -20.99%
AZL Van Kampen Equity and Income Fund
   2006                                       137    $12.18 to $12.60     1,689      1.02%    1.49% to  2.75%      9.48% to  10.86%
   2005                                       105    $11.13 to $11.33     1,170      0.00%    1.90% to  2.75%      3.86% to   4.75%
   2004(3)                                     26    $10.71 to $10.77       274      0.91%    1.90% to  2.75%      7.15% to   7.75%
AZL Van Kampen Global Franchise Fund
   2006                                       318    $17.01 to $17.82     5,452      1.59%    1.49% to  2.75%     17.97% to  19.47%
   2005                                       196    $14.42 to $14.92     2,844      0.00%    1.49% to  2.75%      8.62% to  10.00%
   2004                                        58    $13.28 to $13.56       772      0.00%    1.49% to  2.75%      9.15% to  10.54%
   2003(2)                                      5    $12.22 to $12.27        58      0.00%    1.49% to  2.10%     22.17% to  22.67%
AZL Van Kampen Global Real Estate Fund
   2006(5)                                    283    $11.94 to $12.04     3,388      2.72%    1.49% to  2.75%     19.46% to  20.46%
AZL Van Kampen Growth and Income Fund
   2006                                       424    $13.08 to $14.12     5,701      0.83%    1.40% to  2.75%     12.76% to  14.29%
   2005                                       324    $11.60 to $12.35     3,839      0.38%    1.40% to  2.75%      6.28% to   7.72%
   2004                                       187    $10.91 to $11.47     2,091      0.36%    1.40% to  2.75%     10.72% to  12.23%
   2003                                        93    $10.03 to $10.22       944      1.15%    1.40% to  2.10%     24.81% to  25.69%
   2002                                        19     $8.04 to  $8.13       153      1.06%    1.40% to  2.10%    -16.48% to -15.89%
AZL Van Kampen Mid Cap Growth Fund
   2006                                       325    $12.45 to $13.44     4,145      0.00%    1.40% to  2.75%      6.25% to   7.69%
   2005                                       201    $11.72 to $12.48     2,404      0.00%    1.40% to  2.75%     14.36% to  15.91%
   2004                                       117    $10.25 to $10.77     1,225      0.00%    1.40% to  2.75%     17.94% to  19.54%
   2003                                        27     $8.84 to  $9.01       240      0.00%    1.40% to  2.10%     25.76% to  26.65%
   2002                                        18     $7.03 to  $7.11       135      0.00%    1.40% to  2.10%    -25.82% to -25.30%



                                       90



ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     AZL Van Kampen Strategic Growth Fund
        2006                                  187     $7.93 to  $8.56     1,527      0.00%     1.40% to 2.75%      -0.37% to   0.98%
        2005                                  173     $7.96 to  $8.48     1,407      0.00%     1.40% to 2.75%       4.33% to   5.74%
        2004                                  140     $7.63 to  $8.02     1,091      0.00%     1.40% to 2.75%       3.93% to   5.35%
        2003                                   51     $7.47 to  $7.61       383      0.00%     1.40% to 2.10%      23.97% to  24.84%
        2002                                   25     $6.02 to  $6.10       149      0.00%     1.40% to 2.10%     -33.73% to -33.26%
     Davis VA Financial Portfolio
        2006                                  158    $12.39 to $16.98     2,030      0.75%     1.49% to 2.75%      15.30% to  16.76%
        2005                                  111    $10.75 to $14.55     1,237      0.65%     1.49% to 2.75%       5.45% to   6.78%
        2004                                   65    $10.19 to $13.62       705      0.43%     1.49% to 2.75%       7.32% to   8.68%
        2003                                   22     $9.68 to $12.53       232      0.92%     1.49% to 2.10%      29.41% to  30.20%
        2002                                    7     $7.48 to  $9.63        67      0.00%     1.49% to 2.10%     -18.57% to -18.07%
     Davis VA Real Estate Portfolio
        2006                                    1    $35.48 to $35.48        37      3.08%     1.49% to 1.49%      32.39% to  32.39%
        2005                                    1    $26.80 to $26.80        28      3.88%     1.49% to 1.49%      11.46% to  11.46%
        2004                                    1    $24.04 to $24.04        25      4.28%     1.49% to 1.49%      31.35% to  31.35%
        2003                                    1    $18.30 to $18.30        22      5.30%     1.49% to 1.49%      34.77% to  34.77%
        2002                                    1    $13.58 to $13.58        17      6.25%     1.49% to 1.49%       4.33% to   4.33%
     Davis VA Value Portfolio
        2006                                  108    $11.72 to $13.73     1,348      0.77%     1.49% to 2.75%      11.89% to  13.30%
        2005                                  120    $10.48 to $12.12     1,330      0.96%     1.49% to 2.75%       6.48% to   7.83%
        2004                                  138     $9.84 to $11.24     1,434      0.86%     1.49% to 2.75%       9.28% to  10.66%
        2003                                  112     $9.18 to $10.16     1,069      1.38%     1.49% to 2.10%      27.06% to  27.84%
        2002                                   35     $7.22 to  $7.95       283      0.78%     1.49% to 2.10%     -18.00% to -17.50%
     Dreyfus IP Small Cap Stock Index
     Portfolio
        2006                                  302    $13.91 to $14.75     4,279      0.36%     1.49% to 2.75%      11.32% to  12.72%
        2005                                  243    $12.49 to $13.09     3,072      0.00%     1.49% to 2.75%       4.33% to   5.65%
        2004                                  165    $11.98 to $12.39     2,003      0.71%     1.49% to 2.75%      18.57% to  20.08%
        2003                                   31    $10.21 to $10.31       322      1.19%     1.49% to 2.10%      34.92% to  35.74%
        2002(1)                                 1     $7.57 to  $7.60         5      0.00%     1.49% to 2.10%     -24.32% to -24.01%




                                       91



ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Dreyfus Stock Index Fund
        2006                                  528    $12.31 to $13.27     6,692      1.47%     1.40% to 2.75%      12.09% to  13.90%
        2005                                  497    $10.99 to $11.65     5,609      1.39%     1.40% to 2.75%       1.61% to   3.24%
        2004                                  489    $10.81 to $11.29     5,409      1.79%     1.40% to 2.75%       7.35% to   9.10%
        2003                                  247    $10.18 to $10.35     2,537      1.46%     1.40% to 2.10%      25.39% to  26.58%
        2002(1)                                 7     $8.12 to  $8.17        59      0.00%     1.49% to 2.10%     -19.49% to -19.04%
     Franklin Global Communications
     Securities Fund
        2006                                  557    $20.13 to $26.08    14,260      0.34%     1.40% to 2.75%      21.19% to  22.96%
        2005                                  606    $16.61 to $21.21    12,775      2.75%     1.40% to 2.75%      12.66% to  14.51%
        2004                                  699    $14.75 to $18.52    12,935      1.02%     1.40% to 2.75%      11.07% to  13.06%
        2003                                  773    $14.62 to $16.38    12,649      0.92%     1.40% to 2.10%      37.52% to  38.51%
        2002                                  919    $10.63 to $11.83    10,875      0.95%     1.40% to 2.10%     -34.91% to -34.21%
     Franklin Growth and Income Securities
     Fund
        2006                                  948    $30.32 to $39.29    36,601      2.57%     1.40% to 2.75%      13.60% to  15.43%
        2005                                1,059    $26.70 to $34.04    35,744      2.72%     1.40% to 2.75%       0.71% to   2.27%
        2004                                1,184    $26.51 to $33.29    39,356      2.60%     1.40% to 2.75%       7.61% to   9.36%
        2003                                1,332    $27.12 to $30.44    40,473      3.23%     1.40% to 2.10%      23.08% to  24.31%
        2002                                1,549    $22.03 to $24.48    38,080      3.09%     1.40% to 2.10%     -17.47% to -16.70%
     Franklin High Income Fund
        2006                                  478    $19.72 to $25.54    11,308      6.14%     1.40% to 2.75%       6.41% to   7.96%
        2005                                  436    $18.53 to $23.66     9,773      6.30%     1.40% to 2.75%       0.52% to   2.29%
        2004                                  582    $18.44 to $23.13    12,925      5.49%     1.40% to 2.75%       6.89% to   8.50%
        2003                                  505    $18.99 to $21.32    10,611      8.91%     1.40% to 2.10%      28.45% to  29.67%
        2002                                  518    $14.78 to $16.44     8,506     16.16%     1.40% to 2.10%     -11.83% to -10.81%
     Franklin Income Securities Fund
        2006                                1,008    $37.29 to $48.33    45,754      3.63%     1.40% to 2.75%      15.04% to  16.83%
        2005                                1,019    $32.41 to $41.37    40,583      3.53%     1.40% to 2.75%      -1.14% to   0.42%
        2004                                  978    $32.79 to $41.20    39,699      3.19%     1.40% to 2.75%      10.76% to  12.54%
        2003                                  935    $32.59 to $36.61    34,141      5.24%     1.40% to 2.10%      28.98% to  30.26%
        2002                                1,030    $25.26 to $28.10    29,101      9.70%     1.40% to 2.10%      -2.67% to  -1.76%




                                       92


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Franklin Large Cap Growth Securities
     Fund
        2006                                 576     $17.43 to $20.54    11,306      0.86%     1.40% to 2.75%       7.90% to   9.63%
        2005                                 662     $16.15 to $18.74    12,037      0.68%     1.40% to 2.75%      -1.68% to  -0.10%
        2004                                 655     $16.43 to $18.76    12,084      0.54%     1.40% to 2.75%       5.00% to   6.72%
        2003                                 644     $16.45 to $17.58    11,290      0.73%     1.40% to 2.10%      24.31% to  25.37%
        2002                                 779     $13.23 to $14.02    10,937      0.84%     1.40% to 2.10%     -24.78% to -24.01%
     Franklin Money Market Fund
        2006                                 390     $16.03 to $16.29     6,374      4.32%     1.40% to 1.49%       2.84% to   2.93%
        2005                                 372     $15.59 to $15.83     5,890      2.50%     1.40% to 1.49%       1.04% to   1.13%
        2004                                 423     $15.43 to $15.65     6,624      0.72%     1.40% to 1.49%      -0.76% to  -0.67%
        2003                                 501     $15.55 to $15.76     7,899      0.53%     1.40% to 1.49%      -0.96% to  -0.87%
        2002                                 674     $15.70 to $15.89    10,708      1.36%     1.40% to 1.49%      -0.17% to  -0.08%
     Franklin Real Estate Fund
        2006                                 265     $53.99 to $69.99    17,030      2.11%     1.40% to 2.75%      17.32% to  19.20%
        2005                                 284     $46.01 to $58.72    15,645      1.49%     1.40% to 2.75%      10.40% to  12.16%
        2004                                 275     $41.68 to $52.35    14,022      1.96%     1.40% to 2.75%      28.22% to  30.34%
        2003                                 238     $35.78 to $40.16     9,513      2.58%     1.40% to 2.10%      32.93% to  34.19%
        2002                                 260     $26.92 to $29.93     7,806      2.88%     1.40% to 2.10%      -0.05% to   0.82%
     Franklin Rising Dividends Securities
     Fund
        2006                                 992     $31.61 to $39.32    37,380      1.20%     1.40% to 2.75%      13.95% to  15.80%
        2005                               1,114     $27.74 to $33.96    36,591      0.98%     1.40% to 2.75%       0.63% to   2.24%
        2004                               1,119     $27.56 to $33.21    36,526      0.71%     1.40% to 2.75%       7.98% to   9.70%
        2003                               1,058     $27.59 to $30.28    31,911      0.97%     1.40% to 2.10%      22.00% to  23.14%
        2002                               1,176     $22.61 to $24.59    28,912      1.33%     1.40% to 2.10%      -3.63% to  -2.69%
     Franklin Small Cap Value Securities
     Fund
        2006                                 228     $16.71 to $19.17     4,125      0.74%     1.40% to 2.75%      13.82% to  15.68%
        2005                                 263     $14.68 to $16.57     4,147      0.87%     1.40% to 2.75%       5.82% to   7.48%
        2004                                 247     $13.87 to $15.42     3,695      0.27%     1.40% to 2.75%      20.38% to  22.36%
        2003                                 149     $11.96 to $12.60     1,865      0.28%     1.40% to 2.10%      29.38% to  30.63%
        2002                                 145      $9.24 to  $9.65     1,395      0.45%     1.40% to 2.10%     -11.15% to -10.32%



                                       93


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Franklin Small-Mid Cap Growth Fund
        2006                                  365    $19.86 to $23.47     8,316      0.00%     1.40% to 2.75%       5.75% to   7.44%
        2005                                  444    $18.78 to $21.84     9,508      0.00%     1.40% to 2.75%       1.95% to   3.63%
        2004                                  473    $18.42 to $21.08     9,938      0.00%     1.40% to 2.75%       8.44% to  10.15%
        2003                                  507    $17.91 to $19.14     9,680      0.00%     1.40% to 2.10%      34.39% to  35.69%
        2002                                  605    $13.33 to $14.10     8,546      0.47%     1.40% to 2.10%     -30.16% to -29.51%
     Franklin U.S. Government Fund
        2006                                1,058    $19.56 to $25.37    25,641      4.47%     1.40% to 2.75%       1.20% to   2.86%
        2005                                1,282    $19.33 to $24.67    30,472      4.28%     1.40% to 2.75%      -0.37% to   1.22%
        2004                                1,304    $19.40 to $24.37    30,923      5.07%     1.40% to 2.75%       0.66% to   2.27%
        2003                                1,348    $21.22 to $23.83    31,969      5.16%     1.40% to 2.10%       0.09% to   1.01%
        2002                                1,589    $21.20 to $23.59    37,459      5.92%     1.40% to 2.10%       7.49% to   8.55%
     Franklin Zero Coupon Fund 2010
        2006                                  132    $29.36 to $37.33     4,577      4.23%     1.40% to 2.75%      -0.07% to   1.29%
        2005                                  131    $29.38 to $36.85     4,593      3.94%     1.40% to 2.75%      -1.21% to   0.13%
        2004                                  126    $29.74 to $36.80     4,542      4.75%     1.40% to 2.75%       1.87% to   3.26%
        2003                                  131    $32.14 to $35.64     4,627      3.70%     1.40% to 2.10%       1.44% to   2.15%
        2002                                  131    $31.68 to $34.89     4,554      5.64%     1.40% to 2.10%      17.61% to  18.43%
     J.P. Morgan International Equity
     Portfolio
        2006                                    1    $11.30 to $11.30        12      0.00%     1.49% to 1.49%      20.24% to  20.24%
        2005                                    1     $9.40 to  $9.40        10      0.00%     1.49% to 1.49%       9.06% to   9.06%
        2004                                    1     $8.62 to  $8.62         9      0.00%     1.49% to 1.49%      16.61% to  16.61%
        2003                                    1     $7.39 to  $7.39         8      0.00%     1.49% to 1.49%      30.48% to  30.48%
        2002                                    1     $5.66 to  $5.66         6      0.00%     1.49% to 1.49%     -19.52% to -19.52%
     J.P. Morgan U.S. Large Cap Core Equity
     Portfolio
        2006                                    2     $9.33 to  $9.33        15      0.00%     1.49% to 1.49%      14.85% to  14.85%
        2005                                    2     $8.13 to  $8.13        13      0.00%     1.49% to 1.49%      -0.14% to  -0.14%
        2004                                    2     $8.14 to  $8.14        13      0.00%     1.49% to 1.49%       7.86% to   7.86%
        2003                                    2     $7.54 to  $7.54        12      0.00%     1.49% to 1.49%      26.24% to  26.24%
        2002                                    2     $5.98 to  $5.98        10      0.00%     1.49% to 1.49%     -25.74% to -25.74%



                                       94


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Jennison 20/20 Focus Portfolio
        2006                                  107    $14.89 to $15.80     1,624      0.00%     1.49% to 2.75%      10.54% to  11.93%
        2005                                  107    $13.47 to $14.11     1,473      0.00%     1.49% to 2.75%      17.98% to  19.47%
        2004                                   85    $11.42 to $11.81       984      0.00%     1.49% to 2.75%      12.24% to  13.67%
        2003                                   31    $10.29 to $10.39       318      0.00%     1.49% to 2.10%      26.12% to  26.89%
        2002(1)                                 1     $8.16 to  $8.19         4      0.00%     1.49% to 2.10%     -18.93% to -18.60%
     Mutual Discovery Securities Fund
        2006                                  676    $23.61 to $27.51    17,577      1.12%     1.40% to 2.75%      19.73% to  21.61%
        2005                                  582    $19.72 to $22.62    12,660      1.33%     1.40% to 2.75%      12.83% to  14.66%
        2004                                  512    $17.47 to $19.73     9,929      1.13%     1.40% to 2.75%      14.98% to  16.90%
        2003                                  460    $15.92 to $16.88     7,736      1.83%     1.40% to 2.10%      26.31% to  27.40%
        2002                                  532    $12.61 to $13.25     7,070      1.59%     1.40% to 2.10%     -11.28% to -10.32%
     Mutual Shares Securities Fund
        2006                                1,165    $20.65 to $24.10    26,308      1.37%     1.40% to 2.75%      15.18% to  17.02%
        2005                                  980    $17.93 to $20.60    19,434      0.97%     1.40% to 2.75%       7.56% to   9.29%
        2004                                  879    $16.67 to $18.85    16,326      0.88%     1.40% to 2.75%       9.57% to  11.31%
        2003                                  889    $15.94 to $16.93    14,987      1.17%     1.40% to 2.10%      22.55% to  23.74%
        2002                                1,081    $13.01 to $13.68    14,809      0.96%     1.40% to 2.10%     -13.64% to -12.79%
     OpCap Mid Cap Portfolio
        2006(5)                                13     $9.92 to $10.00       130      0.00%     1.49% to 2.75%      -1.24% to  -0.41%
     Oppenheimer Global Securities Fund/VA
        2006                                  210    $13.32 to $14.89     2,918      1.02%     1.49% to 2.75%      14.51% to  15.96%
        2005                                  220    $11.63 to $12.84     2,651      1.05%     1.49% to 2.75%      11.21% to  12.62%
        2004                                  232    $10.46 to $11.40     2,504      0.90%     1.49% to 2.75%      15.92% to  17.40%
        2003                                   92     $9.20 to  $9.71       869      0.52%     1.49% to 2.10%      40.05% to  40.90%
        2002                                   25     $6.57 to  $6.89       174      0.00%     1.49% to 2.10%     -23.75% to -23.29%
     Oppenheimer High Income Fund/VA
        2006                                   90    $12.05 to $13.11     1,141      7.80%     1.49% to 2.75%       6.46% to   7.81%
        2005                                  188    $11.32 to $12.16     2,210      7.61%     1.49% to 2.75%      -0.45% to   0.80%
        2004                                  246    $11.37 to $12.06     2,898      8.74%     1.49% to 2.75%       6.00% to   7.35%
        2003                                  171    $10.94 to $11.23     1,886      3.62%     1.49% to 2.10%      21.38% to  22.12%
        2002                                   30     $9.01 to  $9.20       270      0.93%     1.49% to 2.10%      -4.42% to  -3.84%




                                       95



ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006



6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     Oppenheimer Main Street Fund/VA
        2006                                  291    $10.31 to $11.01     3,095      1.16%     1.49% to 2.75%      11.91% to  13.33%
        2005                                  344     $9.22 to  $9.73     3,248      1.35%     1.49% to 2.75%       3.11% to   4.41%
        2004                                  365     $8.94 to  $9.34     3,330      0.68%     1.49% to 2.75%       6.48% to   7.84%
        2003                                  146     $8.32 to  $8.61     1,240      0.74%     1.49% to 2.10%      24.08% to  24.84%
        2002                                   50     $6.66 to  $6.92       336      0.39%     1.49% to 2.10%     -20.48% to -20.00%
     PIMCO VIT All Asset Portfolio
        2006                                  176    $12.39 to $12.81     2,200      5.13%     1.49% to 2.75%       1.83% to   3.12%
        2005                                  250    $12.17 to $12.42     3,060      5.55%     1.49% to 2.75%       3.35% to   4.66%
        2004(3)                                57    $11.77 to $11.87       668      5.90%     1.49% to 2.75%      10.24% to  11.16%
     PIMCO VIT Commodity Portfolio
        2006                                  143    $10.31 to $10.53     1,479      4.70%     1.49% to 2.75%      -5.72% to  -4.53%
        2005?                                  75    $10.94 to $11.03       823      3.38%     1.49% to 2.75%       9.20% to  10.11%
     PIMCO VIT Emerging Markets Bond
     Portfolio
        2006                                   70    $11.51 to $11.76       816      5.25%     1.49% to 2.75%       6.32% to   7.66%
        2005(4)                                18    $10.83 to $10.92       198      3.24%     1.49% to 2.75%       8.22% to   9.12%
     PIMCO VIT Global Bond Portfolio
        2006                                   44     $9.43 to  $9.61       420      3.46%     1.49% to 2.75%       1.82% to   3.11%
        2005(4)                                 7     $9.26 to  $9.33        63      0.00%     1.49% to 2.75%      -7.27% to  -6.49%
     PIMCO VIT High Yield Portfolio
        2006                                  276    $12.76 to $13.86     3,630      6.93%     1.40% to 2.75%       6.15% to   7.59%
        2005                                  286    $12.02 to $12.88     3,518      6.58%     1.40% to 2.75%       1.31% to   2.68%
        2004                                  226    $11.86 to $12.54     2,750      6.54%     1.40% to 2.75%       6.58% to   8.04%
        2003                                   98    $11.27 to $11.61     1,111      7.21%     1.40% to 2.10%      20.35% to  21.20%
        2002                                   45     $9.30 to  $9.58       427      8.50%     1.40% to 2.10%      -3.27% to  -2.59%
     PIMCO VIT Real Return Portfolio
        2006                                  621    $10.75 to $11.26     6,778      4.26%     1.49% to 2.75%      -2.01% to  -0.77%
        2005                                  570    $10.97 to $11.34     6,319      2.84%     1.49% to 2.75%      -0.66% to   0.59%
        2004                                  382    $11.02 to $11.28     4,257      1.09%     1.49% to 2.75%       5.96% to   7.30%
        2003(2)                                58    $10.47 to $10.51       607      0.72%     1.49% to 2.10%       4.30% to   4.73%




                                       96


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
PIMCO VIT StocksPLUS Growth and Income
Portfolio
   2006                                        30    $10.30 to $10.98      323       4.95%     1.40% to 2.75%     11.79% to  13.31%
   2005                                        33     $9.20 to  $9.69      316       2.43%     1.40% to 2.60%      0.84% to   2.05%
   2004                                        38     $9.10 to  $9.50      357       1.66%     1.40% to 2.60%      7.96% to   9.27%
   2003                                        45     $8.33 to  $8.69      385       2.57%     1.40% to 2.10%     27.67% to  28.57%
   2002                                        19     $6.49 to  $6.76      127       2.67%     1.40% to 2.10%    -21.88% to -21.33%
PIMCO VIT Total Return Portfolio
   2006                                       716    $11.76 to $13.52    8,883       4.44%     1.40% to 2.75%      1.04% to   2.41%
   2005                                       678    $11.64 to $13.21    8,292       3.44%     1.40% to 2.75%     -0.32% to   1.03%
   2004                                       588    $11.67 to $13.09    7,202       1.89%     1.40% to 2.75%      2.04% to   3.43%
   2003                                       413    $11.66 to $12.67    4,965       2.80%     1.40% to 2.10%      2.86% to   3.58%
   2002                                       249    $11.34 to $12.24    2,923       4.08%     1.40% to 2.10%      6.81% to   7.56%
Seligman Global Technology Portfolio
   2006                                         1     $6.75 to  $6.75        9       0.00%     1.49% to 1.49%     16.18% to  16.18%
   2005                                         1     $5.81 to  $5.81        8       0.00%     1.49% to 1.49%      6.54% to   6.54%
   2004                                         1     $5.45 to  $5.45        7       0.00%     1.49% to 1.49%      2.44% to   2.44%
   2003                                         1     $5.32 to  $5.32        7       0.00%     1.49% to 1.49%     34.10% to  34.10%
   2002                                         1     $3.97 to  $3.97        5       0.00%     1.49% to 1.49%    -32.65% to -32.65%
Seligman Smaller-Cap Value Portfolio
   2006                                       100    $18.40 to $27.35    1,964       0.00%     1.49% to 2.75%     17.97% to  19.46%
   2005                                       106    $15.60 to $22.89    1,746      10.45%     1.49% to 2.75%     -6.58% to  -5.39%
   2004                                       113    $16.69 to $24.20    1,993       0.00%     1.49% to 2.75%     16.69% to  18.17%
   2003                                        56    $14.58 to $20.48      872       0.00%     1.49% to 2.10%     46.83% to  47.72%
   2002                                         8     $9.93 to $13.86      115       0.00%     1.49% to 2.10%    -17.13% to -16.62%
SP Strategic Partners Focused Growth
Portfolio
   2006                                        65     $6.62 to  $7.18      448       0.00%     1.40% to 2.75%     -3.78% to  -2.48%
   2005                                        80     $6.88 to  $7.36      563       0.00%     1.40% to 2.75%     11.72% to  13.23%
   2004                                        49     $6.16 to  $6.50      311       0.00%     1.40% to 2.75%      6.91% to   8.37%
   2003                                        28     $5.87 to  $6.00      165       0.00%     1.40% to 2.10%     22.84% to  23.71%
   2002                                        36     $4.78 to  $4.85      171       0.00%     1.40% to 2.10%    -27.07% to -26.56%




                                       97


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***
     SP William Blair International Growth
     Portfolio
        2006                                   49     $7.99 to  $8.67       408      1.54%     1.40% to 2.75%      16.92% to  18.51%
        2005                                   52     $6.84 to  $7.32       367      0.29%     1.40% to 2.75%      12.66% to  14.19%
        2004                                   54     $6.07 to  $6.41       340      0.00%     1.40% to 2.75%      12.96% to  14.50%
        2003                                   23     $5.48 to  $5.60       128      0.00%     1.40% to 2.10%      36.25% to  37.21%
        2002                                    3     $4.02 to  $4.08        12      0.00%     1.40% to 2.10%     -24.44% to -23.91%
     Templeton Developing Markets
     Securities Fund
        2006                                  480 $   18.71 to $22.56     9,775      1.17%     1.40% to 2.75%      24.62% to  26.65%
        2005                                  479 $   15.01 to $17.81     7,914      1.28%     1.40% to 2.75%      23.98% to  25.99%
        2004                                  353 $   12.11 to $14.14     4,770      1.82%     1.40% to 2.75%      21.32% to  23.09%
        2003                                  283 $   10.64 to $11.48     3,231      1.29%     1.40% to 2.10%      49.81% to  51.60%
        2002                                  276     $7.10 to  $7.58     2,090      1.64%     1.40% to 2.10%      -2.22% to  -1.35%
     Templeton Foreign Securities Fund
        2006                                  777 $   23.12 to $28.90    21,679      1.38%     1.40% to 2.75%      18.16% to  20.01%
        2005                                  814 $   19.57 to $24.08    19,137      1.29%     1.40% to 2.75%       7.19% to   8.94%
        2004                                  885 $   18.26 to $22.11    19,411      1.16%     1.40% to 2.75%      15.30% to  17.22%
        2003                                  937 $   17.11 to $18.86    17,644      1.88%     1.40% to 2.10%      29.46% to  30.71%
        2002                                1,088 $   13.22 to $14.43    15,699      1.83%     1.40% to 2.10%     -20.25% to -19.54%
     Templeton Global Asset Allocation
     Fund
        2006                                   38 $   21.37 to $21.60       819      7.26%     1.40% to 1.49%      19.32% to  19.71%
        2005                                   45 $   17.87 to $18.04       816      3.97%     1.40% to 1.49%       2.32% to   2.41%
        2004                                   49 $   17.46 to $17.62       870      2.94%     1.40% to 1.49%      14.00% to  14.32%
        2003                                   56 $   15.29 to $15.41       855      2.85%     1.40% to 1.49%      30.00% to  30.47%
        2002                                   72 $   11.61 to $11.81       857      2.03%     1.40% to 1.49%      -5.80% to  -5.50%
     Templeton Global Income Securities
     Fund
        2006                                  115 $   29.91 to $30.40     3,501      3.17%     1.40% to 1.49%      11.11% to  11.57%
        2005                                  133 $   26.83 to $27.24     3,626      6.34%     1.40% to 1.49%      -4.51% to  -4.26%
        2004                                  145 $   28.05 to $28.46     4,136     11.01%     1.40% to 1.49%      13.04% to  13.49%
        2003                                  165 $   24.74 to $25.07     4,126      7.83%     1.40% to 1.49%      20.90% to  21.01%
        2002                                  202 $   20.25 to $20.72     4,186      1.16%     1.40% to 1.49%      19.36% to  19.75%





                                       98


ALLIANZ LIFE OF NEW YORK VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2006


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 is as follows:

                                                       At December 31                           For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                                      Unit Fair Value             Investment    Expense Ratio
                                           Units        lowest to                   Income       lowest to        Total Return
                                         Outstanding     highest       Net Assets   Ratio*        highest**     lowest to highest***

     Templeton Growth Securities Fund
        2006                                  787     $24.64 to $29.84   21,966      1.40%      1.40% to 2.75%     18.51% to  20.51%
        2005                                  717     $20.80 to $24.76   17,119      1.19%      1.40% to 2.75%      5.92% to   7.55%
        2004                                  761     $19.63 to $23.02   17,190      1.25%      1.40% to 2.75%     12.87% to  14.63%
        2003                                  727     $18.54 to $20.08   14,581      1.67%      1.40% to 2.10%     29.39% to  30.78%
        2002                                  883     $14.33 to $15.36   13,573      2.43%      1.40% to 2.10%    -20.18% to -19.46%
     Van Kampen LIT Growth and Income
     Portfolio
        2006                                    1     $16.60 to $16.60       15      0.00%      1.49% to 1.49%     14.52% to  14.52%
        2005                                    1     $14.49 to $14.49       13      0.00%      1.49% to 1.49%      8.36% to   8.36%
        2004                                    1     $13.37 to $13.37       12      0.00%      1.49% to 1.49%     12.68% to  12.68%
        2003                                    1     $11.87 to $11.87       10      0.00%      1.49% to 1.49%     26.14% to  26.14%
        2002                                    2      $9.41 to  $9.41       21      0.00%      1.49% to 1.49%    -15.77% to -15.77%
     Van Kampen LIT Strategic Growth
     Portfolio
        2006                                    1      $7.69 to  $7.73        9      0.00%      1.40% to 1.49%      1.11% to   1.20%
        2005                                    2      $7.61 to  $7.64       12      0.00%      1.40% to 1.49%      6.05% to   6.15%
        2004                                    2      $7.18 to  $7.20       14      0.00%      1.40% to 1.49%      5.19% to   5.29%
        2003                                    2      $6.82 to  $6.84       16      0.00%      1.40% to 1.49%     25.16% to  25.27%
        2002                                    5      $5.45 to  $5.46       26      0.00%      1.40% to 1.49%    -33.65% to -33.59%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ** These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


1.       Period from May 1, 2002 (fund commencement) to December 31, 2002
2.       Period from May 1, 2003 (fund commencement) to December 31, 2003
3.       Period from May 3, 2004 (fund commencement) to December 31, 2004
4.       Period from May 2, 2005 (fund commencement) to December 31, 2005
5.       Period from May 1, 2006 (fund commencement) to December 31, 2006

                                       99





                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              Financial Statements
                           and Supplemental Schedules

                           December 31, 2006 and 2005


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Allianz Life Insurance Company of New York:

We have audited the accompanying balance sheets of Allianz Life Insurance Company of New York (the Company) as of December 31, 2006 and 2005, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of New York as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


Minneapolis, Minnesota
April 17, 2007

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2006 and 2005
                        (in thousands, except share data)

                                      Assets                                2006              2005
--------------------------------------------------------------------------------------------------------
Investments:
      Fixed-maturity securities, at fair value                        $       282,932           248,136
      Short-term securities                                                     8,315             6,890
      Equity securities, at fair value                                              -             1,079
      Securities held under agreements
          to repurchase, at fair value                                              -               879
      Policy loans                                                                 68                34
--------------------------------------------------------------------------------------------------------
                Total investments                                             291,315           257,018

Cash                                                                            5,530             5,606
Accrued investment income                                                       3,761             2,895
Receivables, non-affiliated (net of allowance for uncollectible
      accounts of $0 in 2006 and 2005)                                          2,010             1,637
Receivable from parent and affiliates                                           3,160               462
Reinsurance recoverable:
      Recoverable on policyholder liabilities                                  13,726             5,133
      Receivable on policyholder liabilities                                       55               148
Deferred acquisition costs                                                     32,170            25,101
Deferred sales inducements                                                      9,763             6,878
Other assets                                                                      136                95
--------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                  361,626           304,973

Separate account assets                                                       547,993           441,189
--------------------------------------------------------------------------------------------------------
                Total assets                                          $       909,619           746,162
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.   2

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2006 and 2005
                        (in thousands, except share data)



           Liabilities and Stockholder's Equity                                   2006                2005
----------------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                                  $       246,121             205,831
      Policy and contract claims                                                     16,750              16,683
      Future policy benefit reserves                                                  4,383               4,143
      Other policyholder funds                                                          771               2,945
      Unearned premiums                                                                 366                 107
----------------------------------------------------------------------------------------------------------------
                Total policyholder liabilities                                      268,391             229,709

Deferred gain on reinsurance                                                          8,704                   -
Amounts drawn in excess of bank balances                                              7,950               3,633
Income tax payable to affiliate                                                       2,762               1,592
Deferred income taxes                                                                    17               1,306
Securities held under agreements to repurchase                                            -                 878
Other liabilities                                                                     5,461               1,093
----------------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities              293,285             238,211
Separate account liabilities                                                        547,993             441,189
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                Total liabilities                                                   841,278             679,400
----------------------------------------------------------------------------------------------------------------

Commitments and contingencies
----------------------------------------------------------------------------------------------------------------

Stockholder's equity:
      Common stock, $10 par value; 200,000 shares
           authorized, issued, and outstanding at
           December 31, 2006 and 2005                                                 2,000               2,000
      Additional paid-in capital                                                     15,500              15,500
      Retained earnings                                                              49,337              47,881
      Accumulated other comprehensive income                                          1,504               1,381
----------------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                           68,341              66,762

----------------------------------------------------------------------------------------------------------------
                Total liabilities and stockholder's equity                  $       909,619             746,162
----------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.   3


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Operations

                  Years Ended December 31, 2006, 2005, and 2004
                                 (in thousands)

                                                                   2006             2005             2004
--------------------------------------------------------------------------------------------------------------

Revenue:
      Life insurance premiums                                $        1,780            2,086            2,247
      Annuity considerations and policy fees                         10,200            8,110            5,851
      Accident and health premiums                                   16,632           18,701           15,778
--------------------------------------------------------------------------------------------------------------
               Total premiums and considerations                     28,612           28,897           23,876

      Premiums ceded                                                  8,278            8,095            7,448
--------------------------------------------------------------------------------------------------------------
               Net premiums and considerations                       20,334           20,802           16,428

      Investment income, net                                         12,127            9,930            8,280
      Amortization of deferred gain on reinsurance                    4,246                -                -
      Realized investment (losses) gains, net                        (5,522)              23              662
      Other                                                             507              462              360
--------------------------------------------------------------------------------------------------------------
               Total revenue                                         31,692           31,217           25,730
--------------------------------------------------------------------------------------------------------------

Benefits and expenses:
      Life insurance benefits                                           597            1,171             (111)
      Annuity benefits                                                  834            1,461           (1,539)
      Accident and health insurance benefits                         16,292           13,956            6,900
      Interest credited to policyholder account values                5,744            5,454            4,350
--------------------------------------------------------------------------------------------------------------
               Total benefits                                        23,467           22,042            9,600
                                                                                           -                -
      Benefit recoveries                                              5,941            5,493            1,560
--------------------------------------------------------------------------------------------------------------
               Net benefits                                          17,526           16,549            8,040

      Commissions and other agent compensation                        8,238            9,349            5,052
      General and administrative expenses, affiliated                 7,857            8,202            6,011
      General and administrative expenses, non-affiliated             3,891            1,223              682
      Taxes, licenses, and fees                                         900              491              212
      Change in deferred acquisition costs, net                      (8,153)          (7,833)          (3,032)
--------------------------------------------------------------------------------------------------------------
               Total benefits and expenses                           30,259           27,981           16,965
--------------------------------------------------------------------------------------------------------------

               Income from operations before
                    income taxes                                      1,433            3,236            8,765
--------------------------------------------------------------------------------------------------------------

Income tax (benefit) expense:
      Current                                                         1,333            1,439            1,869
      Deferred                                                       (1,356)          (1,085)             662
--------------------------------------------------------------------------------------------------------------
               Total income tax (benefit) expense                       (23)             354            2,531
--------------------------------------------------------------------------------------------------------------
               Net income                                    $        1,456            2,882            6,234
--------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.   4

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Comprehensive Income

                  Years Ended December 31, 2006, 2005, and 2004
                                 (in thousands)

                                                                                2006           2005          2004

----------------------------------------------------------------------------------------------------------------------
Net income                                                                 $       1,456          2,882         6,234
----------------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss):
     Unrealized (losses) gains on fixed-maturity and equity securities:
         Unrealized holding (losses) gains arising during the period, net of effect of shadow adjustments of $1,061,
            $224 and $0, in 2006, 2005, and 2004, respectively
            and net of tax (benefit) expense of $(1,866), $(1,282), and
            $667 in 2006, 2005, and 2004, respectively                            (3,467)        (2,381)        1,239
         Decrease (increase) in unrealized holding losses due to
            reclassification adjustment for realized losses (gains)
            included in net income, net of tax expense (benefit) of
            $(1,932), $7, and $232 in 2006, 2005, and 2004, respectively           3,590            (15)         (430)
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                          123         (2,396)          809
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income                             $       1,579            486         7,043
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.   5



                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Stockholder's Equity

                  Years Ended December 31, 2006, 2005, and 2004
                                 (in thousands)


                                                                                               Accumulated
                                                           Additional                             other               Total
                                   Common              paid in            Retained           comprehensive       stockholder's
                                   stock               capital            earnings              income              equity
                             -------------------  ------------------  ------------------   ------------------  ------------------

2004:
Balance, beginning of year              $ 2,000            $ 15,500            $ 38,765              $ 2,968            $ 59,233
Comprehensive income:
Net income                                    -                   -               6,234                    -               6,234
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                            -                   -                   -                  809                 809
                                                                                                               ------------------
Total comprehensive
income                                                                                                                     7,043
                             -------------------  ------------------  ------------------   ------------------  ------------------
                             -------------------  ------------------  ------------------   ------------------  ------------------
Balance, end of year                      2,000              15,500              44,999                3,777              66,276
                             ===================  ==================  ==================   ==================  ==================

2005:
Balance, beginning of year                2,000              15,500              44,999                3,777              66,276
Comprehensive income:
Net income                                    -                   -               2,882                    -               2,882
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                            -                   -                   -               (2,396)             (2,396)
                                                                                                               ------------------
Total comprehensive
income                                                                                                                       486
                             -------------------  ------------------  ------------------   ------------------  ------------------
                             -------------------  ------------------  ------------------   ------------------  ------------------
Balance, end of year                      2,000              15,500              47,881                1,381              66,762
                             ===================  ==================  ==================   ==================  ==================

2006:
Balance, beginning of year                2,000              15,500              47,881                1,381              66,762
Comprehensive income:
Net income                                    -                   -               1,456                    -               1,456
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                            -                   -                   -                  123                 123
                                                                                                               ------------------
Total comprehensive
income                                                                                                                     1,579
                             -------------------  ------------------  ------------------   ------------------  ------------------
                             -------------------  ------------------  ------------------   ------------------  ------------------
Balance, end of year                    $ 2,000            $ 15,500            $ 49,337              $ 1,504            $ 68,341
                             ===================  ==================  ==================   ==================  ==================


See accompanying notes to financial statements.   6


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)


                                                                              2006            2005            2004
-----------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities:
      Net income                                                        $        1,456           2,882           6,234
-----------------------------------------------------------------------------------------------------------------------

      Adjustments to reconcile net income to net
          cash provided by (used in) operating activities:
          Realized investment losses (gains)                                     5,522             (23)           (662)
          Unrealized loss on annuity-related reserves                            4,928              42               -
          Deferred federal income tax (benefit) expense                         (1,356)         (1,085)            662
          Charges to policy account balances                                       (16)            (19)            331
          Interest credited to policy account balances                           5,744           5,454           4,350
          Depreciation and amortization                                            450             456             611
          Change in:
               Receivables and other assets                                     (1,280)         (1,098)           (335)
               Reinsurance recoverable                                          (8,500)           (806)          3,994
               Deferred gain on reinsurance                                      8,704               -               -
               Deferred acquisition costs                                       (8,153)         (7,833)         (3,032)
               Deferred sales inducements                                       (2,863)         (2,591)         (4,396)
               Future policy benefit reserves                                      240             295          (9,786)
               Policy and contract claims                                           67           2,638          (5,857)
               Unearned premiums                                                   259              12               4
               Other policyholder funds                                         (2,174)          2,010             441
               Reinsurance payable                                                 (36)            429             (52)
               Accrued expenses and other liabilities                            4,717            (265)           (333)
               Commissions due and accrued                                        (313)           (117)             43
               Current tax payable (recoverable)                                 1,170            (428)          2,810
               (Receivable) payable (from) to parent                            (2,698)         (1,893)          2,194
-----------------------------------------------------------------------------------------------------------------------
                         Total adjustments                                       4,412          (4,822)         (9,013)
-----------------------------------------------------------------------------------------------------------------------

               Net cash provided by (used in) operating activities               5,868          (1,940)         (2,779)
-----------------------------------------------------------------------------------------------------------------------

Cash flows used in investing activities:
      Purchase of fixed-maturity securities                                    (59,334)       (130,395)        (66,688)
      Purchase of equity securities                                                 (9)           (150)            (45)
      Sale and redemption of fixed-maturity securities                          20,696          43,001          39,076
      Sale of equity securities, tax free exchanges, and spin-offs               1,088             143              61
      Change in securities held under agreements to repurchase                    (879)            878               -
      Net change in short-term securities                                       (1,425)         (1,508)         15,132
      Other, net                                                                   (32)             44             (60)
-----------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                    (39,895)        (87,987)        (12,524)
-----------------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                               50,045         100,884          17,437
      Policyholders' withdrawals from account balances                         (13,651)        (10,453)          1,969
      Policyholders' net transfers between account balances                     (6,760)           (641)         (3,688)
      Change in amounts drawn in excess of bank balances                         4,317           2,152            (191)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                 33,951          91,942          15,527
-----------------------------------------------------------------------------------------------------------------------

               Net change in cash                                                  (76)          2,015             224

Cash at beginning of year                                                        5,606           3,591           3,367
-----------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                    $         5,530           5,606           3,591
-----------------------------------------------------------------------------------------------------------------------

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

(1)   ORGANIZATION

     Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz
     Life) which, in turn, is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany. See note 12 to these financial statements for further information.

     The Company is a life insurance company licensed to sell annuity, group accident and health, group life, and long-term care policies in six states and the District of Columbia. Based on 2006 statutory net premium written, 93%, 6%, and 1% of the Company's business is annuity, accident and health, and life, respectively. The annuity business consists of variable, fixed-indexed and five-year deferred annuities representing 66%, 31%, and 3% of 2006 statutory net premium written, respectively. As a result of the 2006 sale of certain health business discussed in note 4, going forward accident and health business is comprised primarily of long-term care. Life business is comprised of both traditional and group life and consists principally of term insurance policies. The Company's primary distribution channels are through independent agents and third-party marketing organizations.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations, could cause actual results to differ from the estimates used in the financial statements. Such changes in estimates are recorded in the period they are determined.

     INVESTMENT PRODUCTS BUSINESS

     Investment products consist primarily of fixed-indexed, variable and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Annuity considerations and policy fees on the Statements of Operations represent asset fees, cost of insurance charges, administrative fees and surrender charges for investment products. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the insurance enterprise for services to be provided in future periods are not earned in the period assessed. Such amounts shall be reported as unearned premiums and recognized in income over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. The change in fair value of embedded derivatives in fixed-indexed and variable products is included in net investment income. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in annuity benefits on the Statements of Operations.


                                       8                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     LIFE AND ACCIDENT AND HEALTH INSURANCE

     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs (see next section below for further information).

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For investment products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs (DAC) are reviewed for recoverability and adjusted when necessary.

     Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected currently on the Statements of Operations.

     Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

                                       9                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     DEFERRED SALES INDUCEMENTS

     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Sales inducements are deferred as paid or credited to contract holders. Deferred sales inducements (DSI) are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in benefits on the Statements of Operations. DSI related to a persistency bonus are recorded in life insurance benefits on the Statements of Operations. DSI related to an immediate bonus are shown as a reduction of premium within annuity considerations on the Statements of Operations.

     Adjustments to DSI are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income (loss) and are explained further in the Investments section of this note.

     Adjustments may also be made to DSI related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level-premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 4.5% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for investment products, which include fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed products, the policyholder obligation is divided into two parts - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, along with estimates of future policyholder behavior. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

                                      10                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     The gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in deferred gain on reinsurance on the Balance Sheets. The gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies.

     INVESTMENTS

     The Company classifies certain fixed-maturity and equity securities as "available-for-sale," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC and DSI (commonly referred to as shadow adjustments). The adjustments to DAC and DSI represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. Dividends are accrued on the date they are declared. Interest is accrued as earned.

     Securities held under repurchase agreements and forward commitments are also carried at fair value. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at their unpaid principal balances.

     For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income on the Statements of Operations.

     The fair value of fixed-maturity securities, equity securities, and securities held under agreements to repurchase are obtained from third-party pricing sources wherever possible, except for short-term securities which are priced at amortized cost. In certain cases, including private assets as well as certain difficult to price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. treasury bonds to estimate a market price. The models use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to

                                      11                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     derive a spread to treasuries. Under the Policy, all prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

     Realized gains and losses are computed based on sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC and DSI for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for DAC, DSI, and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date.

     The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether declines in fair value are other than temporary. The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, and management's judgment, are also used to determine whether equity securities are considered other-than temporarily-impaired and may result in an equity security being impaired. All previously impaired equity securities will also incur additional impairments should the fair value fall below the book value.

     At December 31, 2006, the Company adopted FSP 115-1 and 124-1. This guidance provided that a decline in fair value, on impaired fixed-maturity securities for which the Company could not positively assert the intent and ability to hold until recovery of value, is other than temporary. At December 31, 2006, an affiliated asset manager had authority to sell impaired fixed-maturity securities; therefore the Company could not positively assert the ability to hold until recovery of value and as such all impaired fixed-income securities were deemed to be other than temporarily impaired and written down to fair value. Prior to December 31, 2006, fixed-income securities meeting the 20% below average cost criteria for a period six months were reviewed for possible impairment. However, factors in addition to average cost and fair value, including credit quality, market analysis, current events, and management's judgment, were also used to determine whether fixed-income securities were considered other than temporarily impaired.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Statements of Operations. The Company may adjust DAC and DSI for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

     ACCOUNTING FOR  FUTURES CONTRACTS

     The Company provides additional benefits through certain life and annuity products, which may increase the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 Index and the NASDAQ 100 Index. The Company has analyzed the characteristics of these benefits and, beginning in July 2006, has entered into exchange traded futures contracts in order to economically hedge these risks. Management monitors correlation of in-force amounts and futures contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell futures contracts as deemed appropriate or take other actions.

     Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Balance Sheets. Gains and/or losses on futures contracts are included in net investment income on the Statements of Operations. The Company is required by the Chicago Mercantile Exchange (CME) to post collateral for futures contracts. The Company retains ownership of the collateral but the collateral resides in an account designated by the CME and the collateral is subject to the CME exchange rules regarding rehypothication. Collateral posted

                                      12                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     at December 31, 2006 were U.S. Treasury Bonds with a fair value of $4,854 and included in fixed maturity securities on the Balance Sheets. Net realized gains on futures were $2,494 in 2006. The Company did not enter into futures contracts in 2005.

     SECURITIES HELD UNDER FORWARD COMMITMENT CONTRACTS

     Forward commitment contracts are accounted for under the guidance prescribed by Statement of Financial Accounting Standards (SFAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended by SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. Under this guidance, forward commitment contracts entered into with the intention of taking possession at the first opportunity are allowed "regular way" treatment and may be excluded from derivative accounting treatment. As of December 31, 2006 and 2005, the Company did not have any outstanding commitments to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to-be-announced" (TBA) basis and did not enter into any commitments during 2006. However, the Company entered into commitments during 2005 that had settled by December 31, 2005. The Company received no income from commitments of this type in 2006, 2005 or 2004.

     SECURITIES HELD UNDER AGREEMENTS TO REPURCHASE

     The Company enters into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identifies certain securities for delivery in the current month and simultaneously contracts with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities identified. As of December 31, 2006 and 2005, mortgage-backed securities underlying such agreements were carried at a fair value of $0 and $879, respectively. The Company carried a liability representing the funds received under these agreements of $0 and $878 in 2006 and 2005, respectively. The interest rate on these securities ranged from 5.0% to 6.5% in 2006, 2005 and 2004. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $8, $52, and $75 in 2006, 2005, and 2004, respectively, which is reported in net investment income on the Statements of Operations.

     RECEIVABLES

     Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable.

     INCOME TAXES

     The Company and the Company's parent, Allianz Life, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations, and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company generally will be paid for the tax benefit on its losses and any other tax attributes to the extent it could have obtained a benefit against its post-1990 separate return tax liability.

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Balance Sheets. Any such change could significantly affect the amounts

                                      13                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     reported on the Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized (see further discussion in note 11).

     SEPARATE ACCOUNTS

     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts, where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB) and a guaranteed minimum income benefit (GMIB). These guarantees provide for benefits that are payable to the contractholder in the event of death or annuitization.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in annuity considerations and policy fees on the Statements of Operations. Administrative and other services are included in fee and commission revenue on the Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in the liabilities for minimum guarantees are included in annuity benefits on the Statements of Operations.

     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date.

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value, adjusted for withdrawals.
     o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are two

                                      14                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

          versions of ratchet, with the difference based on the definition of anniversary: annual--evaluated annually, and six year--evaluated every sixth year.

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
     o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums, adjusted for withdrawals accumulated with a compound interest rate.

     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):


                                          2006                                          2005
                                      -------------------------------------------   ------------------------------------------
                                      -------------------------------------------   ------------------------------------------
Guaranteed Minimum Death                Account       Net Amount      Weighted         Account      Net Amount     Weighted
   Benefits (GMDB)                       Value         at Risk           Age            Value         at Risk         Age
----------------------------------    -------------  -------------   ------------   --------------  ------------  ------------
----------------------------------    -------------  -------------   ------------   --------------  ------------  ------------
   Return of premium                $      148,380              -    $ 62.1            115,552             6        61.8
   Ratchet and return of premium           249,071            840      60.5            175,178         1,126        60.4
   Reset                                   216,451            968      69.9            230,033         1,676        69.4
                                      -------------  -------------                  --------------  ------------
                                      -------------  -------------                  --------------  ------------
          Total                     $      613,902          1,808            $         520,763         2,808
                                      =============  =============                  ==============  ============
                                      =============  =============                  ==============  ============

Guaranteed Minimum Income               Account       Net Amount      Weighted         Account      Net Amount     Weighted
   Benefits (GMIB)                       Value         at Risk           Age            Value         at Risk         Age
----------------------------------    -------------  -------------   ------------   --------------  ------------  ------------
----------------------------------    -------------  -------------   ------------   --------------  ------------  ------------
   Return of premium                $       13,412              -     $ 65.5             8,189             -         62.4
   Ratchet and rollup                      208,346             29       58.7           118,264            46         57.8
                                      -------------  -------------                  --------------  ------------
                                      -------------  -------------                  --------------  ------------
          Total                     $      221,758             29                 $    126,453            46
                                      =============  =============                  ==============  ============
                                      =============  =============                  ==============  ============

    At December 31, 2006 and 2005, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

         Investment Type                                        2006              2005
--------------------------------------------------------------------------     ------------
--------------------------------------------------------------------------     ------------
Mutual funds:
    Bond                                                  $     63,161            65,416
    Domestic equity                                            230,015           191,611
    International equity                                        87,148            62,355
    Specialty                                                  143,192           100,057
                                                            --------------     ------------
                                                            --------------     ------------
       Total mutual fund                                       523,516           419,439
Money market funds                                              22,991            20,446
                                                            --------------     ------------
                                                            --------------     ------------
                        Total                             $    546,507           439,885
                                                            ==============     ============
                                                            ==============     ============

     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Balance Sheets:

                                      15                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)


                                                             GMDB               GMIB         Totals
-------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                       $             378                21          399
      Incurred guaranteed benefits                                  355               102          457
      Paid guaranteed benefits                                     (300)                -         (300)
                                                        -----------------------------------------------
Balance as of December 31, 2005                                     433               123          556
                                                        -----------------------------------------------
      Incurred guaranteed benefits                                  150               171          321
      Paid guaranteed benefits                                        8                 -            8
                                                        -----------------------------------------------
Balance as of December 31, 2006                       $             591               294          885
                                                        ===============================================

     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2006 and 2005:

          o    100 stochastically generated investment performance scenarios.
          o    Mean investment performance assumption was 7.96%.
          o    Volatility assumption was 13.69%.
          o Mortality is assumed to be 60% and 80% of the 1994 MGDB Mortality Table as of December 31, 2006 and 2005, respectively.
          o Lapse rates vary by contract type and duration. Spike rates could approach 45%, with an ultimate rate around 15%.
          o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.
          o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%), less the applicable mortality and expense rates.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS ADOPTED

     In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The Company did not have a material impact on the Financial Statements from the adoption of this bulletin.

     In November 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, effective for reporting periods beginning after December 15, 2005. The FSP

                                      16                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     addresses determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, subsequent recognition of other-than-temporary impairment, and disclosures on unrealized losses. The Company adopted the FSP effective December 31, 2006 which resulted in realizing $5,315 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC and DSI. The investment losses were offset by increases of $293 in DAC and $320 in DSI.

     In May 2005, the FASB issued Statement of Financial Accounting Standards
     (SFAS) No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND SFAS NO. 3. This standard was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of error made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of this Statement did not have a material impact on the Financial Statements.

     In July 2003, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which addresses insurance accounting for separate accounts, sales inducements, and non-traditional insurance contract features not covered by other authoritative accounting literature, including asset, liability, revenue, and expense recognition. This Statement was effective for fiscal years beginning after December 15, 2003 and did not have a material impact on the financial statements, except for a reclassification related to DSI.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS- TO BE ADOPTED

     In February 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES, effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The standard allows an entity to present certain financial assets and financial liabilities at fair value with changes in fair value through earnings. It was issued to improve financial reporting by providing an alternative to having to apply complex hedge accounting provisions when accounting for related assets and liabilities. The Company has not quantified the expected impact from the future adoption of this standard.

     In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENT, which provides guidance for using fair value to measure assets and liabilities. This Standard provides a common fair value measurement that is to be used whenever fair value measurement is allowed by other Standards. This Standard also provides for expanded information about the extent to which entities measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. This Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Company has not yet quantified the impact of adopting this Standard.

     In June 2006, the FASB issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109, which clarifies accounting for uncertainty in tax positions by requiring companies to recognize in their financial statements the impact of a tax position if that position is more likely than not of being sustained on an audit based on the technical merits of the position. Among other provisions, it also requires expanded disclosures at the end of each annual period presented. Adoption may result in the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. This Interpretation is effective for fiscal years beginning after December 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS, which amends FASB Statements No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and

                                      17                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     In September 2005, the AcSEC issued SOP 05-1, DEFERRED ACQUISITION COSTS
     (DAC) ON INTERNAL REPLACEMENTS, which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and contractholder. The result of the SOP 05-1 methodology change for contracts that are substantially different would result in writing off the existing DAC balance. This Statement was effective for fiscal years after December 15, 2006. The Company does not expect to have a material financial impact upon adoption.

     RECLASSIFICATIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

(3)  RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how the Company attempts to mitigate those risks:

     CREDIT RISK: The risk that issuers of fixed- and variable-rate income securities or transactions with other parties, such as reinsurers, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities.

     CREDIT CONCENTRATION RISK: The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.

     The Company's Finance Committee (FiCO) specifies the asset allocation among major asset classes and a benchmark for each asset class. FiCO provides investment guidelines that document the constraints and limits under which the asset manager must operate, including limits in regard to credit concentration. These internal guidelines comply, at a minimum, with state statute. FiCO is also responsible for implementing internal controls and procedures to ensure compliance with these investment guidelines. Deviations from these guidelines are monitored and addressed. FiCO, and subsequently the Board of Directors, review and approve the mandated investment guidelines at least annually.

     Mitigation controls include a monthly report from the asset manager that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of New York basket clause.

     LIQUIDITY RISK: The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that

                                      18                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies on in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

     The Company designs products with features that attempt to help mitigate the risk of high levels of product surrenders when interest rates change.

     INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could have to sell assets prior to maturity and potentially recognize a gain or loss or potentially borrow money. In investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g., increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability.

     The Company attempts to mitigate risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. Asset and liability matching models used by the Company mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared to the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     EQUITY MARKET RISK: The risk that movements in the equity markets will result in losses to assets held within the Company's surplus portfolio or that product features tied to equity markets will increase in value by more than held assets. Fixed-indexed annuity (FIA) products provide benefits to the policy value based on the growth of market indexes (S&P 500 and NASDAQ
     100).

     An additional risk is that some variable annuity products have guarantees, GMIB and GMDB, that provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn.

     LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for the Company's products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contract holders.

     The Company attempts to mitigate risk by offering a broad range of annuity products and by operating in several jurisdictions. The Company actively monitors all market related exposure and has affiliated members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company has defined suitability standards that are as at least as rigorous, and usually exceeding, the requirements of regulators.

     RATINGS RISK: The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

                                      19                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

(4)  SALE OF HEALTH PRODUCTS BUSINESS

     During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
     (HCC), to reinsure this block of business. The related gain of $12,950 was deferred and will be amortized into operations over the anticipated run-off of the in-force reserves. During 2006, $4,246 of the deferred gain was amortized. The remainder of the deferred gain will amortize through 2009.

     Offsetting the gain on sale, total incremental expenses of $1,877 were incurred in 2006 including $1,327 for commutation of reinsurance agreements in contemplation of the agreement with HCC, and $550 for employee related termination benefits. The commutation of reinsurance agreements expense is included in benefit recoveries and termination benefits expense is included in general and administrative expenses on the Statements of Operations. As of December 31, 2006, all of these incremental costs have been paid.

     As of December 31, 2006 the Balance Sheets include the following remaining balances related to the sale of the health products business:

Receivables                                                        $    1,049
Reinsurance recoverable:  Recoverable on policy
holder liabilities, non-affiliated                                     13,106
                                                                  ------------
Total Assets                                                         $ 14,155
                                                                  ============

Policyholder liabilites: Future policy benefit reserves                  $ 88
Policyholder liabilites: Policy and contract claims                    13,018
                                                                  ------------
Total policyholder liabilities                                         13,106
Affiliated payable                                                        486
Reinsurance payable                                                       341
Deferred gain on reinsurance                                            8,704
                                                                  ------------
Total Liabilites                                                     $ 22,637
                                                                  ============



                                      20                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)


(5)  INVESTMENTS

     At December 31, 2006 and 2005, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of available-for-sale securities are as shown in the following table.

                                                   Amortized         Gross           Gross         Estimated
                                                     cost          unrealized      unrealized         fair
                                                    or cost          gains           losses          value
---------------------------------------------------------------------------------------------------------------

2006:
    Fixed-maturity securities:
        U.S. government                        $        59,242             462               -          59,704
        States and political subdivisions                2,277               -               -           2,277
        Foreign government                               1,622               -               -           1,622
        Public utilities                                10,221             101               -          10,322
        Corporate securities                           138,711           2,897               -         141,608
        Mortgage-backed securities                      67,261             138               -          67,399
---------------------------------------------------------------------------------------------------------------
           Total                               $       279,334           3,598               -         282,932
---------------------------------------------------------------------------------------------------------------

2005:
    Fixed-maturity securities:
        U.S. government                        $        70,951           1,093             710          71,334
        States and political subdivisions                2,350              26              23           2,353
        Foreign government                                 657               -               2             655
        Public utilities                                10,446             156             119          10,483
        Corporate securities                            96,666           3,670             896          99,440
        Mortgage-backed securities                      64,976              95           1,200          63,871
---------------------------------------------------------------------------------------------------------------
           Total fixed-maturity securities             246,046           5,040           2,950         248,136
    Securities held under agreements to
        repurchase                                         866              17               4             879
    Equity securities                                      834             252               7           1,079
---------------------------------------------------------------------------------------------------------------
           Total                               $       247,746           5,309           2,961         250,094
---------------------------------------------------------------------------------------------------------------


                                       21                            (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     The net unrealized gains (losses) on securities included in stockholder's equity consist of the following at December 31:

                                                          2006               2005               2004
----------------------------------------------------------------------------------------------------------

     Fixed-maturities                            $            3,598              2,090              5,581
     Securities held under agreements
         to repurchase                                            -                 13                  -
     Equities                                                     -                245                228
     Adjustments for:
         Shadow adjustments:
            Deferred acquisition costs                       (1,200)              (116)                 -
            Deferred sales inducements                          (85)              (108)                 -
         Deferred taxes                                        (809)              (743)            (2,032)
----------------------------------------------------------------------------------------------------------

              Net unrealized gains               $            1,504              1,381              3,777
----------------------------------------------------------------------------------------------------------

     The changes in net unrealized gains (losses) on fixed-maturity securities and securities held under agreements to repurchase, before adjustments for deferred taxes, DAC, and DSI, were $1,495, $(3,478), and $1,169 in each of the years ended December 31, 2006, 2005, and 2004, respectively.

     The change in net unrealized (losses) gains from equity investments, before deferred taxes, were $(245), $17, and $75 for the years ended December 31, 2006, 2005, and 2004, respectively.

     The amortized cost and estimated fair value of fixed-maturity securities at December 31, 2006, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $74,953 as of December 31, 2006.

                                                                             Amortized             Estimated
                                                                                cost              fair value
----------------------------------------------------------------------------------------------------------------

       Due in one year or less                                         $            2,000                 2,000
       Due after one year through five years                                       13,433                13,751
       Due after five years through ten years                                     104,502               105,394
       Due after ten years                                                         92,138                94,388
       Mortgage-backed securities                                                  67,261                67,399
----------------------------------------------------------------------------------------------------------------
                Totals                                                 $          279,334               282,932
----------------------------------------------------------------------------------------------------------------

     Proceeds from sales of fixed-maturity securities investments were $13,358, $13,095, and $19,287 during 2006, 2005, and 2004, respectively. Proceeds from tax-free and taxable exchanges on fixed-maturity securities were $(110) during 2006. The negative proceeds of $110 were the result of a reclassification in 2006 related to an exchange of notes and was immaterial in nature. Gross gains of $6, $259, and $955 and gross losses of $457, $210, and $259 were realized on those sales and tax-free exchanges of securities in 2006, 2005, and 2004, respectively. In 2006, losses of $5,316 were recognized on available-for-sale fixed-maturity securities for other-than-temporary impairment. There were no losses for other-than-temporary impairment on fixed-maturity securities in 2005 and 2004. Forward commitments of $0, $11,022, and $31,574 were purchased and $0, $11,022, and $31,574 were sold by the Company during 2006, 2005, and 2004, respectively.

                                      22                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)


     Proceeds from the sale of equity securities were $1,079, $115, and $52 during 2006, 2005, and 2004, respectively. Proceeds from tax-free exchanges, redemptions, and spin-offs from equity securities were $9, $28, and $9 during 2006, 2005 and 2004, respectively. Gross gains of $256, $17, and $5 and gross losses of $11, $6, and $3 were realized on those sales in 2006, 2005, and 2004, respectively. In 2006, 2005, and 2004, losses of $0,
     $37, and $36, respectively, were recognized on equity securities for other-than-temporary impairment.

     As of December 31, 2006, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the representative index. The Company recognized a net gain of $2,494 during 2006, respectively, in net investment income on the Statements of Operations.

     As of December 31, 2006 and 2005, investments with a carrying value of $1,673 and $1,702, respectively, were pledged to the New York Superintendent of Insurance, as required by statutory regulation.

     Net realized investment (losses) gains for the years ended December 31, are summarized as follows:

                                                           2006                2005                2004
--------------------------------------------------------------------------------------------------------------

Fixed-maturity securities - sales                 $             (451)                  49                 696
Fixed-maturity securities - other-
      than-temporary impairments                              (5,316)                   -                   -
Equity securities                                                245                  (26)                (34)
--------------------------------------------------------------------------------------------------------------
           Net (losses) gains before taxes                    (5,522)                  23                 662

Tax (benefit) expense on net realized gains                   (1,932)                   8                 232
--------------------------------------------------------------------------------------------------------------

           Net (losses) gains after taxes         $           (3,590)                  15                 430
--------------------------------------------------------------------------------------------------------------

     The increase in other-than-temporary impairments in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1, THE MEANING OF
     OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

     Major categories of net investment income for the respective years ended December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed-maturity securities.

                                      23                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

                                                                  2006              2005              2004
----------------------------------------------------------------------------------------------------------------

Interest:
      Fixed-maturity securities                           $         14,446             9,764              8,211
      Short-term securities                                            209               247                102
      Policy loans                                                       4                 5                  2
Dividends:
      Equity securities                                                  -                22                 26
Gain on exercise of equity-indexed annuity and
      guaranteed benefit-related futures                             2,494                 -                  -
Change in fair value of equity-indexed annuity
      and guaranteed benefit-related options                        (4,928)              (42)                 -
Other invested assets                                                   (1)                -                  5
----------------------------------------------------------------------------------------------------------------
           Total investment income                                  12,224             9,996              8,346

Investment expenses                                                     97                66                 66
----------------------------------------------------------------------------------------------------------------

           Net investment income                          $         12,127             9,930              8,280
----------------------------------------------------------------------------------------------------------------

                                      24                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31, are shown below:

                                           12 months or less        Greater than 12 months       Total
                                       -------------------------- --------------------------- --------------------------
                                       ---------------------------------------------------------------------------------
                                        Fair value   Unrealized losFair value   Unrealized losFair value   Unrealized losses
                                       ---------------------------------------------------------------------------------
                                       -------------------------- --------------------------- --------------------------
2006:
    Fixed-maturity securities:
      U.S. government               $             -            -             -             -            -             -
      States and political subdivisions           -            -             -             -            -             -
      Foreign government                          -            -             -             -            -             -
      Public utilities                            -            -             -             -            -             -
      Corporate securities                        -            -             -             -            -             -
      Mortgage-backed securities                  -            -             -             -            -             -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
        securities                  $             -            -             -             -            -             -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

2005:
    Fixed-maturity securities:
      U.S. government               $        24,976          314        11,702           396       36,678           710
      States and political subdivisions         494           23             -             -          494            23
      Foreign government                        655            2             -             -          655             2
      Public utilities                        6,959          119             -             -        6,959           119
      Corporate securities                   32,266          708         3,322           188       35,588           896
      Mortgage-backed securities             44,944          966         7,896           234       52,840         1,200
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        Total fixed-maturity securities     110,294        2,132        22,920           818      133,214         2,950
    Securities held under agreements
      to repurchase                             338            4             -             -          338             4
    Equity securities                            68            7             -             -           68             7
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
        securities                  $       110,700        2,143        22,920           818      133,620         2,961
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

     The decrease in unrealized losses in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS is discussed further in the Recently Issue Accounting Pronouncements section in note 2.

     As of December 31, 2006 and 2005, the number of investment holdings that were in an unrealized loss position were 0 and 147, respectively, for fixed-maturity securities, and 0 and 5, respectively, for equity securities.

                                      25                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

(6)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                 2006                           2005
                                                ----------------------------   ----------------------------
                                                 Carrying          Fair         Carrying          Fair
                                                  amount           value         amount           value
                                                ------------    ------------   ------------    ------------
Financial assets
      Fixed-maturity securities:
           U.S. government                    $      59,704          59,704         71,334          71,334
           States and political subdivisions          2,277           2,277          2,353           2,353
           Foreign governments                        1,622           1,622            655             655
           Public utilities                          10,322          10,322         10,483          10,483
           Corporate securities                     141,608         141,608         99,440          99,440
           Mortgage-backed securities                67,399          67,399         63,871          63,871
      Short-term securities                           8,315           8,315          6,890           6,890
      Equity securities                                   -               -          1,079           1,079
      Securities held under agreements
           to repurchase                                  -               -            879             879
      Policy loans                                       68              68             34              34
      Cash                                            5,530           5,530          5,606           5,606
      Separate account assets                       547,993         547,993        441,189         441,189

Financial liabilities
      Investment contracts                          178,485         161,349        124,351         113,875
      Securities held under agreements
           to repurchase                                  -               -            878             878
      Separate account liabilities                  547,993         533,023        441,189         431,074

-----------------------------------------------------------------------------------------------------------

     Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Balance Sheets.

     Fair values of separate account assets were determined using the fair value of the underlying investments held in segregated mutual funds.

     Fair value of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values of investment contracts are based on the amount payable on demand at December
     31. Carrying value of liabilities of funds borrowed under securities held under agreements to repurchase approximates fair value due to the short-term nature of these liabilities. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

     Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.


                                      26                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

(7)  DEFERRED ACQUISITION COSTS (DAC)

     DAC at December 31, and the changes in the balance for the years then ended are as follows:

                                                                   2006             2005             2004
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $         25,101          17,383           14,351

     Capitalization                                                   11,210          11,270            5,991
     Interest                                                          1,615           1,280            1,203
     Amortization                                                     (4,672)         (4,717)          (4,162)
     Change in shadow DAC                                             (1,084)           (115)               -

------------------------------------------------------------   -----------------------------------------------
--------------------------------------------------------------------------------------------------------------
Balance, end of year                                        $         32,170          25,101           17,383
--------------------------------------------------------------------------------------------------------------

(8)  DEFERRED SALES INDUCEMENTS (DSI)

     DSI at December 31, and the changes in the balance for the years then ended are as follows:

                                                                   2006             2005             2004
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $          6,878           4,396                -

     Reclass from policy and contract account
     balances - SOP 03 -1                                                  -               -              558
     Deferrals                                                         3,268           3,385            4,038
     Interest                                                            490             372              142
     Amortization                                                       (896)         (1,166)            (342)
     Change in shadow DSI                                                 23            (109)               -

------------------------------------------------------------   -----------------------------------------------
--------------------------------------------------------------------------------------------------------------
Balance, end of year                                        $          9,763           6,878            4,396
--------------------------------------------------------------------------------------------------------------

     Prior to the adoption of SOP 03-1 in 2004, DSI were reported in policy and contract account balances as a contra-liability. The reclass from policy and contract account balances line in the table above represents the balance as of January 1, 2004. See further discussion in the Recently Issued Accounting Pronouncements section of note 2.


(9)  ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2006 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

                                      27                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     Activity in the accident and health claim reserves is summarized as follows:

                                                                                 2006         2005         2004
---------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
      of $4,782, $4,026, and $6,829, respectively                          $       11,476        9,376        12,346

Commutations                                                                       (3,221)           -        (1,272)

Incurred related to:
      Current year                                                                  2,720        9,283         7,058
      Prior years                                                                   1,287         (170)       (2,891)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total incurred                                                                      4,007        9,113         4,167
---------------------------------------------------------------------------------------------------------------------

Paid related to:
      Current year                                                                    630        1,873         1,677
      Prior years                                                                   8,556        5,140         4,188
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total paid                                                                          9,186        7,013         5,865
---------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance recoverables
      of $13,293, $4,782, and $4,026, respectively                         $        3,076       11,476         9,376
---------------------------------------------------------------------------------------------------------------------

     Prior year incurred in 2006 reflect increased loss ratios due to unfavorable claim development in both group accident and health business and in medical excess of loss business. Incurred losses related to prior years during 2005 and 2004 were due to unanticipated favorable claim development in both group accident and health business and medical excess of loss business.

(10) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company has a maximum retention level on HMO reinsurance and managed care medical stop-loss of $1,180, and limits other specific stop-loss policies to $600 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     As discussed in note 4, effective October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, HCC, to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $12,950 for the recapture of $13,510 in reserves. The Company recorded a deferred gain of $12,950, which is being amortized into operations through 2009. During 2006, $4,246 was amortized and included on the Statements of Operations. The remaining deferred gain was $8,704 as of December 31, 2006.

     Included in reinsurance recoverables at December 31, 2006 is a $11,485 recoverable from HCC who, as of December 31, 2006, was rated A+ by A.M. Best's Insurance Reports. At December 31, 2006 and 2005, there are no reinsurance recoverables on paid claims, unpaid claims, future benefit reserves, and policy and contract

                                      28                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)


     account balances from Allianz Life. The Company believes significant exposure to risk with insurers with lower ratings is sufficiently mitigated at December 31, 2006.

     Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $1,327 for the recapture of $4,988 in reserves.

     Throughout 2006, 2005, and 2004, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group life and accident and health reinsurance-assumed, and excess of loss health insurance business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company has ceded premiums of $3,466, $33, and $1,443 and received expense allowances of $133, $1, and $306 in 2006, 2005, and 2004, respectively.

     To minimize risk associated with terminated business throughout 2004, the Company entered into assumption reinsurance agreements whereby certain blocks of business were sold to unrelated insurance companies. Assumption reinsurance transfers all duties, obligations, and liabilities in connection with these policies to the unrelated insurance company. In connection with these agreements, the Company transferred reserves of $2,249 in 2004 and recognized a gain of $73 in 2004.

     Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                     Assumed                                Ceded
                                       -----------------------------------    ------------------------------------
                                         2006         2005        2004          2006         2005         2004
------------------------------------------------------------------------------------------------------------------

Premiums:
    Life                            $          -            -           -             -            -           (3)
    Accident and health                       (5)          37         (14)           12            7            -
------------------------------------------------------------------------------------------------------------------

              Total premiums        $         (5)          37         (14)           12            7           (3)
------------------------------------------------------------------------------------------------------------------

     Effective January 1, 2005, the Company entered into a new multiline ceded reinsurance agreement with Allianz Life whereby Allianz Life assumes risk related to excess of loss medical coverage. The agreement ended in 2006.

                                      29                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)


(11) INCOME TAXES

     INCOME TAX EXPENSE (BENEFIT)

     Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                            2006            2005           2004
-------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit) attributable to operations:
      Current tax expense                                             $        1,333           1,439         1,869
      Deferred tax (benefit) expense                                          (1,356)         (1,085)          662
-------------------------------------------------------------------------------------------------------------------
          Total income tax (benefit) expense
                  attributable to operations                                     (23)            354         2,531

Income tax effect on equity:
      Attributable to unrealized
          gains and losses for the year                                           66          (1,290)          435
------                                                                               ------------------------------
      -------------------------------------------------------------------------------

          Total income tax effect on equity                           $           43            (936)        2,966
-------------------------------------------------------------------------------------------------------------------

     COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

     Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax expense (benefit) reported in the Statements of Operations for the respective years ended December 31 as follows:

                                                                           2006          2005           2004
-----------------------------------------------------------------------------------------------------------------

Income tax expense computed at the statutory rate                   $           502         1,132          3,068
Dividends received deductions and tax-exempt interest                          (677)         (646)          (383)
Other                                                                           152          (132)          (154)
-----------------------------------------------------------------------------------------------------------------

           Income tax (benefit) expense as reported                 $           (23)          354          2,531
-----------------------------------------------------------------------------------------------------------------


     As required under SFAS 109, ACCOUNTING FOR INCOME TAXES, the Company performed an analysis of potential areas of exposure and as a result established a tax contingency reserve in 2006 for tax benefits claimed in prior years.

                                      30                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31 are as follows:

                                                                               2006                  2005
----------------------------------------------------------------------------------------------------------------
Deferred tax assets:
       Future benefit reserves                                         $            5,999                 7,157
       Coinsurance deferred income                                                  3,046                     -
       Expense accruals                                                               250                    28
       Other than temporarily impaired assets                                       1,861                     -
       Impaired assets                                                                  1                    63
----------------------------------------------------------------------    --------------------------------------
----------------------------------------------------------------------------------------------------------------
             Total deferred tax assets                                             11,157                 7,248
----------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
       Deferred acquisition costs                                                   9,726                 7,437
       Due and deferred premium                                                        82                   210
       Net unrealized gains on investments                                          1,260                   821
       Other                                                                          106                    86
----------------------------------------------------------------------------------------------------------------

             Total deferred tax liabilities                                        11,174                 8,554
----------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                $               17                 1,306
----------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset, as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     Income taxes paid (received) by the Company were $162, $1,867, and $(940) in 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, the Company had a tax payable to AZOA of $2,762 and $1,592, respectively, reported in income tax payable on the Balance Sheets.

                                      31                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

(12) RELATED-PARTY TRANSACTIONS

     During 2005, the Company entered into an agreement to sublease office space from Fireman's Fund Insurance Company (an affiliate). In connection with this agreement, the Company incurred rent expense of $150 and $64 in 2006 and 2005, respectively, which is included in general and administrative expenses, affiliated on the Statements of Operations.

     Allianz Life performs certain administrative services for the Company and the Company has incurred fees for these services of $7,762, $8,197, and $5,044 in 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, the Company had an overpayment for service fees of $3,170 and $470, which is recorded in receivable from parent and affiliates on the Balance Sheets.

     The Company incurred fees for certain administrative services provided by affiliated companies. The Company incurred fees of $95, $5, and $967 in 2006, 2005, and 2004, respectively. The Company's liability for these charges was $10 and $8 as of December 31, 2006 and 2005, respectively, and is included in receivable from parent and affiliates on the Balance Sheets.

     The Company reinsured a portion of its group accident and health business with Allianz Life. See note 10 for further details.

     The Company has agreements with Pacific Investment Management Company (PIMCO) and Oppenheimer Capital, affiliates of the company, related to its separate accounts, where the policyholders of variable annuity products may choose to invest in specific investment options managed by these affiliates. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $49, $38 and $17 during 2006, 2005, and 2004, respectively, which is included in other on the Statements of Operations. The receivable for these fees at December 31, 2006 and 2005 was $14 and $12, respectively, which are included in receivables, non-affiliated on the Balance Sheets.

(13) EMPLOYEE BENEFIT PLANS

     The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Profit-sharing contributions have not been declared since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. The Company may also declare a discretionary match following year-end. The Company has not yet determined if there will be a discretionary match for the plan year ended December 31, 2006. The Company declared a discretionary match of 2.5% of employees' salaries for each of the plan years ended December 31, 2005 and 2004, reported in general and administrative expenses on the Statements of Operations and funded in 2006 and 2005, respectively. Employees are not required to participate in the AAAP to be eligible for the discretionary match.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund, but may, at the discretion of the Company, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $182, $134, and $114 in 2006, 2005, and 2004, respectively, toward the AAAP matching contributions and administration expenses.

                                      32                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)


     In addition to the AAAP, the Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan.

     In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The Plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the Plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. The Company expensed $550 and $0 in 2006 and 2005 respectively toward severance payments.

(14) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

     The statutory capital and surplus of the Company as of December 31, 2006 and 2005 was $62,528 and $53,321, respectively. The statutory net income of the Company for the years ended December 31, 2006, 2005, and 2004 was $3,160, $3,031, and $4,440, respectively.

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2006 and 2005 were in compliance with these requirements. In accordance with New York statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2006, 2005, and 2004.

     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control-level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 1,703% and 1,291% as of December 31, 2006 and 2005, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

(15)  COMMITMENTS AND CONTINGENCIES

     The Company is or may become subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

                                      33                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     The financial services industry, including mutual fund, variable annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years. Many regulators, including the U.S. Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD), and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Like others in the industry, the Company and/or its affiliates have been contacted by the SEC, which is investigating market timing in certain mutual funds or in variable insurance products. The Company and/or its affiliates have responded to these requests, and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. Like others in the industry, the Company and/or its affiliates have been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company and/or its affiliates are cooperating with regulators in responding to these requests. Additionally, the Company and/or its affiliates are involved in various pending or threatened legal proceedings involving replacement and suitability issues brought by state regulators arising from the conduct of its business.

     In January 2007, the Company received a proposed consent order from the New York Department of Insurance (DOI) alleging that the Company did not comply with certain New York regulations regarding replacement transactions. Several other New York insurance companies have been the subject of similar New York DOI inquiries. The Company is working with the New York DOI to finalize and resolve the matter which will likely include a fine and remediation plan for affected customers. A provision has been made as of December 31, 2006 for the $300 fine and for the estimated cost of $4,200 related to the remediation plan.

     Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies. Recently, a model regulation was approved regarding the suitability of sales to seniors. This regulation is now being revised. It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking.

     In addition, federal regulators have commenced a number of inquiries into the FIA industry and have issued various regulatory pronouncements. Among these are recent inquiries by the SEC and the NASD and a regulatory pronouncement by the NASD. In the SEC inquiry, the staff of the SEC inquired of a number of issuers of unregistered FIAs as to how modern FIA products are structured; how the products are distributed; and whether certain FIAs should be required to register as securities. The NASD also has commenced various inquiries regarding FIA products. Most recently, the NASD has inquired regarding transactions that involve exchanges from variable annuities into FIAs. Like other FIA issuers, the Company and/or its affiliates were contacted regarding this matter, and are responding. In addition, the NASD in 2005 issued a regulatory Notice to Members advising NASD member firms of the unique issues raised by FIAs, and suggesting that broker-dealers consider taking various actions when their registered representatives sell FIAs as an outside business activity. As a result of this Notice to Members, certain firms have instituted enhanced procedures regarding FIA sales by their representatives, and some firms have placed restrictions on these sales.

                                      34                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2006, 2005 and 2004
               (in thousands except security holdings quantities)

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

     The Company leases office space. Expense for the operating lease was $150, $119, and $165 in 2006, 2005, and 2004, respectively. The future minimum lease payments required under this operating lease are as follows:

                                             Operating Lease
-------------------------------------------------------------
-------------------------------------------------------------

2007                                          $          157
2008                                                     157
2009                                                     157
2010                                                     157
2011 and beyond                                        1,799
-------------------------------------------------------------
-------------------------------------------------------------
          Total                               $        2,427
-------------------------------------------------------------
-------------------------------------------------------------

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Schedule I- Summary of Investments- Other Than Investments in Related Parties
                                December 31, 2006

                                                                                         Amount
                                                                                        shown on
                                                                                        Balance
Type of Investment                                    Cost (1)        Fair Value         Sheet
---------------------------------------------------------------------------------------------------

Fixed-maturity securities:
      U.S. government                            $         59,242          59,704           59,704
      States and political subdivisions                     2,277           2,277            2,277
      Foreign government                                    1,622           1,622            1,622
      Public utilities                                     10,221          10,322           10,322
      Corporate securities                                138,711         141,608          141,608
      Mortgage-backed securities                           67,261          67,399           67,399
---------------------------------------------------------------------------------------------------

           Total fixed-maturity securities                279,334         282,932          282,932
---------------------------------------------------------------------------------------------------

Other investments:
      Short-term securities                                 8,315                            8,315
      Policy loans                                             68                               68
---------------------------------------------------------------------------------------------------

           Total other investments                          8,383                            8,383
---------------------------------------------------------------------------------------------------

                  Total investments              $        287,717                          291,315
---------------------------------------------------------------------------------------------------

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.


    See accompanying report of independent registered public accounting firm.


                SCHEDULE III- SUPPLEMENTARY INSURANCE INFORMATION
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                             As of December 31                                For the year ended December 31
          -----------------------------------------------------  -----------------------------------------------------------------
          -----------------------------------------------------  -----------------------------------------------------------------
                                   Future                        Net premium                    Net change  Net change
                                benefit reserves         Policy   revenue                          in           in
          Deferred   Deferred   and policy and            and     and other     Net              deferred    deferred       Other
        acquisition  sales     contract account Unearned contract contract    investment  Net     sales     acquisition   operating
          costs     inducements   balances     premiums   claims considerations income  benefits inducements* costs **     expenses
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

2006:
Life            $ -       $ -     $ 1,034     $ 54      $ 380      $ 410       $ 81     $ 112       $ -         $ -          $ 169
Annuities    31,470     9,763     248,548        -          -     10,200     11,315     9,441    (2,862)     (7,454)        17,677
Accident
and health      700         -         922      312     16,370      9,724        731    10,835         -        (699)         3,040
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------

           $ 32,170   $ 9,763   $ 250,504    $ 366   $ 16,750   $ 20,334   $ 12,127  $ 20,388  $ (2,862)   $ (8,153)      $ 20,886
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------

2005:
Life            $ -       $ -     $ 1,506     $ 67      $ 424    $ 1,164      $ 110     $ 570       $ -         $ -          $ 295
Annuities    25,101     6,878     207,945        -          -      8,110      9,052     9,506    (2,591)     (7,833)        16,345
Accident
and health        -         -         523       40     16,259     11,528        768     9,064         -           -          2,625
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------

           $ 25,101   $ 6,878   $ 209,974    $ 107   $ 16,683   $ 20,802    $ 9,930  $ 19,140  $ (2,591)   $ (7,833)      $ 19,265
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------

2004:
Life            $ -       $ -     $ 1,559     $ 56      $ 643      $ 657      $ 161     $ 500       $ -         $ -          $ (92)
Annuities    17,383     4,396     112,292        -          -      5,851      7,098     6,649    (3,838)     (3,032)         9,574
Accident
and health        -         -         561       39     13,402      9,920      1,021     4,729         -           -          2,475
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------

           $ 17,383   $ 4,396   $ 114,412     $ 95   $ 14,045   $ 16,428    $ 8,280  $ 11,878  $ (3,838)   $ (3,032)      $ 11,957
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------
          ---------- ---------  ----------  -------  ---------  ---------  --------- --------- ---------  ----------  -------------

*     See note 8 for aggregate gross amortization of DSI.
**    See note 7 for aggregate gross amortization of policy acquisition costs.

    See accompanying report of independent registered public accounting firm.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Schedule IV- Reinsurance

                                                                                         Percentage
                                            Assumed          Ceded                        of amount
                             Direct        from other       to other         Net           assumed
        Year ended           amount        companies       companies        amount         to net
------------------------  --------------  -------------   -------------  -------------   ------------

December 31, 2006:

Life insurance in force        $ 91,453            $ -        $ 78,095       $ 13,358           0.0%
                          --------------  -------------   -------------  -------------   ------------

Premiums:
     Life                       $ 1,780            $ -         $ 1,370          $ 410           0.0%
     Annuities                   10,200              -               -         10,200           0.0%
     Accident and health         10,102          6,530           6,908          9,724          67.2%
                          --------------  -------------   -------------  -------------   ------------

        Total premiums         $ 22,082        $ 6,530         $ 8,278       $ 20,334          32.1%
------------------------  --------------  -------------   -------------  -------------   ------------

December 31, 2005:


Life insurance in force       $ 139,707            $ -        $ 83,338       $ 56,369           0.0%
                          --------------  -------------   -------------  -------------   ------------

Premiums:
     Life                       $ 2,086            $ -           $ 922        $ 1,164           0.0%

     Annuities                    8,110              -               -          8,110           0.0%
     Accident and health         10,207          8,494           7,173         11,528          73.7%
                          --------------  -------------   -------------  -------------   ------------

        Total premiums         $ 20,403        $ 8,494         $ 8,095       $ 20,802          40.8%
------------------------  --------------  -------------   -------------  -------------   ------------

December 31, 2004:


Life insurance in force       $ 256,970            $ -       $ 101,673      $ 155,297           0.0%
                          --------------  -------------   -------------  -------------   ------------

Premiums:
     Life                       $ 2,247            $ -         $ 1,590          $ 657           0.0%

     Annuities                    5,851              -               -          5,851           0.0%
     Accident and health          9,214          6,564           5,858          9,920          66.2%
                          --------------  -------------   -------------  -------------   ------------

        Total premiums         $ 17,312        $ 6,564         $ 7,448       $ 16,428          40.0%
------------------------  --------------  -------------   -------------  -------------   ------------


    See accompanying report of independent registered public accounting firm.
                                       38

                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Balance Sheets as of December 31, 2006 and 2005.
    3.     Statements of Operations for the years ended December 31, 2005, 2005 and 2004.
    4.     Statements of Comprehensive Income for the years ended December 31, 2006, 2005 and 2004.
    5.     Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.
    6.     Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.
    7.     Notes to Financial Statements
    8.     Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2006.
    3.     Statements of Operations for the year or period ended December 31, 2006.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2006 and 2005.
    5.     Notes to Financial Statements - December 31, 2006.


b.  Exhibits

    1.     Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988(1)
    2.     Not Applicable
    3.a.   Principal Underwriter Agreement by and between Preferred Life
           Insurance Company of New York on behalf of Preferred Life Variable
           Account C and NALAC Financial Plans, Inc.(2) Preferred Life Insurance
           Company of New York is the predecessor to Allianz Life Insurance
           Company of New York. Preferred Life Variable Account C is the
           predecessor to Allianz Life of NY Variable Account C. NALAC Financial
           Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.
      b.   Copy of Broker-Dealer Agreement between Preferred Life Insurance
           Company of New York and NALAC Financial Plans, Inc. (predecessor to
           Allianz Life Financial Services, LLC)(14)
      c.   Form of General Agency Agreement with Allianz Life Financial Services, LLC.(12)
    4.a.   Individual Variable Annuity Contract - P40071 (5-03)(9)
      b.   Contract Schedule Page - P40086 A through P40086 D*
      c.   Traditional GMDB Endorsement - S40496(7)
      d.   Enhanced GMDB Endorsement - S40497(7)
      e.   Traditional GMIB Endorsement - S40499(9)
      f.   Enhanced GMIB Endorsement - S40723(14)
      g.   Traditional GPWB Endorsement - S40501(9)
      h.   Enhanced GPWB Endorsement -  S40724(14)
      i.   DCA Fixed Account Endorsement - S40498(14)
      j.   Unisex Endorsement - P20031(14)
      k.   Pension Plan and Profit Sharing Plan Endorsement - S40690(14)
      l.   403(b) Endorsement - S40687(14)
      m.   IRA Endorsement - P30012-NY(14)
      n.   Roth IRA Endorsement - S40688-NY(14)
      o.   Inherited IRA/Roth IRA Endorsement - S40714-NY(11)
      p.   GMIB and GPWB 5% Endorsements - S40644 & S40645(11)
      q.   Waiver of CDSC Endorsement - S30077(14)
    5.a.   Application for Individual Variable Annuity Contract - P40070 NY(1-06)*
    6.(i)  Copy of Certificate of the Amendment of Charter of the Company dated
           October 5, 1988 and the Declaration of Intention and Charter dated
           August 26, 1996(1(2))
      (ii) Copy of the Restated Bylaws of the Company (as amended on October 2, 1996)(12)
    7.     Not Applicable
    8.a.   Copy of Administrative Services between AIM Advisors, Inc. and Preferred Life Insurance Company of New York,
           dated 7/27/1999(14)
      b.   Copy of Participation Agreement between AIM Variable Insurance Funds,
           Inc., Preferred Life Insurance Company of New York and NALAC
           Financial Plans LLC, dated 7/27/1999(4)
      c.   Copy of Amendments to Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of New York
           (formerly Preferred Life Insurance Company of New York) and Allianz
           Life Financial Services, LLC (formerly NALAC Financial Plans, LLC and formerly USAllianz Investor Services, LLC, dated 5/1/02, 5/1/03,
           5/1/06(14)
      d.   Copy of Participation Agreement between Davis Variable Account Fund,
           Inc., Davis Distributors, LLC and Preferred Life Insurance Company of
           New York, dated 11/1/1999(5)
      e.   Copy of Amendments to Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life
           Insurance Company of New York (formerly Preferred Life Insurance
           Company of New York), dated 2/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04,
           5/1/06(14)
      f.   Copy of Administrative Services Agreement between The Dreyfus
           Corporation and Preferred Life Insurance Company of New York, dated
           5/1/2002(14)
      g.   Copy of Amendments to Administrative Services Agreement between The
           Dreyfus Corporation and Allianz Life Insurance Company of New York
           (formerly Preferred Life Insurance Company of New York), dated
           8/7/02, 10/16/06(14)
      h.   Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service
           Corporation and USAllianz Investor Services, LLC (predecessor to
           Allianz Life Financial Services, LLC.), dated 5/1/2002(14)
      i.   Copy of Fund Participation Agreement between Preferred Life Insurance
           Company of New York, Dreyfus Investment Portfolios and The Dreyfus
           Life and Annuity Index Fund, dated 5/1/2002(8)
      j.   Copy of Amendments to Fund Participation Agreement between Allianz
           Life Insurance Company of New York (formerly Preferred Life Insurance
           Company of New York), Dreyfus Investment Portfolios and the Dreyfus
           Stock Index Fund, Inc., dated 5/1/03, 4/30/04, 5/1/06(14)
      k.   Copy of Administrative Services Agreement between Franklin Templeton
           Services LLC and Preferred Life Insurance Company of New York, dated
           10/1/2003(11)
      l.   Copy of Amendments to Administrative Services Agreement between
           Franklin Templeton Services, LLC and Allianz Life Insurance Company
           of New York (formerly Preferred Life Insurance Company of New York), dated 9/12/05, 6/20/06(14)
      m.   Copy of Participation Agreement between Franklin Templeton Variable
           Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
           Allianz Life Insurance Company of New York and USAllianz Investor
           Services, LLC (the predecessor to Allianz Life Financial Services,
           LLC.), and dated 10/1/2003(11)
      n.   Copy of Amendments to Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Allianz Life Insurance Company of New York and
           USAllianz Investor Services, LLC (the predecessor to Allianz Life
           Financial Services, LLC.), dated 5/3/04, 5/1/06(14)
      o.   Copy of Participation Agreement between Premier VIT, Allianz Life of
           New York and Allianz Global Investors Distributors LLC, dated
           5/1/2006(13)
      p.   Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006(13)
      q.   Copy of Administrative Support Service Agreement between
           OppenheimerFunds, Inc. and Preferred Life Insurance Company of New
           York, dated 12/1/1999(10)
      r.   Copy of Amendment to Administrative Support Service Agreement between
           OppenheimerFunds, Inc. and Preferred Life Insurance Company of New
           York, dated 2/1/2000(14)
      s.   Copy of Participation Agreement between Oppenheimer Variable Account
           Funds, OppenheimerFunds, Inc. and Preferred Life Insurance Company of
           New York, dated 12/1/1999(5)
      t.   Copy of Amendment to Participation Agreement between Oppenheimer
           Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life
           Insurance Company of New York (formerly Preferred Life Insurance
           Company of New York), dated 2/1/00, 5/1/02, 4/30/04, 5/1/06(14)
      u.   Copy of Amended and Restated Services Agreement between Pacific
           Investment Management Company LLC and Allianz Life Insurance Company
           of New York, dated 01/01/2007(14)
      v.   Copy of Participation Agreement between Preferred Life Insurance
           Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds
           Distributors LLC, dated 12/1/1999(5)
      w.   Copy of Amendments to Participation Agreement between Allianz Life
           Insurance Company of New York (formerly Preferred Life Insurance
           Company of New York), PIMCO Variable Insurance Trust, and Allianz
           Global Investors Distributors LLC (formerly PIMCO Funds Distributors
           LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05(14)
      x.   Copy of Distribution Services Agreement between Allianz Life
           Insurance Company of New York and Allianz Global Investors
           Distributors, LLC, dated 01/01/2007(14)
      y.   Copy of Services Agreement between Prudential Investment Management
           Services LLC and Preferred Life Insurance Company of New York, dated
           12/15/2000(10)
      z.   Copy of Amendment to Services Agreement between Prudential Investment
           Management Services LLC and Preferred Life Insurance Company of New
           York, dated 9/9/2002(14)
      aa.  Copy of Fund Participation Agreement between Preferred Life Insurance
           Company of New York, The Prudential Series Fund, Inc., Prudential
           Investments Fund Management LLC, and Prudential Investment Management
           Services, LLC, dated 12/15/2000(6)
      ab.  Copy of Amendment to Participation Agreement between The Prudential
           Series Fund, Inc., The Prudential Insurance Company of America,
           Prudential Investment Management Services, LLC and Allianz Life
           Insurance Company of New York (formerly Preferred Life Insurance
           Company of New York), dated 5/1/2003(14)
      ac.  Copy of Service Agreement between J.&W. Seligman & Co. Incorporated and Preferred Life Insurance Company of New York, dated
           12/16/1999(10)
      ad.  Copy of Fund Participation Agreement between Seligman Portfolios,
           Inc. and Preferred Life Insurance Company of New York, dated
           12/1/1999(5)
      ae.  Copy of Amendments to Participation Agreement between Seligman
           Portfolios, Inc. and Allianz Life Insurance Company of New York
           (formerly Preferred Life Insurance Company of New York), dated
           2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(14)
      af.  Copy of Service Agreement between Van Kampen Asset Management Inc.
           and Preferred Life Insurance Company of New York, dated
           11/15/1999(14)
      ag.  Copy of Amendment to Service Agreement between Van Kampen Asset
           Management Inc. and Preferred Life Insurance Company of New York,
           dated 2/1/2000(14)
      ah.  Copy of Fund Participation Agreement between Preferred Life Insurance
           Company of New York, Van Kampen Life Investment Trust, Van Kampen
           Funds Inc., and Van Kampen Asset Management Inc., dated 5/1/2001(8)
      ai.  Copy of Amendments to Participation Agreement between Preferred Life
           Insurance Company of New York, Van Kampen Life Investment Trust, Van
           Kampen Funds Inc., and Van Kampen Asset Management Inc., dated
           5/1/2003(14)
      aj.  Copy of Amended and Restated Participation Agreement between
           USAllianz Variable Insurance Products Trust, Allianz Life Insurance
           Company of New York and BISYS Fund Services Limited Partnership,
           dated 12/2/2004(11)
      ak.  Copy of Amendments to Participation Agreement between USAllianz
           Variable Insurance Products Trust, Allianz Life Insurance Company of
           New York and BISYS Fund Services Limited Partnership, dated 4/29/05,
           11/29/06(14)
    9.     Opinion and Consent of Counsel*
    10.    Consent of Independent Registered Public Accounting Firm*
    11.    Not Applicable
    12.    Not Applicable
    13.    Power of Attorney(14)

* Filed herewith

(1) Incorporated by reference from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.
(2) Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
(3) Incorporated by reference from Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 29, 1997.
(4) Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on November 12, 1999.
(5) Incorporated by reference from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.
(6) Incorporated by reference from Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 15, 2000.
(7) Incorporated by reference from Registrant's Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on December 21, 2001.
(8) Incorporated by reference from Registrant's Post Effective Amendment No.12 to Form N-4 (File Nos.333-19699 and 811-05716) as electronically filed on December 29, 2003.
(9) Incorporated by reference from Registrant's Post Effective Amendment No.12 to Form N-4 (File Nos.333-75718 and 811-05716) as electronically filed on December 30, 2003.
(10)Incorporated by reference from Registrant's Post Effective Amendment No.14 to Form N-4 (File Nos.333-75718 and 811-05716) as electronically filed on April 27, 2004.
(11)Incorporated by reference from Registrant's Post Effective Amendment No.15 to Form N-4 (File Nos.333-75718 and 811-05716) as electronically filed on April 27, 2005.
(12)Incorporated by reference from the Initial Registration Statement to Allianz Life Variable Account B's Form N-4 (File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006.
(13)Incorporated by reference from Registrant's Post Effective Amendment No. 17 to Form N-4 (File Nos. 333-75718 and 811-05716) electronically filed on December 28, 2006.
(14)Incorporated by reference from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.


ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Tyrus R. Campbell                                  Treasurer and Director
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Stephen P. Blaske                                  VP, Actuary and Director
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Gabrielle M. Matzdorff                             Director and Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Vincent G. Vitiello                                Director, Chairman of the Board, Chief Executive
                                                        Officer and President
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Wayne A. Robinson                                  Secretary
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Dennis J. Marion                                   Director
     39 Westview Road
     Wayne, NJ 07470
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Eugene T. Wilkinson                                Director
     31A Mountain Blvd
     Warren, NJ 07059
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Stephen R. Herbert                                 Director
     900 Third Avenue
     New York, NY 10022
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Jack F. Rockett                                    Director
     140 East 95th Street, Ste 6A
     New York, NY 10129
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Rhonda Schwartz                                    Chief Compliance Officer and Regulation 60 Officer
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Stewart D. Gregg                                   Assistant Secretary
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Thomas Barta                                       Director
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Martha Clark Goss                                  Director
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Gary A. Smith                                      Director
     -------------------------------------------------- ------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 5 to Form N-4 (File Nos. 333-75718 and 811-05716) filed electronically on April 25, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2007 there were 1,117 qualified Contract Owners and 913 non-qualified Contract Owners with Contracts in the separate account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was: (i) a director of the Corporation; or (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of New York and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                         Allianz Life Variable Account B

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

         -------------------------------------- -----------------------------------------------------------------
                         NAME                                POSITIONS AND OFFICES WITH UNDERWRITER
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Robert DeChellis                       Chief Manager, Chief Executive Officer, President and Governor
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Angela Wilson                          Chief Financial Officer and President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Catherine Q. Farley                    Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Brad Coustan                           Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Corey J. Walther                       Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Dave Schliesman                        Senior Vice President - Sales
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Jeffrey W. Kletti                      Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Wayne Peterson                         Chief Compliance Officer
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Stewart D. Gregg                       Secretary
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Carol Dunn                             Assistant Secretary
         -------------------------------------- -----------------------------------------------------------------

c.
For the period 1-1-2006 to 12-31-2006:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services, LLC  $5,508,561.44               $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $5,508,561.44 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                                 REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with: 1. Include appropriate disclosure regarding the redemption restrictions imposed by
Section 403(b)(11) in each
    registration statement, including the prospectus, used in connection with the offer of the contract; 2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 24th day of April, 2007.

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                                  (Registrant)

                 By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                            BY: /S/ STEWART D. GREGG

                                Stewart D. Gregg
                            Senior Securities Counsel

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                   (Depositor)

                          BY: /S/ VINCENT G. VITIELLO*

                               Vincent G. Vitiello
                      Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th of April, 2007.

       SIGNATURE                              TITLE
       Vincent G. Vitiello*                   Director, Chairman of the Board, President & Chief Executive
       Vincent G. Vitiello                    Officer
       Gabby Matzdorff*                       Director and Chief Financial Officer
       Gabby Matzdorff
       Stephen Blaske*                        Director and Vice President - Actuary
       Stephen Blaske
       Tyrus R. Campbell*                     Director and Treasurer
       Tyrus R. Campbell
       Suzanne Pepin*                         Director
       Suzanne Pepin
       Dennis Marion*                         Director
       Dennis Marion
       Eugene T. Wilkinson*                   Director
       Eugene T. Wilkinson
       Stephen R. Herbert*                    Director
       Stephen R. Herbert
       Jack F. Rockett*                       Director
       Jack F. Rockett
       Gary A. Smith*                         Director
       Gary A. Smith
       Martha Clark Goss*                     Director
       Martha Clark Goss
       Thomas Barta*                          Director
       Thomas Barta

   * By Power of Attorney filed as Exhibit 13 to this Registration Statement.

                             BY /S/ STEWART D. GREGG
                                Stewart D. Gregg
                            Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 18
                                       TO
                                    FORM N-4
                       (FILE NOS. 333-75718 AND 811-05716)
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                INDEX TO EXHIBITS

EX-99.B4.b. Contract Schedule Page - P40086 (A-D)
EX-99.B5.   Application for Ind. VA Contract - P40070 NY (1-06)
EX-99.B9    Opinion and Consent of Counsel
EX-99.B10   Consent of Independent Registered Public Accounting Firm